RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure of risk management [abstract]
Disclosure of risk management [text block]

NOTE 4 – RISK MANAGEMENT

Grupo Aval and its subsidiaries in the financial sector, Banco de Bogotá, Banco de Occidente, Banco AV Villas, Banco Popular, Corficolombiana, Porvenir, Aval Fiduciaria and Aval Casa de Bolsa manage risk pursuant to the applicable regulations in each country where they operate and according to Grupo Aval’s policies.

The risk framework requires that strong risk management practices are integrated in the key processes across Grupo Aval with a goal of ensuring risks are appropriately considered, evaluated and responded to in a timely manner. Grupo Aval employs a risk management process that aims to identify, measure, monitor and control, as part of the daily activities, all the risks that Grupo Aval is exposed to.

Three lines model: in addition to the roles of Executive Officers in managing risk, management has ownership and accountability across the three lines of defense: (1) First Line: Business Units, (2) Second Line: mainly concentrated in the Independent Risk Management units and (3) Third line: Corporate Audit.

●	Business Units: Include the business lines as well as the Technology and Operations areas which are responsible for appropriate assessment and effective management of all risks associated with their processes.
●	Independent Risk Management Units: Risk management areas include risk management and compliance departments. There are other control functions that are not part of these areas but are also key in risk mitigation of non-financial risks, including legal, human resources certain activities within the financial and administrative processes.
●	Corporate Audit: Corporate audit maintains its independence from the first and second lines by reporting directly to the Audit Committee or the Board. Corporate Audit provides independent assessment and validation through testing of key processes and controls across Grupo Aval.

The following sections outline the key financial risks that are inherent to the business activities of the subsidiaries:

Financial risks

i)	Credit risk: the risk of financial loss if a debtor fails to meet their contractual obligations.
ii)	Market risk: the risk of loss arising from potential adverse movements in the value of the subsidiaries in the financial sector assets and liabilities or future results, arising as a result of changes in market variables such as interest rates, foreign exchange rates, equity prices, commodity prices, implied volatilities or credit spreads; this includes the structural interest rate and foreign exchange risks.
iii)	Interest rate risk: it is the current or potential risk to equity and profits that arise from adverse movements in interest rates, which affect the positions of the banking book.
iv)	Liquidity risk: the risk of being unable to meet contractual and contingent obligations or that the subsidiaries in the financial sector do not have the appropriate amount, composition and tenor of funding and liquidity to support the financial assets and liabilities requirements (funding liquidity risk). Also includes the capability to manage its investment portfolio in terms of liquidity, duration and currency (market liquidity risk).

Additionally, the risk areas are responsible for supporting capital management by determining risk levels of the calculation of capital adequacy requirements, impact assessment of the risk materialization on compliance with capital levels and determining the levels of risk appetite.

Objective and general guidelines of financial risk management

Grupo Aval’s and its subsidiaries of the financial sector objective is to maximize returns for its investors through strong risk management. The guiding principles of risk management at Grupo Aval are as follows:

a)	Make risk management a part of every institutional process.
b)	Collective decision making for the approval of commercial lending of significant amounts.
c)	Extensive and in-depth industry and market knowledge, as a result of sound leadership and experienced, stable and seasoned senior management.
d)	Clear risk management policies based on a top-down approach with respect to:
●	Compliance with know-your-customer policies.
●	Commercial loans credit structure based on clear identification of sources of repayment as well as cash flow generation capacity of the borrower.
e)	Use of similar credit analysis tools for analysis across subsidiaries of financial sector.
f)	Diversification of the commercial loan portfolio with respect to industries and economic groups.
g)	Specialization in consumer product niches.
h)	Extensive use of continuously updated scoring models and up-to-date credit ratings to ensure quality growth of loans with high credit quality.
i)	We define policies in terms of:
●	Trading portfolio composition with bias towards lower volatility instruments.
●	Proprietary trading position.
●	Variable compensation for the trading staff.
j)	Control the position-level exposures based on market risk sensitivities (such as VaR, DV01, Delta, Rho and Vega) and credit risk exposures by counterparties.
k)	Concentration and diversification limits which are based on market liquidity and volatility, operational capacity, valuation and credit quality of counterparties.
l)	Control and follow up on the funding and liquidity risk with independent oversight. This includes setting limits related to high quality liquid assets and maturity concentration of financial liabilities among others.
m)	Ensuring compliance with regulatory limits and reviewing how the current and projected strategy can affect those limits.
n)	Use of our market experience in the identification and implementation of best practices for risk management.

Main premises for risk management

Grupo Aval´s risk culture is based on the principles indicated in the section above, which are transmitted to all subsidiaries of the financial sector and business units. The strategy related to risk management is supported by the following guidelines:

a)	In the financial sector subsidiaries of Grupo Aval, the risk function is independent of the business units. The segregation of functions between the business areas and the risk areas in charge of risk measurement analysis, control and reporting, provide enough independence and autonomy for proper risk control.
b)	The decision-making process at the subsidiaries of the financial sector requires that transactions of significant amounts are sent to decision centers such as risk committees. The frequency of meetings of these committees ensures a high degree of agility regarding proposal resolution, and continuous participation of senior management in management of various risks.
c)	Grupo Aval has corporate policies for the risks to which it is exposed. The business and risk units of Grupo Aval and its subsidiaries of the financial sector hold orientation meetings based on approaches to risk that are consistent with Grupo Aval´s risk culture.
d)	Grupo Aval has implemented a risk system that is updated on a regular basis to address new conditions in the markets and the risks to which Grupo Aval is exposed.
e)	There are adequate information systems to monitor risk exposure, ensure compliance with the approved policies and implement appropriate corrective actions as and when necessary.
f)	Key risks are analyzed on a regular basis, not only when risks materialize or problems occur during the normal course of business but in a continuous process of risk management.
g)	Grupo Aval and its subsidiaries of the financial sector have training courses on risk culture for all hierarchy levels in the organization.
h)	A risk culture has been integrated throughout the organization, consisting of a series of attitudes, values, skills and guidelines to action.

Disclosure of risk management, credit risk [text block]
Financial Risk Review

4.1 Credit Risk

4.1.1 Consolidated Credit Risk Exposure

Grupo Aval´s subsidiaries are exposed to credit risk, consisting of the risk of financial loss as a result of a failure of a debtor to meet their contractual obligations in financial transactions on a timely and complete manner. Exposure to credit risk for Grupo Aval and its subsidiaries is a result of credit activities and transactions with counterparties.

The maximum exposure to credit risk of Grupo Aval, at a consolidated level is reflected in the carrying value of financial assets in the Consolidated Statement of Financial position of Grupo Aval as of December 31, 2025, and 2024 as follows:

Assets	December 31, 2025 (1)		December 31, 2024
Cash and cash equivalents (2)	Ps.	15,685,267	Ps.	13,256,505
Trading investments in debt securities		17,582,844		11,937,414
Investments in debt securities mandatorily at FVTPL		—		1,425
Investments in debt securities at FVOCI (3)		28,455,957		27,050,198
Investments in debt securities at amortized cost		9,205,457		10,708,367
Derivatives instruments (4)		2,217,021		969,294
Hedging derivatives (4)		236,558		54,019
Loans
Commercial		108,308,984		115,414,643
Consumer		60,456,213		61,976,325
Mortgage		22,111,710		22,035,727
Microcredit		1,520		4,375
Interbank and overnight funds		1,777,516		705,055
Other accounts receivable FVTPL(5)		2,635,437		4,181,835
Other accounts receivable at amortized cost		22,216,161		24,138,538
Total financial assets with credit risk	Ps.	290,890,645	Ps.	292,433,720
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		2,199,093		3,082,949
Credit commitments		29,419,499		25,593,472
Total exposure to credit risk outside of the statement of financial position (6)	Ps.	31,618,592	Ps.	28,676,421
Total maximum exposure to credit risk	Ps.	322,509,237	Ps.	321,110,141

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities. See Note 4.1.3 h.

(3) See details in note 4.1.3.

(4) See details in note 4.1.3 g.

(5) See Note 12.1 “Financial assets in concession arrangements”.

(6) See details in note 4.1.9.

With regard to guarantees and commitments to extend credit amounts, the maximum credit risk exposure is the amount of a commitment. Credit risk is mitigated by guarantees and collaterals as described in note 4.1.4 Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements.

Each of Grupo Aval´s financial subsidiaries assume the credit risk for both the credit activities, which includes commercial, consumer, mortgage and microcredit credit lending, and treasury activities including interbank loans, investment portfolio management, derivatives and foreign currency trading activities among others. Despite being independent businesses, the nature of insolvency risk of a borrower or counterparty is similar and therefore the criteria in which they are evaluated is similar.

4.1.1.A. Loan portfolio disclosure

Loans are recorded at amortized cost in the Consolidated Statement of Financial Position, and are classified as commercial, consumer, residential mortgage, microcredit, interbank and overnight funds. The following table presents the portfolio balances, provision balances and net value portfolio by line of business:

December 31, 2025

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	108,308,984	Ps.	4,261,931	Ps.	104,047,053
Interbank and overnight funds		1,777,516		148		1,777,368
Commercial, interbank and overnight funds	Ps.	110,086,500	Ps.	4,262,079	Ps.	105,824,421
Consumer		60,456,213		3,664,776		56,791,437
Mortgage		22,111,710		502,155		21,609,555
Microcredit		1,520		960		560
Total portfolio (1)	Ps.	192,655,943	Ps.	8,429,970	Ps.	184,225,973

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

December 31, 2024

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	115,414,643	Ps.	5,362,893	Ps.	110,051,750
Interbank and overnight funds		705,055		795		704,260
Commercial, interbank and overnight funds	Ps.	116,119,698	Ps.	5,363,688	Ps.	110,756,010
Consumer		61,976,325		4,166,018		57,810,307
Mortgage		22,035,727		473,315		21,562,412
Microcredit		4,375		3,618		757
Total portfolio	Ps.	200,136,125	Ps.	10,006,639	Ps.	190,129,486

4.1.1.B Loan portfolio given as collateral

As of December 31, 2025 and 2024, there were no portfolio operations delivered as collateral in resource auction operations with Banco República.

4.1.2 Loan and Counterparty Approval Process for subsidiaries in the financial sector

The principles and rules for credit management and credit risk for each financial subsidiary are contained in the corresponding manuals, both for commercial banking activities and treasury activities. Evaluation criteria to measure credit risk follows the principal instructions set forth by the Treasury and Credit Risk Committees.

The maximum authority regarding lending is the Board of Directors for each bank, which approves the general policy and has the capacity to approve large size transactions. In the normal banking operation, authorizations for approval of loans and lines of credit depend on the amounts, credit quality, tenor and security collateral or guarantees offered by the client. The Board of Directors of each subsidiary has delegated part of its lending authorities to different committees and executives who process the credit requests and are responsible for the analysis and credit review.

Additionally, for the approval of credits, certain considerations are considered including but not limited to the probability of default, the recovery percentage of guarantees received, current customer exposure and tenor & concentration by economic sector.

Regarding treasury operations, the Boards of Directors approve lines of credit for counterparties. Risk control is essentially carried out through three mechanisms: periodic approval of lines of credit, evaluation of the conditions of the issuers at least annually and a report on concentrations for each client or economic group.

Although each financial subsidiary is responsible for its credit decisions and risk management, Grupo Aval as the holding entity, oversees the implementation of appropriate risk management controls at the financial subsidiaries through the Corporate Risk Unit.

The holding’s risk management staff meets on a periodically basis to discuss Grupo Aval subsidiaries’ loan portfolio, developments in industry, risks and opportunities. Additionally, Grupo Aval through the Credit Projects Unit reviews credit exposures approved by the Group's financial entities, in accordance with guidelines established based on financial indicators, group exposure limits, economic sectors and other relevant criteria. This process was designed to effectively leverage the combined equity of its Banks and support the proper identification and management of potential risk issues.

Each subsidiary of the financial sector has a Credit Risk Management System, which is managed by the risk vice-presidency or its equivalent, and includes, among others, the design, implementation and evaluation of policies and risk mechanisms defined by the Risk Committee and the Board of Directors of each entity. The operation of the Credit Risk Management System has resulted in the integration of risk measurement tools into the credit approval process in each of the financial subsidiaries.

Each subsidiary of the financial sector in Colombia primarily uses two models for evaluating credit risk for the approval of commercial loans. The first is the financial ratings model, which consists of statistical models based on the client´s financial information, which are used in the approval process and for portfolio management and monitoring. The second model is based on the client´s financial ratings and their historical payment behavior with the bank, used in the customer credit risk grade.

For retail loans (including mortgage loans and auto loans) models are based on product line characteristic, sociodemographic variables and the historical payment behavior of the clients with the bank and the financial sector, among others.

As a result of the changes caused by the national and international economic and political situation, periodically review and analyze whether it is necessary to adjust origination strategies, along with approved debt limits in accordance with individual risk analysis, especially for customers identified in high-risk sectors, segments, credit lines and among others.

4.1.3 Credit quality analysis

The Credit-risk Monitoring Process and Credit rating of the loan portfolio

The monitoring process and credit risk review of each financial subsidiary is carried out in several steps including portfolio analysis by vintages, risk level rating, permanent high-risk clients’ review, restructuring processes of operations and the receipt of foreclosed assets as payment.

Periodically the financial subsidiaries classify each client in one of these risk categories: Category Normal, Acceptable, Appreciable, Significant and Non - recoverability, based on the statistical models that each subsidiary has.

In addition, each bank evaluates the commercial portfolio by economic sectors, where macro-sectors are evaluated with the purpose of monitoring the concentration per economic sector and the risk level of each one.

At least once a year, each financial subsidiary carries out an individual analysis of credit risk based on updated financial information of the client, payment record, collateral security/guarantees received, credit bureau reports and other qualitative information available; based on the information, clients are classified by risk level as mentioned above.

Each risk category is explained as follows:

Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or their projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a temporary or permanent basis, the debtor’s paying capacity or their projected cash flows to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

Category	PD*	Risk	Description
8	> 90%	Non-recoverability	Deemed uncollectible.

(*)  Probability of default – “PD” is the probability that the counterpart defaults in their payment obligations of capital and/or interest.

For mortgage loans and microcredits, the previous classification by risk levels is carried out monthly considering the number of days past due.

In addition, the credit risk exposure is managed through a periodic analysis of the borrowers (or potential borrowers) to determine the repayment capacity of capital and interest. The credit risk exposure is also mitigated partly by obtaining collateral security, corporate and personal guarantees.

The following table sets out information about the credit quality of financial assets measured at amortized cost. Unless specifically indicated, for financial assets, the amounts in the table represent gross carrying amounts. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Based on the foregoing classifications, each financial subsidiary establishes and executes collection strategies directed at maximizing the collection of the loan portfolio.

As of December 31, 2025, and 2024, the following is a summary of the most representative credit portfolio by probability of default. Explanation of the terms: Stage 1, Stage 2 and Stage 3 are included in Note 2 (2.5) (ix) and explained in detail in Note 4.1.5 (Measurement of Expected Credit Loss).

Total Portfolio

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	165,440,008	Ps.	3,450,456	Ps.	45,850	Ps.	168,936,314
7.5% - 15%		6,670,078		828,542		4,860		7,503,480
15% - 22.5%		640,933		580,074		12,169		1,233,176
22.5% - 30%		122,067		258,569		432		381,068
30% - 45%		184,363		1,746,377		71,536		2,002,276
45% - 60%		55,985		611,877		55		667,917
60% - 90%		5,616		1,127,578		13,724		1,146,918
> 90%		545		57,902		10,726,347		10,784,794
TOTAL	Ps.	173,119,595	Ps.	8,661,375	Ps.	10,874,973	Ps.	192,655,943

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	165,325,376	Ps.	2,733,552	Ps.	74,867	Ps.	168,133,795
7.5% - 15%		10,731,075		1,379,780		614		12,111,469
15% - 22.5%		535,897		447,250		97		983,244
22.5% - 30%		344,972		556,641		246		901,859
30% - 45%		185,460		1,570,202		1,795		1,757,457
45% - 60%		62,448		948,971		148		1,011,567
60% - 90%		9,205		1,818,316		105,882		1,933,403
> 90%		2,098		63,862		13,237,371		13,303,331
TOTAL	Ps.	177,196,531	Ps.	9,518,574	Ps.	13,421,020	Ps.	200,136,125

Commercial

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	94,590,767	Ps.	2,072,599	Ps.	45,625	Ps.	96,708,991
7.5% - 15%		1,820,441		381,875		4,790		2,207,106
15% - 22.5%		94,162		38,927		12,158		145,247
22.5% - 30%		33,513		77,083		315		110,911
30% - 45%		44,839		1,111,043		71,456		1,227,338
45% - 60%		26,155		163,632		—		189,787
60% - 90%		2,380		70,348		7,486		80,214
> 90%		4		1,751		7,637,635		7,639,390
TOTAL	Ps.	96,612,261	Ps.	3,917,258	Ps.	7,779,465	Ps.	108,308,984

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	95,690,974	Ps.	1,061,196	Ps.	74,525	Ps.	96,826,695
7.5% - 15%		5,926,757		789,697		603		6,717,057
15% - 22.5%		91,248		147,840		8		239,096
22.5% - 30%		113,165		213,759		225		327,149
30% - 45%		69,485		950,652		1,711		1,021,848
45% - 60%		33,092		223,917		38		257,047
60% - 90%		2,895		76,708		97,492		177,095
> 90%		289		481		9,847,886		9,848,656
TOTAL	Ps.	101,927,905	Ps.	3,464,250	Ps.	10,022,488	Ps.	115,414,643

Consumer

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	48,569,942	Ps.	1,240,167	Ps.	225	Ps.	49,810,334
7.5% - 15%		4,848,792		343,976		63		5,192,831
15% - 22.5%		546,704		455,732		8		1,002,444
22.5% - 30%		88,554		166,718		115		255,387
30% - 45%		139,524		271,471		75		411,070
45% - 60%		29,830		377,910		53		407,793
60% - 90%		3,236		961,948		6,228		971,412
> 90%		541		55,852		2,348,549		2,404,942
TOTAL	Ps.	54,227,123	Ps.	3,873,774	Ps.	2,355,316	Ps.	60,456,213

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	49,327,615	Ps.	1,473,359	Ps.	339	Ps.	50,801,313
7.5% - 15%		4,600,920		439,437		11		5,040,368
15% - 22.5%		377,855		148,417		89		526,361
22.5% - 30%		230,075		231,107		21		461,203
30% - 45%		115,355		342,328		84		457,767
45% - 60%		29,356		511,606		110		541,072
60% - 90%		6,280		1,478,181		8,389		1,492,850
> 90%		1,809		62,817		2,590,765		2,655,391
TOTAL	Ps.	54,689,265	Ps.	4,687,252	Ps.	2,599,808	Ps.	61,976,325

Mortgage

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	20,501,276	Ps.	137,690	Ps.	—	Ps.	20,638,966
7.5% - 15%		809		102,691		7		103,507
15% - 22.5%		67		85,415		3		85,485
22.5% - 30%		—		14,768		2		14,770
30% - 45%		—		363,857		5		363,862
45% - 60%		—		70,335		2		70,337
60% - 90%		—		95,282		10		95,292
> 90%		—		299		739,192		739,491
TOTAL	Ps.	20,502,152	Ps.	870,337	Ps.	739,221	Ps.	22,111,710

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	19,602,506	Ps.	198,997	Ps.	3	Ps.	19,801,506
7.5% - 15%		201,894		150,646		—		352,540
15% - 22.5%		66,794		150,993		—		217,787
22.5% - 30%		1,718		111,771		—		113,489
30% - 45%		617		277,207		—		277,824
45% - 60%		—		213,437		—		213,437
60% - 90%		—		263,418		1		263,419
> 90%		—		564		795,161		795,725
TOTAL	Ps.	19,873,529	Ps.	1,367,033	Ps.	795,165	Ps.	22,035,727

Interbank and overnight funds

December 31, 2025 (1)
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	1,777,516	Ps.	—	Ps.	—	Ps.	1,777,516
7.5% - 15%		—		—		—		—
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	1,777,516	Ps.	—	Ps.	—	Ps.	1,777,516

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

December 31, 2024
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	703,863	Ps.	—	Ps.	—	Ps.	703,863
7.5% - 15%		1,192		—		—		1,192
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	705,055	Ps.	—	Ps.	—	Ps.	705,055

Loan commitments and financial guarantee contracts

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	29,737,149	Ps.	79,137	Ps.	1,020	Ps.	29,817,306
7.5% - 15%		626,507		564,672		199		1,191,378
15% - 22.5%		49,011		135,096		121		184,228
22.5% - 30%		17,503		13,908		65		31,476
30% - 45%		5,137		136,229		160		141,526
45% - 60%		1,066		56,557		195		57,818
60% - 90%		235		1,943		675		2,853
> 90%		14		431		191,562		192,007
TOTAL	Ps.	30,436,622	Ps.	987,973	Ps.	193,997	Ps.	31,618,592

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	25,001,252	Ps.	65,537	Ps.	666	Ps.	25,067,455
7.5% - 15%		460,057		437,341		46		897,444
15% - 22.5%		79,091		2,207,502		39		2,286,632
22.5% - 30%		22,053		6,514		29		28,596
30% - 45%		12,330		133,364		179		145,873
45% - 60%		539		74,023		52		74,614
60% - 90%		244		2,867		334		3,445
> 90%		5		2,370		169,987		172,362
TOTAL	Ps.	25,575,571	Ps.	2,929,518	Ps.	171,332	Ps.	28,676,421

Credit quality of financial assets (excluding loan portfolio)

The following is the breakdown of the different financial assets excluding loan portfolio, by credit risk level and type of issuer based on the rating issued by the independent credit ratings agency. A financial asset is considered investment grade if its credit rating is BBB- or higher by Standard & Poor's or Fitch Ratings scale, Baa3 or higher by Moody's scale, F3 or higher by Fitch Ratings Colombia S.A or BRC3 or higher by BRC of Colombia. Otherwise, the financial asset is considered speculative.

a)	Trading investment in debt securities

	December 31, 2025 (1)		December 31, 2024
Investment grade
Sovereign (2)(4)	Ps.	492,675	Ps.	10,699,113
Other public entities (3)		107,722		12,450
Corporate		3,781		3,996
Financial entities		126,993		161,465
Total investment grade	Ps.	731,171	Ps.	10,877,024
Speculative grade
Sovereign (2)(4)	Ps.	15,817,843	Ps.	17,824
Other public entities (3)		105,357		171,310
Corporate		22,896		30,527
Financial entities		905,577		840,729
Total Speculative grade	Ps.	16,851,673	Ps.	1,060,390
	Ps.	17,582,844	Ps.	11,937,414

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(3) Corresponds to operations with government entities, including public administration in general (including regional and local governments).

(4) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

b)	Investments in debt securities mandatorily at FVTPL

	December 31, 2025		December 31, 2024
Speculative grade
Corporate(1)	Ps.	—	Ps.	1,425
Total Speculative grade	Ps.	—	Ps.	1,425

(1) Corresponds to the BOCEA issued by Titularizadora Colombiana, in which Banco AV Villas held a position. At maturity, on December 16, 2025, the entity exercised its right to convert the instrument into shares

c)	Investments in debt securities at FVOCI

	December 31, 2025(1)
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (2)(4)	Ps.	1,306,564	Ps.	—	Ps.	—	Ps.	1,306,564
Other public entities (3)		91,016		—		—		91,016
Corporate		38,230		—		—		38,230
Financial entities		915,762		—		—		915,762
Multilateral		51,853		—		—		51,853
Total investment grade	Ps.	2,403,425	Ps.	—	Ps.	—	Ps.	2,403,425
Speculative grade
Sovereign (2)(4)	Ps.	24,622,925	Ps.	—	Ps.	—	Ps.	24,622,925
Other public entities (3)		415,235		—		—		415,235
Corporate		159,981		—		—		159,981
Financial entities		774,550		—		—		774,550
Multilaterals		8,712		—		—		8,712
Total speculative grade	Ps.	25,981,403	Ps.	—	Ps.	—	Ps.	25,981,403
Without Grade or Not available
Financial Entities	Ps.	63,234	Ps.	—	Ps.	—	Ps.	63,234
Sovereign(2)		7,895		—		—		7,895
Total Without Grade or Not available	Ps.	71,129	Ps.	—	Ps.	—	Ps.	71,129
	Ps.	28,455,957	Ps.	—	Ps.	—	Ps.	28,455,957

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2)  Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(3) Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

(4) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

	December 31, 2024
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (1)	Ps.	19,577,886	Ps.	—	Ps.	—	Ps.	19,577,886
Other public entities (2)		33,584		—		—		33,584
Central banks		204,855		—		—		204,855
Corporate		66,347		—		—		66,347
Financial entities		1,447,702		—		—		1,447,702
Multilaterals		333,279		—		—		333,279
Total investment grade	Ps.	21,663,653	Ps.	—	Ps.	—	Ps.	21,663,653
Speculative grade
Sovereign (1)	Ps.	3,192,832	Ps.	—	Ps.	—	Ps.	3,192,832
Other public entities (2)		429,161		—		—		429,161
Corporate		367,087		—		—		367,087

	December 31, 2024
		Stage 1		Stage 2		Stage 3		Total
Financial entities		1,134,852		—		—		1,134,852
Multilaterals		4,274		—		—		4,274
Total speculative grade	Ps.	5,128,206	Ps.	—	Ps.	—	Ps.	5,128,206
Without Grade or Not available
Corporate	Ps.	214,110	Ps.	—	Ps.	—		214,110
Financial entities		44,229		—		—		44,229
Total Without Grade or Not available	Ps.	258,339	Ps.	—	Ps.	—	Ps.	258,339
	Ps.	27,050,198	Ps.	—	Ps.	—	Ps.	27,050,198

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(2) Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

d)	Investments in debt securities at amortized cost

	December 31, 2025(1)
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (2)(4)	Ps.	30,540	Ps.	—	Ps.	—	Ps.	30,540
Financial entities		1,963,450		—		—		1,963,450
Total investment grade	Ps.	1,993,990	Ps.	—	Ps.	—	Ps.	1,993,990
Speculative grade
Other public entities (3)	Ps.	5,351,209	Ps.	—	Ps.	—	Ps.	5,351,209
Sovereign (2)(4)		1,860,258		—		—		1,860,258
Total speculative grade	Ps.	7,211,467	Ps.	—	Ps.	—	Ps.	7,211,467
	Ps.	9,205,457	Ps.	—	Ps.	—	Ps.	9,205,457

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(3) Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

(4) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

	December 31, 2024
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (1)	Ps.	2,584,348	Ps.	—	Ps.	—	Ps.	2,584,348
Financial entities		2,321,902		—		—		2,321,902
Total investment grade	Ps.	4,906,250	Ps.	—	Ps.	—	Ps.	4,906,250
Speculative grade
Other public entities (2)	Ps.	5,563,208	Ps.	—	Ps.	—	Ps.	5,563,208
Corporate		64,709		—		—		64,709
Financial entities		6,647		—		—		6,647
Total speculative grade	Ps.	5,634,564	Ps.	—	Ps.	—	Ps.	5,634,564
Without Grade or Not available
Corporate	Ps.	76,915	Ps.	68,638	Ps.	—	Ps.	145,553
Financial Entities		22,000		—		—		22,000
Total Without Grade or Not available	Ps.	98,915	Ps.	68,638	Ps.	—	Ps.	167,553
	Ps.	10,639,729	Ps.	68,638	Ps.	—	Ps.	10,708,367

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(2) Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

e)	Other accounts receivable at FVTPL

	December 31, 2025		December 31, 2024
Investment grade
Sovereign (1)(2)(4)	Ps.	—	Ps.	4,181,835
Total investment grade	Ps.	—	Ps.	4,181,835
Speculative grade
Sovereign (1)(2)(3)(4)	Ps.	2,635,437	Ps.	—
Total speculative grade	Ps.	2,635,437	Ps.	—
	Ps.	2,635,437	Ps.	4,181,835

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(2) Sovereign corresponds to the financial assets in concession arrangements rights at fair value.

(3) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

(4) See Note 12.1 “Financial assets in concession arrangements”.

f)	Other account receivable at amortized cost

Other accounts receivable at amortized cost
		December 31, 2025 (1)
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for government and corporate customers	Ps.	15,180,937	Ps.	—	Ps.	—	Ps.	—	Ps.	15,180,937
Other accounts receivable related to gas, energy services, contributions and others		1,343,088		144,086		173,848		—		1,661,022
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		5,374,202		5,374,202
Total other receivables	Ps.	16,524,025	Ps.	144,086	Ps.	173,848	Ps.	5,374,202	Ps.	22,216,161

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line by line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non current assets held for sale”, see note 13.A.

		December 31, 2024
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for government and corporate customers	Ps.	15,962,982	Ps.	—	Ps.	1,298	Ps.	—	Ps.	15,964,280
Other accounts receivable related to gas, energy services, contributions and others		1,497,946		130,745		144,634		—		1,773,325
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		6,400,933		6,400,933
Total other receivables	Ps.	17,460,928	Ps.	130,745	Ps.	145,932	Ps.	6,400,933	Ps.	24,138,538

Evaluated using general approach

The following table provides information about the exposure to credit risk for other accounts receivable and contract assets for corporate customers as of December 31, 2025 and 2024. The credit quality of these financial assets follows the methodology of the probability of default of debt securities and other liquid financial assets (See note 4.1.5).

	December 31, 2025
	Stage 1		Stage 2		Stage 3		Total
Speculative grade
Sovereign (1)(2)	Ps.	15,180,937	Ps.	—	Ps.	—	Ps.	15,180,937
Total speculative grade	Ps.	15,180,937	Ps.	—	Ps.	—	Ps.	15,180,937

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(2) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

	December 31, 2024
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (1)	Ps.	15,962,982	Ps.	—	Ps.	—	Ps.	15,962,982
Corporate		—		—		1,298		1,298
Total investment grade	Ps.	15,962,982	Ps.	—	Ps.	1,298	Ps.	15,964,280

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

The following table provides information about the exposure to credit risk by segment for accounts receivable related to gas and energy services, the methodology used to estimate the ECLs is the same used for Loan and Receivable (See note 4.1.5).

	December 31, 2025
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	322,655	Ps.	—	Ps.	—	Ps.	322,655
Gas		796,782		129,623		111,538		1,037,943
Energy		118,477		14,463		62,310		195,250
Other accounts receivable		105,174		—		—		105,174
Total segmentation	Ps.	1,343,088	Ps.	144,086	Ps.	173,848	Ps.	1,661,022

	December 31, 2024
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	308,014	Ps.	—	Ps.	—	Ps.	308,014
Gas		843,852		119,622		90,587		1,054,061
Energy		110,794		11,123		54,047		175,964
Other accounts receivable		235,286		—		—		235,286
Total segmentation	Ps.	1,497,946	Ps.	130,745	Ps.	144,634	Ps.	1,773,325

Evaluated using simplified approach

Grupo Aval uses a probability matrix to measure the ECL for other receivables from individual customers, which have small balances.

The weighted-average loss rate is calculated using a “rolling rate” method based on the probability that a receivable will progress through successive stages of default until write off. The rolling rate is calculated for exposures in different segments and separately in accordance with the following common features of credit risk.

The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets from individual customers as of December 31, 2025 and 2024.

	Weighted-	Gross
	(average loss	carrying		Loss			Credit-
December 31, 2025 (1)	rate )	amount		allowance			impaired
0–30 days past due	0.88%	Ps.	3,808,294	Ps.	33,380	Ps.	—
31–60 days past due	0.82%		113,701		927		—
61–90 days past due	0.22%		456,361		1,022		—
More than 90 days past due	18.67%		995,846		185,930		995,846
		Ps.	5,374,202	Ps.	221,259	Ps.	995,846

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	Weighted-	Gross
	(average loss	carrying		Loss			Credit-
December 31, 2024	rate )	amount		allowance			impaired
0–30 days past due	0.54%	Ps.	5,021,674	Ps.	26,971	Ps.	—
31–60 days past due	1.11%		128,404		1,428		—
61–90 days past due	0.94%		179,719		1,682		—
More than 90 days past due	13.88%		1,071,136		148,658		1,071,136
		Ps.	6,400,933	Ps.	178,739	Ps.	1,071,136

The loss rates are based on the experience of real credit loss during a year and the balance of accounts receivable at the cut-off date for previously defined homogeneous segments. It takes into consideration elements such as: segmentation by type of receivable account, date of analysis, definition of loss, among others. Based on the characteristics of the short-term receivable accounts, these portfolios result from operations where there are no non-linear impacts, therefore, the application of macroeconomic scenarios is not considered.

g)	Derivative instruments

The details of credit rating determined by independent credit rating agents of counterparties in trading derivatives and hedge derivatives in active position are as follows:

Credit worthiness	December 31, 2025		December 31, 2024
Investment grade	Ps.	1,550,274	Ps.	622,273
Speculative		265		774
Without grade or not available		903,040		400,266
Total	Ps.	2,453,579	Ps.	1,023,313

The following table shows an analysis of counterparty credit exposures that arise from derivative transactions. Transactions derived from Grupo Aval are generally fully guaranteed with cash:

Trading derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2025
Derivative assets	Ps.	91,807,958	Ps.	2,217,021	Ps.	2,770,287	Ps.	25,614
Derivative liabilities		73,825,664		1,951,439		3,682,966		36,037
2024
Derivative assets	Ps.	104,988,291	Ps.	969,294	Ps.	14,317,598	Ps.	10,246
Derivative liabilities		64,053,439		1,011,934		10,715,432		6,646

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2025
Derivative assets	Ps.	6,262,723	Ps.	236,558	Ps.	—	Ps.	—
Derivative liabilities		6,581,577		34,842		—		—
2024
Derivative assets	Ps.	7,330,349	Ps.	54,019	Ps.	—	Ps.	—
Derivative liabilities		2,355,232		21,658		—		—

Derivative transactions of Grupo Aval are collateralized by cash of Ps. (378,080) as of December 31, 2025, and of Ps. (246,003) as of December 31, 2024, see note 4.1.10 “Offset of financial assets and liabilities”.

h)	Cash and cash equivalents

Grupo Aval held cash and cash equivalents of Ps. 19,354,710 as of December 31, 2025 (2024: Ps. 16,998,859). The cash and cash equivalents are held in central banks and financial institution counterparties. The following table shows an analysis of counterparty credit exposures:

	December 31, 2025		December 31, 2024
Investment grade	Ps.	10,978,851	Ps.	13,256,226
Central bank		—		4,166,796
Financial entities (3)		10,978,851		9,089,430
Speculative grade		4,705,916		—
Central bank (2)		4,705,916		—
Without grade or not available		500		279
Checks in Clearing		500		279
Cash and cash equivalent with third parties	Ps.	15,685,267	Ps.	13,256,505
Cash held by entity (1)	Ps.	3,669,443	Ps.	3,742,354
Total	Ps.	19,354,710	Ps.	16,998,859

(1) Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

(2) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

(3) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

4.1.4 Mitigation of Credit Risk and Collateral

The exposure to credit risk for each of Grupo Aval´s financial subsidiaries is reduced by collateral and other credit enhancements. The existence of collateral security or guarantees can be a requirement but not a determining factor in approval of a credit. Credit risk policies of Grupo Aval require an evaluation of the debtor’s payment capacity based on the debtor´s ability to generate the resources needed for the timely and complete payment of their obligations.

Credit risk management includes the following activities:

●	Analysis of credit risk: For commercial lending, tools are used for the individual evaluation of credits based on payment capacity supported on cash generation, credit rating models with inputs from historical and projected financial condition, and on the payment history of the debtor with the financial sector. For interbank and overnight funds, the Camel Model is used to analyze financial institutions according to six factors represented by capital adequacy, assets quality, management, earnings, liquidity, and sensitivity. For consumer lending (including mortgages and auto financing), scoring models are based on characteristics of each credit line and in terms of clients, sociodemographic variables and payment behavior with both then bank and the financial sector.
●	Evaluation of collateral security / guarantees with appropriate debt coverage in accordance with the credit policies of each financial subsidiary. Collateral security includes mortgages on real estate, pledge on assets, cash deposits and investments.
●	Evaluation of the liquidity of the collateral security / guarantees received.

The methods used for the evaluation of collateral security / guarantees are aligned with the market practices and include the use of independent real estate appraisers or the market value of securities. All collateral security / guarantees must be legally evaluated and drafted following the parameters of applicable legal regulations.

Mortgage lending

The following tables classify credit exposures for mortgage loans and advances to retail customers by ranges of loan-to-value (LTV) ratio. LTV is calculated as the ratio of the gross amount of the loan – or the amount of the loan commitments – to the value of the collateral. The value of the collateral for mortgage loans is based on the collateral value at origination updated based on changes in housing price indices.

	December 31, 2025 (1)		December 31, 2024
LTV ratio
Less than 50%	Ps.	10,559,114	Ps.	9,427,666
51 – 70%		8,779,050		7,820,690
71 – 90%		2,382,447		3,964,073
91 – 100%		206,889		556,783
More than 100%		184,210		266,515
Total	Ps.	22,111,710	Ps.	22,035,727

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Credit-impaired mortgage loans

For credit-impaired loans the value of collateral is based on the most recent appraisals.

	December 31, 2025 (1)		December 31, 2024
LTV ratio
Less than 50%	Ps.	240,489	Ps.	205,345
51 – 70%		360,955		320,667
More than 70%		137,777		269,153
Total	Ps.	739,221	Ps.	795,165

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

As of December 31, 2025, and 2024, the following chart shows the detail of the credit portfolio per type of guarantees received:

									Interbank and
December 31, 2025 (1)	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	61,243,730	Ps.	55,974,691	Ps.	1,786	Ps.	1,114	Ps.	1,757,987	Ps.	118,979,308
Loans secured by other banks		87,323		51		—		—		—		87,374
Collateralized credits:
Mortgages		1,946,394		156,255		19,587,117		32		—		21,689,798
Other real estate		8,088,980		81,630		110		374		—		8,171,094
Investments in equity instruments		554,447		—		—		—		—		554,447
Deposits in cash or cash equivalents		203,654		590		—		—		—		204,244
Leased machineries and vehicles		9,906,607		12,663		2,516,519		—		—		12,435,789
Fiduciary agreements, standby letters and guarantee funds		10,773,682		20,279		6,178		—		—		10,800,139
Pledged income		4,178,321		—		—		—		—		4,178,321
Pledges		3,414,726		4,181,387		—		—		—		7,596,113
Other assets		7,911,120		28,667		—		—		19,529		7,959,316
Total gross loan portfolio	Ps.	108,308,984	Ps.	60,456,213	Ps.	22,111,710	Ps.	1,520	Ps.	1,777,516	Ps.	192,655,943

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

									Interbank and
December 31, 2024	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	66,304,089	Ps.	55,712,783	Ps.	804	Ps.	3,601	Ps.	477,144	Ps.	122,498,421
Loans secured by other banks		95,043		247		—		—		—		95,290
Collateralized credits:
Mortgages		1,558,240		136,137		19,694,826		42		—		21,389,245
Other real estate		13,157,554		255,098		862		481		—		13,413,995
Investments in equity instruments		358,719		—		—		—		—		358,719
Deposits in cash or cash equivalents		1,117,748		202,268		—		—		—		1,320,016
Leased machineries and vehicles		8,923,078		18,212		2,320,866		—		—		11,262,156
Fiduciary agreements, standby letters and guarantee funds		10,201,495		20,411		18,366		245		—		10,240,517
Pledged income		3,681,176		—		—		—		—		3,681,176
Pledges		3,345,798		5,554,335		3		—		—		8,900,136
Other assets		6,671,703		76,834		—		6		227,911		6,976,454
Total gross loan portfolio	Ps.	115,414,643	Ps.	61,976,325	Ps.	22,035,727	Ps.	4,375	Ps.	705,055	Ps.	200,136,125

As of December 31, 2025, and 2024, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2025 (1)				December 31, 2024
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	31,416,687	Ps.	23,001,651	Ps.	34,004,844	Ps.	25,569,949
Stage 3		2,506,258		2,172,552		3,404,067		2,840,416
	Ps.	33,922,945	Ps.	25,174,203	Ps.	37,408,911	Ps.	28,410,365

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

4.1.5 Amounts arising from Expected Credit Loss (ECL)

Definition of Default

Grupo Aval considers a financial asset to be in default when:

●	The borrower is unlikely to pay its credit obligations to Grupo Aval in full. Without prejudice, Grupo Aval takes actions such as realizing collateral (if any is held); or
●	The borrower is more than 90 days past due on any material credit obligation other than mortgages to Grupo Aval. Overdrafts are considered past due once the customer has breached the allowed tenor or been advised of the reduction of the limit;
●	For mortgages, when the borrower is more than 180 days past due;
●	The borrower is in a state of restructuring, bankruptcy proceedings or business reorganization.
●	In the case of fixed income financial securities, the following concepts among others apply:
-	External rating of the issuer or instrument in rating D under Standard & Poor’s and Fitch Ratings scale or rating C under Moody’s scale,
-	Contractual payments are not made on the due date.
-	There is a very high probability of suspension of payments.
-	The issuer likely to go bankrupt or file for bankruptcy or similar action.
-	The financial asset no longer has an active market given its financial difficulties.

In assessing whether a borrower is in default, Grupo Aval considers indicators as follows:

●	Qualitative: e.g. breaches of non-financial covenants;
●	Quantitative: e.g. breaches of financial covenants, overdue status and non-payment of another obligation of the same issuer to Grupo Aval; and
●	Based on internally historical or developed data and obtained from external sources.

Inputs used in the assessment of whether a financial instrument is in default may vary over time to reflect changes in circumstances.

Inputs, assumptions and techniques used to estimate expected credit loss allowance

Credit risk models measure the exposure for individual counterparties, based on the following parameters: probability of default (PD), loss given default (LGD) and exposure at default (EAD). For a specific credit facility (loans, debt securities, other liquid financial assets, other accounts receivable, loan commitments and financial guarantee contracts) the product of these three parameters results in the expected credit loss. See accounting policy in Note 2 (2.5 ix).

Measurement of ECL

The measurement of expected credit losses is a calculation that involves an important number of interrelated inputs and assumptions, such as the financial asset’s probability of default, loss given default and exposure at default, which are modelled based on macroeconomic variables. Furthermore, the determination of the ECL requires the application of expert credit judgment to assess the current situation.

As mentioned above, the key inputs for the measurement of ECLs are usually the following variables:

●	Probability of default (PD);
●	Loss given default (LGD); and
●	Exposure at default (EAD).

The estimation of these parameters depends on the credit facility. Loans and receivables methodology uses information derived from internally developed statistical models, comprising both quantitative and qualitative factors, and other historical data. On the other hand, debt securities methodology incorporates relevant external market information or international credit ratings.

PD is the probability that a counterparty defaults in its payment obligations of capital and/or interest. Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures analyzed by jurisdiction or region, by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit bureaus may also be used.

Grupo Aval employs statistical models to analyze the data collected and generates estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

LGD is an estimate of the loss arising at default, which is computed as a percentage of exposure that the entity ultimately expects to lose in the event of a default in a financial instrument.

Grupo Aval estimates LGD parameters based on the history of recovery rates of claims against defaulted counterparties. The LGD models considers the collateral structure, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. For loans secured/ guaranteed by real estate, loan-to-value (LTV) ratios will be a key parameter in determining LGD. Estimates are calibrated for different economic scenarios and, for real estate lending, to reflect possible changes in property prices.

The EAD represents the expected exposure in the event of default. Grupo Aval derives the EAD from the current exposure to the counterparty and potential changes to the current amount allowed under the contract, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default. For lending commitments and financial guarantees, the EAD considers the amount drawn, as well as potential future amounts that may be drawn or repaid under the contract, which are estimated based on historical observations and forward-looking forecasts.

Subject to using the Lifetime PD for financial assets for which credit risk has significantly increased, Grupo Aval measures ECLs considering the risk of default over the maximum contractual period (including any borrower’s extension options) over which there is exposure to credit risk, even if for risk management purposes, Grupo Aval considers a longer period. The maximum contractual period extends to the date at which Grupo Aval has the right to require repayment of an advance or terminate a loan commitment or guarantee.

For retail overdrafts, credit cards, and certain corporate revolving facilities that include both a loan and an undrawn commitment component, Grupo Aval measures ECLs over a period longer than the maximum contractual period if Grupo Aval’s contractual ability to demand repayment and cancel the undrawn commitment does not limit Grupo Aval’s exposure to credit losses to the contractual notice period. These facilities do not have a fixed term or repayment structure and are managed on a collective basis. Grupo Aval can cancel them with immediate effect, but the contractual right is not enforced in the normal day-to-day management, but rather when Grupo Aval becomes aware of an increase in credit risk of a particular facility. This period is estimated considering the credit risk management actions that Grupo Aval expects to mitigate ECLs. These include a reduction in the limits and the cancellation of the credit.

Where modelling of a parameter is carried out on a collective basis, the financial instruments are grouped based on shared risk characteristics that include:

●	Instrument type;
●	Credit risk ratings;
●	Collateral type;
●	Date of initial recognition;
●	Remaining term to maturity; and
●	Industry;

The groups are subject to regular review to ensure that exposures within a particular group remain appropriately homogeneous.

In addition, for significant impaired loans, allowance estimates are made through individual evaluation based on quantitative criteria, such as the methods contemplated in IFRS 9 of discounted cash flow and fair value of the guarantee, and qualitative criteria that involve knowledge of the customer's current situation, the environment in which it carries out its activities, legal or bankruptcy proceedings and expert judgment, among other aspects.

Credit Risk Model: Loans and receivables

I. Transitions between stages

Significant Increase in Credit Risk

When determining whether the credit risk (i.e. risk of default) of a financial instrument has increased significantly since initial recognition, Grupo Aval considers reasonable and supportable information that is relevant and available without undue cost or effort, including both quantitative and qualitative information and analysis based on Grupo Aval’s historical experience, expert credit assessment and forward-looking information.

The following criteria are used to determine if a significant increase in credit risk has occurred:

●	Comparison of the remaining lifetime probability of default (PD) at the reporting date with the lifetime PD at initial recognition of the exposure.
●	Quantitative aspects such as credits with 30 days past due.
●	Qualitative criteria from analysts is also considered based on expert and supportable information.

The criteria for determining whether credit risk has increased significantly will vary by portfolio and will include a backstop based on delinquency.

Grupo Aval will monitor the effectiveness of the criteria used in identifying significant increases in credit risk through regular reviews to confirm that:

●	The criteria are useful in identifying significant increases in credit risk before an exposure is in default;
●	The criteria align with the point in time when an asset becomes over 30 days past due;
●	The average time between the identification of a significant increase in credit risk and default appears reasonable;
●	Exposures are not generally transferred directly from 12-month ECL measurement to credit-impaired; and
●	There is unwarranted volatility in loss allowance from transfers between 12-month ECL and lifetime ECL measurements.

II. PD – Probability of Default

Term structure of PD

Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit bureaus may also be used.

Grupo Aval employs statistical models to analyze the data collected and generates estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

This analysis includes the identification and calibration of the relation between changes in default rates and changes in key macro-economic factors, as well as an in-depth analysis of the impact of certain other factors (e.g. cancellations) on the risk of default. For exposures to specific industries and/or regions, the analysis may extend to relevant commodity and/ or real estate prices.

For stage 1 the PD estimates the probability that the credit will default in the next 12 months, while the PD in stage 2 is the result of the probabilities for the remaining life of the credit. The probability in Stage 3 is defined as 100%.

Grupo Aval’s approach to incorporating forward-looking information into this assessment is discussed below.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into both its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECLs. Grupo Aval formulates a ‘base case’ view of the future direction of relevant economic variables and a representative range of other possible forecast scenarios based on forecasts provided by economic experts and considering a forecast of multiple variables. This process involves developing two or more additional economic scenarios and considering the relative probabilities of each outcome.

The B scenario (base case) represents a most-likely outcome. It is aligned with information used by Grupo Aval for other purposes, such as budgeting. The other scenarios represent more optimistic (C) and more pessimistic (A) outcomes with their respective probability of occurrence.

Grupo Aval has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using an analysis of historical data, has estimated relationships between macro-economic variables and risks and credit losses.

Changes in economic conditions will be monitored by Grupo Aval´s Entities and subsidiaries to be incorporated into the macroeconomic parameters used to prepare stress scenarios and financial projections. Forward looking information was adjusted, recognizing macroeconomic impacts based on the available information about past events, current conditions and forecasts of economic conditions.

The following table presents one-year projections for Colombia made in December 2024, compared to the official data for December 2025.

	2025	Expected for 2025 in 2024
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	5.10%	3.90%	3.90%	3.67%
DTF Interest rate	8.95%	4.97%	6.03%	5.82%
GDP Growth	2.60%	0.55%	2.68%	3.75%
Unemployment rate	8.00%	11.46%	10.46%	9.99%

The economic scenarios used as of December 31, 2025, and 2024 (one-year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	One year projection in 2025			One year projection in 2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.43%	4.62%	4.63%	3.90%	3.90%	3.67%
DTF Interest rate	8.17%	9.26%	8.51%	4.97%	6.03%	5.82%
GDP Growth	1.46%	2.75%	3.23%	0.55%	2.68%	3.75%
Unemployment rate	9.83%	8.72%	7.83%	11.46%	10.46%	9.99%

The following additional variable was relevant to the models used by our banks in 2024.

	One year projection in 2025			One year projection in 2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Interest rate	8.50%	9.25%	8.50%	5.25%	6.25%	6.25%

The following table presents one-year projections for Panama made in December 2024, compared to the official data for December 2025, for nominal interest rate variation with the data for November 2025:

	2025	Expected for 2025 in 2024
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	(0.21%)	2.33%	2.15%	1.51%
Nominal interest rate variation	0.23%	0.14%	0.10%	(0.02%)
IMAE (1)	4.03%	2.79%	3.03%	3.42%

The economic scenarios used as of December 31, 2025, and 2024 (one-year projections) include the following expected scenarios of key indicators (among others) for Panama.

	One year projection in 2025 (2)			One year projection in 2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	2.51%	1.57%	1.21%	2.33%	2.15%	1.51%
Nominal interest rate variation	0.49%	(0.30%)	(0.42%)	0.14%	0.10%	(0.02%)
IMAE (1)	3.69%	4.12%	4.46%	2.79%	3.03%	3.42%

(1)  Monthly Indicator of Economic Activity.

(2)  The Panama key indicators refer to Multi Financial Group. See note 13.B., "Discontinued operation related to Multi Financial Group”.

The scenario probability weightings applied as of December 31, 2025, and 2024 in measuring ECL are as follows:

Colombia

	2025			2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	27%	56%	17%	27%	56%	17%

Panama

	2025			2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting (1)	10%	60%	30%	15%	75%	10%

(1)  The Panama key indicators refer to Multi Financial Group. See note 13.B., "Discontinued operation related to Multi Financial Group”.

The table below shows the loss allowance on loans assuming each forward-looking scenario (e.g. scenario A, B and C) were weighted 100% instead of applying scenario probability weights across the three scenarios.

		December 31, 2025 (1)					December 31, 2024
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	108,308,984	Ps.	108,308,984	Ps.	108,308,984	Ps.	115,414,643	Ps.	115,414,643	Ps.	115,414,643
Consumer		60,456,213		60,456,213		60,456,213		61,976,325		61,976,325		61,976,325
Mortgages		22,111,710		22,111,710		22,111,710		22,035,727		22,035,727		22,035,727
Microcredit		1,520		1,520		1,520		4,375		4,375		4,375
Interbank and overnight funds		1,777,516		1,777,516		1,777,516		705,055		705,055		705,055
Total gross exposure	Ps.	192,655,943	Ps.	192,655,943	Ps.	192,655,943	Ps.	200,136,125	Ps.	200,136,125	Ps.	200,136,125

Loss Allowance for each scenario
Commercial	Ps.	4,218,378	Ps.	4,241,331	Ps.	4,286,802	Ps.	5,309,528	Ps.	5,336,949	Ps.	5,430,691
Consumer		3,619,488		3,651,503		3,720,068		4,118,656		4,168,736		4,239,720
Mortgages		499,989		500,866		506,196		468,275		471,634		480,073

		December 31, 2025 (1)					December 31, 2024
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Microcredit		958		959		961		3,611		3,610		3,613
Interbank and overnight funds		8,030		8,293		8,854		2,505		2,619		3,029
Total Loss Allowance	Ps.	8,346,843	Ps.	8,402,952	Ps.	8,522,881	Ps.	9,902,575	Ps.	9,983,548	Ps.	10,157,126

The table below shows the loan portfolio in Stage 2 for each scenario.

Proportion of Assets in Stage 2
Commercial		3.9%		4.1%		4.2%		3.2%		3.2%		3.8%
Consumer		6.4%		6.3%		6.3%		7.6%		8.2%		8.7%
Mortgages		3.8%		3.8%		3.8%		6.0%		8.4%		8.4%
Microcredit		0.5%		0.5%		0.5%		0.9%		0.9%		0.9%
Interbank and overnight funds		—%		—%		—%		—%		—%		—%

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Credit Risk Rating

Grupo Aval allocates each exposure to a credit risk grade based on a variety of data intended to be predictive of the probability of default and applying experienced credit judgment. Grupo Aval uses these grades with the purpose identifying significant increases in credit risk. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. These factors may vary depending on the nature of the exposure and the type of borrower.

Each exposure is allocated to a credit risk grade at initial recognition based on available information about the borrower. Exposures are subject to ongoing monitoring, which may result in an exposure being moved to a different credit risk grade. The monitoring typically involves using of the following data.

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.
-Information collected internally about the behavior of customers.	-Information of the different sectors.
-Information from the different economics sectors.

III. LGD – Loss Given Default

LGD is a measure of the likely loss in the event of a default. To estimate LGD, Grupo Aval uses information of the collateral security / guarantee which covers each individual credit, when available. In any case, Grupo Aval uses historical and forward-looking information (the same information described above in II. PD – Probability of Default - Forward-Looking Information) to estimate the expected potential recovery in case of a default. The LGD is estimated in groups by type of credit, collateral security / guarantee or maturity.

IV. EAD – Exposure at Default

EAD represents the expected exposure from a counterparty at the time of a possible default. For stage 2 Grupo Aval incorporates in the analysis of the exposure at default the probability of payments and increase in exposure during the lifetime of the credit.

These probabilities are estimated using the historical information collected by the financial subsidiaries and are grouped by type of product. The probabilities are constantly reviewed in order to accurately estimate them and calibrate them.

Credit Risk Model: Debt securities and other liquid financial assets

This model estimates the impairment of credit risk in debt securities. In general, at the moment of inception, all financial assets originate ECLs for the next 12 months. If credit risk increases significantly and there is enough objective evidence of increase of probability of default, then the reserve is adjusted for the remaining life of the financial asset.

I. Transition between stages

A financial asset is classified as a low credit risk asset if the issuer is related to an investment grade credit rating.

Financial assets different than low credit risk must be evaluated individually. The first step in the methodology consist in evaluating a significant increase in credit risk by comparing the current status against the status at initial recognition of the security.

External elements related to a significant increase in credit risk are detailed below:

●	Negative changes in external credit ratings.
●	Changes in external market variables such as credit spreads, prices of issuer’s (CDS) and other prices of debt instruments and equities.
●	Changes in business, economic, financial, regulatory or technological environment which can affect the payment capacity of the issuer.
●	Changes in operational results that can compromise the payment capacity of the issuer.

If the financial asset loses its low credit risk condition or if changes in external environment results in a review of the condition, then this probably shows a significant increase in credit risk. Consequently, the financial asset will be analyzed to determine if there is a significant increase of credit risk (stage 2) or if the asset should be classified as stage 3.

Objective evidence of impairment is the second step in making changes between stages. It is concluded that there is objective evidence of impairment if one the following situations is met:

●	The external credit rating of the issuance, issuer or counterparty is reduced to D on the Standard & Poor´s and Fitch Ratings scale or up to C on the Moody´s scale.
●	Contractual payments are not made on the established dates, terms or grace periods.
●	There is a certainty of suspension of payments.
●	There is a probability that the issuer or counterparty will go into a bankruptcy process.
●	Due to financial difficulties there is no market for financial assets.

II. PD – Probability of default

PD depends on the external credit rating of the issuance, issuer or counterparty. Credit rating information is published by international credit rating corporations, such as Standard & Poor’s, Moody’s and Fitch Ratings, or national credit rating corporations, such as Fitch Ratings Colombia S.A. or BRC. In any case, international ratings have priority over national ratings.

Credit ratings from S&P have priority over the other rating corporations. If the issuance, issuer or counterparty is not rated by S&P, credit ratings from Moody’s or Fitch Ratings can be used but they must be translated to the S&P rating scale. The order of priority in credit rating corporations is as follows: S&P in first place, Moody’s in second place and Fitch Ratings in the third one. The reason for choosing this hierarchy is to avoid discretion at the time of assigning a rating. National credit ratings can be used only if international credit ratings are not available, and the translation condition to the S&P rating scale must be followed as well.

For financial assets classified as stage 1, PD correspond to the probability of default for the next 12 months established in accordance to “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis. If the remaining life of the assets is less than 12 months, the resulting PD will correspond to the weighted 12 months-PD with the remaining life of the financial asset.

For financial assets classified as stage 2, lifetime PD must be used and computed using the “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis and according to the term of each flow.

For financial assets classified as stage 3, lifetime PD will equal 100% for any issuance, issuer or counterparty.

The PD value tables are made available and published annually by S&P Global Ratings in the reports “2024 Annual Global Sovereign Default and Rating Transition Study” and “2024 Annual Global Corporate Default and Rating Transition Study”, as of December 31, 2025, as well as in the reports “2023 Annual Global Sovereign Default and Rating Transition Study” and “2023 Annual Global Corporate Default and Rating Transition Study” as of December 31,2024.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECL. This information will directly affect the PD and the stage classification.

When rating the sovereign and corporate issuers, credit ratings agencies incorporate prospective information, as well as forecasting of macroeconomic variables and the influence of these factors over the business conditions. Grupo Aval’s methodology includes external credit ratings which, under the previous argument, have already considered prospective information.

Furthermore, credit ratings are also subject to rating outlooks which can modify the current credit ratings. Details are provided below. Rating outlooks are published by credit rating corporations and reflect the perspective of the potential long-term credit rating over the next 6 to 24 months.

●	If the Rating Outlook is categorized as “STABLE”, no adjustments in credit ratings are needed.
●	If the Rating Outlook is “POSITIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating improves one notch. However, this would only take place if the resulting PD is lower than the current PD.
●	If the Rating Outlook is “NEGATIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating deteriorates one notch. However, this would only take place if the resulting PD is higher than the current PD.

III. LGD – Loss given default

LGD is a measure of the potential loss if a default scenario occurs. To establish the LGD, Grupo Aval’s methodology uses information published by Moody’s credit rating corporation. LGD is based on relevant external default data, such as the historical recovery rates, which is defined as the complement of LGD calculation.

Moody’s computes Recovery Rates as the ratio between market prices after 30 days of the default or the debt swap price at the closing date, and the market price of the issuance at the beginning of the default. In the case of unavailable market prices, recovery rates will be the resulting ratio between present value of expected cash flows of the new instruments received with the debt swap and the present value of the initial instruments.

Grupo Aval´s methodology assigns weights for recovery rates for Sovereigns Debt and Corporates Debt. Sovereign Debt recovery rates remained at 53% in 2025, also Corporate Debt recovery rates increased moderately from 46.9% in 2024 to 47% in 2025.

Additional information is available and published annually by Moody’s in the reports “Sovereign Default and Recovery Rates, 1983–2024” and “Annual Default Study: Corporate Default Rate to Fall Below Its Long-Term Average in 2025” as of December 31, 2025, and in the reports “Annual Default Study: Corporate Default Rate to Moderate in 2024 but Remain Near Its Long-Term Average” and “Sovereign Default and Recovery Rates, 1983–2023” as of December 31, 2024.

IV. EAD – Exposure at default

EAD represents the amount owed from a counterparty at the time of a possible default and only for securities classified at amortized cost or FVOCI. See accounting policy in Note 2 (2.5 ix).

For stage 1 and stage 3 financial assets, EAD will correspond to the full valuation of the assets at amortized cost.

For stage 2 financial assets, EAD will consider the financial asset amortized scheme assuming no default in the previous years.

In the case that financial assets present a guarantees or security collateral, these could reduce total EAD. This is a typical case of collateralized interbank loans.

Credit Risk Model: Other accounts receivable

Grupo Aval uses two approaches to estimate ECL of financial assets classified as other accounts receivables.

The first one is the simplified approach where Grupo Aval uses an allowance matrix to measure the ECLs of trade receivables from individual customers, which comprise a very large number of small amounts.

Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different segments based on the following common credit risk characteristics like type of product purchased.

Loss rates are based on the experience of real credit loss during a year and the balance of accounts receivable at the cut-off date for previously defined homogeneous segments. It takes into consideration elements such as: segmentation by type of receivable account, date of analysis, definition of loss, among others. Based on the characteristics of the short-term receivable accounts, these portfolios result from operations where there are no non-linear impacts, therefore, the application of macroeconomic scenarios is not considered.

The second one is the general approach, it considers the methodologies explained above for loans and debt securities. For non-financial companies in the oil and gas sector, the loans methodology is considered, while the debt securities methodology is considered for government and other government related entities.

Loss allowance

The table below shows the loss allowance balances as of December 31, 2025, and 2024:

	December 31, 2025 (1)
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	683,890	Ps.	220,828	Ps.	3,357,213	Ps.	—	Ps.	4,261,931
Loan consumer portfolio		1,104,503		703,634		1,856,639		—		3,664,776
Loan mortgage portfolio		78,738		64,868		358,549		—		502,155
Loan microcredit portfolio		15		—		945		—		960
Loan interbank and overnight funds portfolio		148		—		—		—		148
Total loan portfolio	Ps.	1,867,294	Ps.	989,330	Ps.	5,573,346	Ps.	—	Ps.	8,429,970
Investments in debt securities at amortized cost		8,278		—		—		—		8,278
Other accounts receivable		31,161		25,223		102,494		233,814		392,692
Total loss allowance financial assets at amortized cost	Ps.	1,906,733	Ps.	1,014,553	Ps.	5,675,840	Ps.	233,814	Ps.	8,830,940

Investments in debt securities at FVOCI	Ps.	26,558	Ps.	44	Ps.	—	Ps.	—	Ps.	26,602
Loan commitments and financial guarantee contracts		69,308		6,906		1,611		—		77,825
Total loss allowance	Ps.	2,002,599	Ps.	1,021,503	Ps.	5,677,451	Ps.	233,814	Ps.	8,935,367

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”,, see note 13.A

	December 31, 2024
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	724,075	Ps.	217,588	Ps.	4,421,230	Ps.	—	Ps.	5,362,893
Loan consumer portfolio		1,105,918		927,310		2,132,790		—		4,166,018
Loan mortgage portfolio		60,088		71,839		341,388		—		473,315
Loan microcredit portfolio		59		14		3,545		—		3,618

	December 31, 2024
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan interbank and overnight funds portfolio		794		1		—		—		795
Total loan portfolio	Ps.	1,890,934	Ps.	1,216,752	Ps.	6,898,953	Ps.	—	Ps.	10,006,639
Investments in debt securities at amortized cost		14,329		4,346		—		—		18,675
Other accounts receivable		31,226		22,196		117,508		191,041		361,971
Total loss allowance financial assets at amortized cost	Ps.	1,936,489	Ps.	1,243,294	Ps.	7,016,461	Ps.	191,041	Ps.	10,387,285

Investments in debt securities at FVOCI	Ps.	18,310	Ps.	—	Ps.	—	Ps.	—	Ps.	18,310
Loan commitments and financial guarantee contracts		62,509		7,671		2,234		—		72,414
Total loss allowance	Ps.	2,017,308	Ps.	1,250,965	Ps.	7,018,695	Ps.	191,041	Ps.	10,478,009

The following table presents the impairment losses/recoveries per portfolio for the years ended December 31, 2025, 2024 and 2023:

		As of December 31, 2025		As of December 31, 2024 (1)		As of December 31, 2023 (1)
Commercial	Ps.	953,167	Ps.	690,828	Ps.	137,906
Consumer		3,034,991		3,780,124		4,342,925
Mortgage		175,898		133,885		59,250
Microcredit		(89)		(10,902)		31,901
Interbank and overnight funds		(647)		773		(1,422)
Total loan portfolio	Ps.	4,163,320	Ps.	4,594,708	Ps.	4,570,560
Other receivables(2)		161,404		92,044		76,487
Net portfolio provision impact on income statement	Ps.	4,324,724	Ps.	4,686,752	Ps.	4,647,047

(1) The information was modified based on MFG's discontinued operation; see note 13.B.

(2) Includes net of loss allowance presented as part of “Costs and expenses of sales goods and services” as of December 2025 Ps. (56,497) as of December 2024 Ps. (71,157) and as of December 2023 Ps. (51,035).

The table below shows for loans stage 3 individually assessed for ECL the gross amount and loss allowance balances as of December 31, 2025, and 2024.

	December 31, 2025 (1)
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	68	Ps.	—	Ps.	—
Subtotal	Ps.	68	Ps.	—	Ps.	—

With recognized provision
Commercial	Ps.	6,090,515	Ps.	300,598	Ps.	2,100,718
Consumer		13,117		1,841		4,755
Mortgage		11,435		—		2,889
Subtotal	Ps.	6,115,067	Ps.	302,439	Ps.	2,108,362
Totals
Commercial	Ps.	6,090,583	Ps.	300,598	Ps.	2,100,718
Consumer		13,117		1,841		4,755
Mortgage		11,435		—		2,889
Total	Ps.	6,115,135	Ps.	302,439	Ps.	2,108,362

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	262,667	Ps.	262,373	Ps.	—
Subtotal	Ps.	262,667	Ps.	262,373	Ps.	—

With recognized provision
Commercial	Ps.	7,775,982	Ps.	1,348,148	Ps.	2,950,023
Consumer		6,512		4,332		3,868
Mortgage		19,828		1,970		11,541
Subtotal	Ps.	7,802,322	Ps.	1,354,450	Ps.	2,965,432
Totals
Commercial	Ps.	8,038,649	Ps.	1,610,521	Ps.	2,950,023
Consumer		6,512		4,332		3,868
Mortgage		19,828		1,970		11,541
Total	Ps.	8,064,989	Ps.	1,616,823	Ps.	2,965,432

The difference between the value of the loan and the guarantees disclosed in the table above corresponds to unsecured loans valued under the discounted cash flow method. When using this method, it is implied that it is possible for the customer to make future payments.

The loss allowance recognized in the period is impacted by a variety of factors, as described below:

●	Transfers between Stage 1 and Stages 2 or 3 due to financial instruments experiencing significant increases (or decreases) in credit risk or becoming credit-impaired in the period, and the consequent "step up" (or "step down") between 12-month and lifetime ECL;
●	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized in the period;
●	Impact of the measurement of ECL due to changes made to models and assumptions;
●	Decrease within ECL due to the passage of time, as ECL is measured on a present value basis;
●	Foreign exchange retranslations for asset denominated in foreign currencies and other movements; and
●	Financial assets derecognized during the period and write-offs of allowances related to assets than were written off during the period.

The following tables show the reconciliations from the opening to the closing balance of the loss allowance by class of financial instrument.

Total Loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	1,494,887	Ps.	1,425,922	Ps.	6,276,705	Ps.	9,197,514
Transfers:
Transfer from stage 1 to stage 2		(332,307)		332,307		—		—
Transfer from stage 1 to stage 3		(450,063)		—		450,063		—
Transfer from stage 2 to stage 3		—		(1,180,705)		1,180,705		—
Transfer from stage 3 to stage 2		—		309,622		(309,622)		—
Transfer from stage 2 to stage 1		479,360		(479,360)		—		—
Transfer from stage 3 to stage 1		113,974		—		(113,974)		—
Net remeasurement of loss allowance (6)		328,184		1,261,116		2,678,727		4,268,027
New financial assets originated or purchased		746,460		285,746		617,291		1,649,497
Financial assets that have been derecognized		(407,483)		(129,426)		(810,055)		(1,346,964)
Sales of portfolio (7)		(2,369)		(1,809)		(357,202)		(361,380)
Unwind of discount (3)		12		62		724,674		724,748
FX and other movements		(13,879)		(16,567)		(43,683)		(74,129)
Discontinued operations (1)		(31,149)		18,163		167,887		154,901
Write-offs		(114,019)		(540,280)		(3,522,200)		(4,176,499)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2023	Ps.	1,811,608	Ps.	1,284,791	Ps.	6,939,316	Ps.	10,035,715
Transfers:
Transfer from stage 1 to stage 2		(332,518)		332,518		—		—
Transfer from stage 1 to stage 3		(422,672)		—		422,672		—
Transfer from stage 2 to stage 3		—		(1,229,034)		1,229,034		—
Transfer from stage 3 to stage 2		—		174,006		(174,006)		—
Transfer from stage 2 to stage 1		339,075		(339,075)		—		—
Transfer from stage 3 to stage 1		112,495		—		(112,495)		—
Net remeasurement of loss allowance (5)		408,965		1,324,473		2,884,586		4,618,024
New financial assets originated or purchased		553,975		171,018		560,083		1,285,076
Financial assets that have been derecognized		(494,729)		(122,114)		(691,549)		(1,308,392)
Sales of portfolio (7)		(3,063)		(793)		(130,799)		(134,655)
Unwind of discount (3)		1		77		816,010		816,088
FX and other movements		9,650		7,608		25,775		43,033
Discontinued operations (1)		(23,538)		25,642		136,410		138,514
Write-offs		(68,315)		(412,365)		(5,006,084)		(5,486,764)
Loss allowance as of December 31, 2024	Ps.	1,890,934	Ps.	1,216,752	Ps.	6,898,953	Ps.	10,006,639
Transfers:
Transfer from stage 1 to stage 2		(275,855)		275,855		—		—
Transfer from stage 1 to stage 3		(316,862)		—		316,862		—
Transfer from stage 2 to stage 3		—		(1,026,370)		1,026,370		—
Transfer from stage 3 to stage 2		—		130,594		(130,594)		—
Transfer from stage 2 to stage 1		282,164		(282,164)		—		—
Transfer from stage 3 to stage 1		126,870		—		(126,870)		—
Net remeasurement of loss allowance (4)		13,558		992,532		2,655,809		3,661,899
New financial assets originated or purchased		886,998		184,597		561,200		1,632,795
Financial assets that have been derecognized		(547,374)		(121,062)		(462,938)		(1,131,374)
Sales of portfolio (7)		(10)		(357)		(301,939)		(302,306)
Unwind of discount (3)		—		—		388,182		388,182
FX and other movements		(11,629)		(11,924)		(26,521)		(50,074)
Discontinued operations (1)		(23,788)		60,721		122,298		159,231
Reclassification MFG operation (2)		(70,728)		(64,506)		(126,777)		(262,011)
Write-offs		(86,984)		(365,338)		(5,220,689)		(5,673,011)
Loss allowance as of December 31, 2025	Ps.	1,867,294	Ps.	989,330	Ps.	5,573,346	Ps.	8,429,970

(1)       See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2)      Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of 2024 and the loan portfolio as of 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	171,714	Ps.	110,005	Ps.	8,053	Ps.	289,772

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(221,533)	Ps.	(1,913)	Ps.	42,208	Ps.	(181,238)

(6)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	66,298	Ps.	35,139	Ps.	(6,894)	Ps.	94,543

(7)  Sale of loan portfolio corresponds mainly to sale of microcredit portfolio, and impaired portfolio and/ or with an increase in credit risk.

The following table further explains changes in the gross carrying amount of the loan portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	164,906,023	Ps.	11,774,908	Ps.	11,632,430	Ps.	188,313,361
Transfers:
Transfer from stage 1 to stage 2		(10,951,993)		10,951,993		—		—
Transfer from stage 1 to stage 3		(2,059,976)		—		2,059,976		—
Transfer from stage 2 to stage 3		—		(3,372,104)		3,372,104		—
Transfer from stage 2 to stage 1		9,137,025		(9,137,025)		—		—
Transfer from stage 3 to stage 2		—		876,973		(876,973)		—
Transfer from stage 3 to stage 1		509,414		—		(509,414)		—
New financial assets originated or purchased		111,919,244		2,583,927		8,250,075		122,753,246
Financial assets that have been paid		(103,065,373)		(3,798,676)		(7,734,476)		(114,598,525)
Net remeasurement of amortized cost and other receivables		1,032,328		(507,018)		97,065		622,375
Sale of loan portfolio-loss allowance (4)		(2,369)		(1,809)		(357,202)		(361,380)
Sale of loan portfolio-cash (4)		—		(694)		(112,766)		(113,460)
Gain or loss on sale portfolio (4)		—		(59)		3,390		3,331
FX and other movements (3)		(6,594,417)		(388,080)		(424,255)		(7,406,752)
Discontinued operations (1)		(191,326)		671,991		687,408		1,168,073
Write-offs		(114,019)		(540,280)		(3,522,200)		(4,176,499)
Total portfolio as of December 31, 2023	Ps.	164,524,561	Ps.	9,114,047	Ps.	12,565,162	Ps.	186,203,770
Transfers:
Transfer from stage 1 to stage 2		(9,506,321)		9,506,321		—		—
Transfer from stage 1 to stage 3		(2,324,339)		—		2,324,339		—
Transfer from stage 2 to stage 3		—		(3,841,435)		3,841,435		—
Transfer from stage 2 to stage 1		4,633,197		(4,633,197)		—		—
Transfer from stage 3 to stage 2		—		717,343		(717,343)		—
Transfer from stage 3 to stage 1		488,967		—		(488,967)		—
New financial assets originated or purchased		114,075,744		2,713,752		6,287,303		123,076,799
Financial assets that have been paid		(98,949,746)		(3,690,211)		(6,354,777)		(108,994,734)
Net remeasurement of amortized cost and other receivables		476,767		(811,893)		229,242		(105,884)
Sale of loan portfolio-loss allowance (4)		(3,063)		(793)		(130,799)		(134,655)
Sale of loan portfolio-cash (4)		(218,936)		(12,540)		(51,151)		(282,627)
Gain or loss on sale portfolio (4)		(20)		(558)		664		86
FX and other movements (3)		4,287,130		210,057		248,171		4,745,358
Discontinued operations (1)		(219,095)		660,046		673,825		1,114,776
Write-offs		(68,315)		(412,365)		(5,006,084)		(5,486,764)
Total portfolio as of December 31, 2024	Ps.	177,196,531	Ps.	9,518,574	Ps.	13,421,020	Ps.	200,136,125
Transfers:
Transfer from stage 1 to stage 2		(9,972,848)		9,972,848		—		—
Transfer from stage 1 to stage 3		(1,904,212)		—		1,904,212		—
Transfer from stage 2 to stage 3		—		(3,460,367)		3,460,367		—
Transfer from stage 2 to stage 1		4,099,867		(4,099,867)		—		—
Transfer from stage 3 to stage 2		—		598,857		(598,857)		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 3 to stage 1		472,961		—		(472,961)		—
New financial assets originated or purchased		133,064,325		11,519,514		5,209,376		149,793,215
Financial assets that have been paid		(112,932,038)		(12,751,684)		(6,173,815)		(131,857,537)
Net remeasurement of amortized cost and other receivables		(973,288)		(463,725)		992,302		(444,711)
Sale of loan portfolio-loss allowance (4)		(10)		(357)		(301,939)		(302,306)
Sale of loan portfolio-cash (4)		(2)		(33)		(124,977)		(125,012)
Gain or loss on sale portfolio (4)		(1)		(41)		12,181		12,139
FX and other movements (3)		(4,700,309)		(248,985)		(228,152)		(5,177,446)
Discontinued operations (1)		922,799		112,276		75,139		1,110,214
Reclassification MFG operation (2)		(12,067,196)		(1,670,297)		(1,078,234)		(14,815,727)
Write-offs		(86,984)		(365,338)		(5,220,689)		(5,673,011)
Total portfolio as of December 31, 2025	Ps.	173,119,595	Ps.	8,661,375	Ps.	10,874,973	Ps.	192,655,943

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3) Corresponds to the variation in the TRM between January and December: Ps. (652.07) per U.S. dollar in 2025, Ps. 587.1 in 2024, and Ps. (988.15) in 2023.

(4) Sale of loan portfolio corresponds mainly to sale of microcredit portfolio, and impaired portfolio and/ or with an increase in credit risk.

The total loan portfolio is composed of commercial loans, consumer loans, mortgage loans, microcredit loans and interbank and overnight funds loan. The following tables show the movement in provisions and gross amounts of these portfolios separately:

Commercial loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	598,538	Ps.	515,202	Ps.	4,379,006	Ps.	5,492,746
Transfers:
Transfer from stage 1 to stage 2		(44,743)		44,743		—		—
Transfer from stage 1 to stage 3		(18,381)		—		18,381		—
Transfer from stage 2 to stage 3		—		(130,514)		130,514		—
Transfer from stage 3 to stage 2		—		40,868		(40,868)		—
Transfer from stage 2 to stage 1		150,216		(150,216)		—		—
Transfer from stage 3 to stage 1		31,836		—		(31,836)		—
Net remeasurement of loss allowance (6)		(143,952)		(109,495)		602,866		349,419
New financial assets originated or purchased		285,466		57,006		125,454		467,926
Financial assets that have been derecognized		(211,534)		(35,105)		(432,800)		(679,439)
Sales of portfolio		—		—		(194,305)		(194,305)
Unwind of discount (3)		—		16		517,513		517,529
FX and other movements		(11,012)		(9,657)		(35,821)		(56,490)
Discontinued operations (1)		(20,690)		(1,893)		87,790		65,207
Write-offs		(3,303)		(2,131)		(662,559)		(667,993)
Loss allowance as of December 31, 2023	Ps.	612,441	Ps.	218,824	Ps.	4,463,335	Ps.	5,294,600
Transfers:
Transfer from stage 1 to stage 2		(55,649)		55,649		—		—
Transfer from stage 1 to stage 3		(18,703)		—		18,703		—
Transfer from stage 2 to stage 3		—		(141,584)		141,584		—
Transfer from stage 3 to stage 2		—		42,213		(42,213)		—
Transfer from stage 2 to stage 1		69,270		(69,270)		—		—
Transfer from stage 3 to stage 1		25,801		—		(25,801)		—
Net remeasurement of loss allowance (5)		89,091		102,262		712,382		903,735
New financial assets originated or purchased		276,958		39,096		116,280		432,334
Financial assets that have been derecognized		(266,644)		(37,026)		(341,571)		(645,241)
Sales of portfolio		—		—		(94,960)		(94,960)
Unwind of discount (3)		1		51		593,517		593,569
FX and other movements		5,749		3,974		21,427		31,150

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Discontinued operations (1)		(9,701)		7,179		70,058		67,536
Write-offs		(4,539)		(3,780)		(1,211,511)		(1,219,830)
Loss allowance as of December 31, 2024	Ps.	724,075	Ps.	217,588	Ps.	4,421,230	Ps.	5,362,893
Transfers:
Transfer from stage 1 to stage 2		(55,003)		55,003		—		—
Transfer from stage 1 to stage 3		(15,271)		—		15,271		—
Transfer from stage 2 to stage 3		—		(143,316)		143,316		—
Transfer from stage 3 to stage 2		—		29,470		(29,470)		—
Transfer from stage 2 to stage 1		54,778		(54,778)		—		—
Transfer from stage 3 to stage 1		18,925		—		(18,925)		—
Net remeasurement of loss allowance (4)		(89,531)		110,018		776,530		797,017
New financial assets originated or purchased		397,081		58,317		296,127		751,525
Financial assets that have been derecognized		(293,004)		(41,751)		(260,620)		(595,375)
Sales of portfolio		(3)		(3)		(186,840)		(186,846)
Unwind of discount (3)		—		—		261,596		261,596
FX and other movements		(6,900)		(5,869)		(22,105)		(34,874)
Discontinued operations (1)		(7,562)		36,640		19,124		48,202
Reclassification MFG operation (2)		(34,399)		(35,413)		(90,776)		(160,588)
Write-offs		(9,296)		(5,078)		(1,967,245)		(1,981,619)
Loss allowance as of December 31, 2025	Ps.	683,890	Ps.	220,828	Ps.	3,357,213	Ps.	4,261,931

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2)      Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of 2024 and the loan portfolio as of 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	138,799	Ps.	48,659	Ps.	7,689	Ps.	195,147

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(72,973)	Ps.	(25,391)	Ps.	4,822	Ps.	(93,542)

(6)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	3,952	Ps.	(20,629)	Ps.	2,916	Ps.	(13,761)

The following table further explains changes in the gross carrying amount of the commercial portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	89,958,234	Ps.	5,672,094	Ps.	9,144,771	Ps.	104,775,099
Transfers:
Transfer from stage 1 to stage 2		(3,831,869)		3,831,869		—		—
Transfer from stage 1 to stage 3		(979,725)		—		979,725		—
Transfer from stage 2 to stage 3		—		(986,422)		986,422		—
Transfer from stage 2 to stage 1		4,428,540		(4,428,540)		—		—
Transfer from stage 3 to stage 2		—		327,479		(327,479)		—
Transfer from stage 3 to stage 1		216,849		—		(216,849)		—
New financial assets originated or purchased		75,428,992		924,475		1,156,101		77,509,568
Financial assets that have been paid		(66,409,339)		(1,587,486)		(3,472,586)		(71,469,411)
Net remeasurement of amortized cost and other receivables		526,100		(679,777)		1,585,087		1,431,410
Sale of loan portfolio-loss allowance		—		—		(194,305)		(194,305)
Sale of loan portfolio-cash		—		—		(78,613)		(78,613)
Gain or loss on sale portfolio		—		—		(7,415)		(7,415)
FX and other movements		(5,261,913)		(239,697)		(403,935)		(5,905,545)
Discontinued operations (1)		255,734		698,670		700,618		1,655,022
Write-offs		(3,303)		(2,131)		(662,559)		(667,993)
Total portfolio as of December 31, 2023	Ps.	94,328,300	Ps.	3,530,534	Ps.	9,188,983	Ps.	107,047,817
Transfers:
Transfer from stage 1 to stage 2		(3,045,688)		3,045,688		—		—
Transfer from stage 1 to stage 3		(1,417,659)		—		1,417,659		—
Transfer from stage 2 to stage 3		—		(1,317,836)		1,317,836		—
Transfer from stage 2 to stage 1		1,717,607		(1,717,607)		—		—
Transfer from stage 3 to stage 2		—		327,186		(327,186)		—
Transfer from stage 3 to stage 1		193,628		—		(193,628)		—
New financial assets originated or purchased		78,072,651		1,151,665		2,338,796		81,563,112
Financial assets that have been paid		(71,077,046)		(1,565,432)		(3,236,784)		(75,879,262)
Net remeasurement of amortized cost and other receivables		(385,444)		(828,388)		(84,314)		(1,298,146)
Sale of loan portfolio-loss allowance		—		—		(94,960)		(94,960)
Sale of loan portfolio-cash		—		—		(22,804)		(22,804)
Gain or loss on sale portfolio		—		—		5,633		5,633
FX and other movements		3,309,663		136,089		237,033		3,682,785
Discontinued operations (1)		236,432		706,131		687,735		1,630,298
Write-offs		(4,539)		(3,780)		(1,211,511)		(1,219,830)
Total portfolio as of December 31, 2024	Ps.	101,927,905	Ps.	3,464,250	Ps.	10,022,488	Ps.	115,414,643
Transfers:
Transfer from stage 1 to stage 2		(3,898,207)		3,898,207		—		—
Transfer from stage 1 to stage 3		(1,069,896)		—		1,069,896		—
Transfer from stage 2 to stage 3		—		(1,161,965)		1,161,965		—
Transfer from stage 2 to stage 1		1,220,996		(1,220,996)		—		—
Transfer from stage 3 to stage 2		—		278,400		(278,400)		—
Transfer from stage 3 to stage 1		184,074		—		(184,074)		—
New financial assets originated or purchased		85,047,055		10,307,334		2,317,075		97,671,464
Financial assets that have been paid		(77,680,078)		(10,557,970)		(2,988,923)		(91,226,971)
Net remeasurement of amortized cost and other receivables		(51,136)		(194,087)		(57,597)		(302,820)
Sale of loan portfolio-loss allowance		(3)		(3)		(186,840)		(186,846)
Sale of loan portfolio-cash		(1)		(1)		(114,772)		(114,774)
Gain or loss on sale portfolio		—		—		24,901		24,901
FX and other movements		(3,487,842)		(128,876)		(217,402)		(3,834,120)
Discontinued operations (1)		468,912		49,220		57,533		575,665
Reclassification MFG operation (2)		(6,040,222)		(811,177)		(879,140)		(7,730,539)
Write-offs		(9,296)		(5,078)		(1,967,245)		(1,981,619)
Total portfolio as of December 31, 2025	Ps.	96,612,261	Ps.	3,917,258	Ps.	7,779,465	Ps.	108,308,984

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Consumer loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	839,904	Ps.	853,159	Ps.	1,618,849	Ps.	3,311,912
Transfers:
Transfer from stage 1 to stage 2		(276,858)		276,858		—		—
Transfer from stage 1 to stage 3		(429,739)		—		429,739		—
Transfer from stage 2 to stage 3		—		(1,004,192)		1,004,192		—
Transfer from stage 3 to stage 2		—		257,854		(257,854)		—
Transfer from stage 2 to stage 1		300,775		(300,775)		—		—
Transfer from stage 3 to stage 1		71,599		—		(71,599)		—
Net remeasurement of loss allowance (6)		477,231		1,301,174		2,091,820		3,870,225
New financial assets originated or purchased		445,354		226,345		445,140		1,116,839
Financial assets that have been derecognized		(184,933)		(90,591)		(368,615)		(644,139)
Sales of portfolio		(2,369)		(1,809)		(162,897)		(167,075)
Unwind of discount (3)		—		46		183,157		183,203
FX and other movements		(3,199)		(4,785)		(5,379)		(13,363)
Discontinued operations (1)		6,177		13,305		63,606		83,088
Write-offs		(101,945)		(533,321)		(2,797,978)		(3,433,244)
Loss allowance as of December 31, 2023	Ps.	1,141,997	Ps.	993,268	Ps.	2,172,181	Ps.	4,307,446
Transfers:
Transfer from stage 1 to stage 2		(265,008)		265,008		—		—
Transfer from stage 1 to stage 3		(378,612)		—		378,612		—
Transfer from stage 2 to stage 3		—		(1,030,039)		1,030,039		—
Transfer from stage 3 to stage 2		—		117,468		(117,468)		—
Transfer from stage 2 to stage 1		238,008		(238,008)		—		—
Transfer from stage 3 to stage 1		77,112		—		(77,112)		—
Net remeasurement of loss allowance (5)		293,405		1,147,503		2,113,393		3,554,301
New financial assets originated or purchased		264,533		130,124		439,828		834,485
Financial assets that have been derecognized		(216,409)		(78,281)		(313,972)		(608,662)
Sales of portfolio		(21)		(602)		(9,441)		(10,064)
Unwind of discount (3)		—		26		199,790		199,816
FX and other movements		3,660		2,364		3,018		9,042
Discontinued operations (1)		(10,791)		14,058		56,074		59,341
Write-offs		(41,956)		(395,579)		(3,742,152)		(4,179,687)
Loss allowance as of December 31, 2024	Ps.	1,105,918	Ps.	927,310	Ps.	2,132,790	Ps.	4,166,018
Transfers:
Transfer from stage 1 to stage 2		(209,643)		209,643		—		—
Transfer from stage 1 to stage 3		(300,847)		—		300,847		—
Transfer from stage 2 to stage 3		—		(843,865)		843,865		—
Transfer from stage 3 to stage 2		—		86,684		(86,684)		—
Transfer from stage 2 to stage 1		193,461		(193,461)		—		—
Transfer from stage 3 to stage 1		97,074		—		(97,074)		—
Net remeasurement of loss allowance (4)		88,526		816,337		1,785,608		2,690,471
New financial assets originated or purchased		465,115		123,255		260,679		849,049
Financial assets that have been derecognized		(244,305)		(76,434)		(183,790)		(504,529)
Sales of portfolio		(7)		(354)		(115,099)		(115,460)
Unwind of discount (3)		—		—		107,651		107,651
FX and other movements		(4,743)		(4,356)		(2,776)		(11,875)
Discontinued operations (1)		(8,535)		24,002		92,845		108,312
Reclassification MFG operation (2)		(34,017)		(22,132)		(26,921)		(83,070)
Write-offs		(43,494)		(342,995)		(3,155,302)		(3,541,791)
Loss allowance as of December 31, 2025	Ps.	1,104,503	Ps.	703,634	Ps.	1,856,639	Ps.	3,664,776

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of 2024 and the loan portfolio as of 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	28,546	Ps.	52,023	Ps.	(39)	Ps.	80,530

(5)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(147,090)	Ps.	20,156	Ps.	37,244	Ps.	(89,690)

(6)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,239	Ps.	51,135	Ps.	(13,718)	Ps.	94,656

The following table further explains changes in the gross carrying amount of the consumer portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	52,529,128	Ps.	4,928,963	Ps.	1,961,353	Ps.	59,419,444
Transfers:
Transfer from stage 1 to stage 2		(5,701,009)		5,701,009		—		—
Transfer from stage 1 to stage 3		(1,029,073)		—		1,029,073		—
Transfer from stage 2 to stage 3		—		(2,089,300)		2,089,300		—
Transfer from stage 2 to stage 1		3,616,500		(3,616,500)		—		—
Transfer from stage 3 to stage 2		—		480,525		(480,525)		—
Transfer from stage 3 to stage 1		212,519		—		(212,519)		—
New financial assets originated or purchased		32,474,640		1,586,440		4,957,874		39,018,954
Financial assets that have been paid		(28,331,264)		(2,095,326)		(2,091,623)		(32,518,213)
Net remeasurement of amortized cost and other receivables		296,415		140,719		(1,523,793)		(1,086,659)
Sale of loan portfolio-loss allowance		(2,369)		(1,809)		(162,897)		(167,075)
Sale of loan portfolio-cash		—		(694)		(34,153)		(34,847)
Gain or loss on sale portfolio		—		(59)		10,805		10,746
FX and other movements		(832,014)		(77,989)		(5,218)		(915,221)
Discontinued operations (1)		(275,419)		(13,883)		(4,972)		(294,274)
Write-offs		(101,945)		(533,321)		(2,797,978)		(3,433,244)
Total portfolio as of December 31, 2023	Ps.	52,856,109	Ps.	4,408,775	Ps.	2,734,727	Ps.	59,999,611
Transfers:
Transfer from stage 1 to stage 2		(4,910,035)		4,910,035		—		—
Transfer from stage 1 to stage 3		(855,865)		—		855,865		—
Transfer from stage 2 to stage 3		—		(2,127,198)		2,127,198		—
Transfer from stage 2 to stage 1		1,875,510		(1,875,510)		—		—
Transfer from stage 3 to stage 2		—		291,914		(291,914)		—
Transfer from stage 3 to stage 1		204,521		—		(204,521)		—
New financial assets originated or purchased		29,868,948		1,482,560		3,834,567		35,186,075

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Financial assets that have been paid		(25,133,605)		(1,989,366)		(2,953,030)		(30,076,001)
Net remeasurement of amortized cost and other receivables		601,994		(26,806)		260,780		835,968
Sale of loan portfolio-loss allowance		(21)		(602)		(9,441)		(10,064)
Sale of loan portfolio-cash		(5)		(143)		(1,510)		(1,658)
Gain or loss on sale portfolio		(20)		(558)		(4,969)		(5,547)
FX and other movements		523,841		25,899		479		550,219
Discontinued operations (1)		(300,151)		(16,169)		(6,271)		(322,591)
Write-offs		(41,956)		(395,579)		(3,742,152)		(4,179,687)
Total portfolio as of December 31, 2024	Ps.	54,689,265	Ps.	4,687,252	Ps.	2,599,808	Ps.	61,976,325
Transfers:
Transfer from stage 1 to stage 2		(4,500,953)		4,500,953		—		—
Transfer from stage 1 to stage 3		(777,987)		—		777,987		—
Transfer from stage 2 to stage 3		—		(1,909,116)		1,909,116		—
Transfer from stage 2 to stage 1		1,737,149		(1,737,149)		—		—
Transfer from stage 3 to stage 2		—		216,466		(216,466)		—
Transfer from stage 3 to stage 1		189,616		—		(189,616)		—
New financial assets originated or purchased		38,775,713		1,038,560		2,732,577		42,546,850
Financial assets that have been paid		(31,372,070)		(2,079,908)		(2,991,735)		(36,443,713)
Net remeasurement of amortized cost and other receivables		(678,545)		(128,026)		1,063,142		256,571
Sale of loan portfolio-loss allowance		(7)		(354)		(115,099)		(115,460)
Sale of loan portfolio-cash		(1)		(32)		(10,205)		(10,238)
Gain or loss on sale portfolio		(1)		(41)		(12,720)		(12,762)
FX and other movements		(670,881)		(35,340)		1,410		(704,811)
Discontinued operations (1)		306,917		26,258		8,186		341,361
Reclassification MFG operation (2)		(3,427,598)		(362,754)		(45,767)		(3,836,119)
Write-offs		(43,494)		(342,995)		(3,155,302)		(3,541,791)
Total portfolio as of December 31, 2025	Ps.	54,227,123	Ps.	3,873,774	Ps.	2,355,316	Ps.	60,456,213

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Mortgage loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	48,763	Ps.	52,639	Ps.	251,039	Ps.	352,441
Transfers:
Transfer from stage 1 to stage 2		(7,295)		7,295		—		—
Transfer from stage 1 to stage 3		(635)		—		635		—
Transfer from stage 2 to stage 3		—		(35,387)		35,387		—
Transfer from stage 3 to stage 2		—		9,526		(9,526)		—
Transfer from stage 2 to stage 1		26,638		(26,638)		—		—
Transfer from stage 3 to stage 1		10,329		—		(10,329)		—
Net remeasurement of loss allowance (6)		(11,295)		59,040		(28,775)		18,970
New financial assets originated or purchased		9,206		2,298		46,643		58,147
Financial assets that have been derecognized		(5,974)		(3,465)		(8,428)		(17,867)
Unwind of discount (3)		12		—		16,988		17,000
FX and other movements		332		(2,125)		(2,483)		(4,276)
Discontinued operations (1)		(16,636)		6,751		16,491		6,606
Write-offs		(8,365)		(3,601)		(39,068)		(51,034)
Loss allowance as of December 31, 2023	Ps.	45,080	Ps.	66,333	Ps.	268,574	Ps.	379,987
Transfers:
Transfer from stage 1 to stage 2		(9,481)		9,481		—		—
Transfer from stage 1 to stage 3		(414)		—		414		—
Transfer from stage 2 to stage 3		—		(48,596)		48,596		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 3 to stage 2		—		13,789		(13,789)		—
Transfer from stage 2 to stage 1		30,885		(30,885)		—		—
Transfer from stage 3 to stage 1		9,525		—		(9,525)		—
Net remeasurement of loss allowance (5)		5,282		68,567		62,110		135,959
New financial assets originated or purchased		9,758		1,729		3,956		15,443
Financial assets that have been derecognized		(5,924)		(1,684)		(9,909)		(17,517)
Unwind of discount (3)		—		—		21,019		21,019
FX and other movements		241		1,270		1,330		2,841
Discontinued operations (1)		(3,046)		4,405		10,278		11,637
Write-offs		(21,818)		(12,570)		(41,666)		(76,054)
Loss allowance as of December 31, 2024	Ps.	60,088	Ps.	71,839	Ps.	341,388	Ps.	473,315
Transfers:
Transfer from stage 1 to stage 2		(11,209)		11,209		—		—
Transfer from stage 1 to stage 3		(741)		—		741		—
Transfer from stage 2 to stage 3		—		(39,189)		39,189		—
Transfer from stage 3 to stage 2		—		14,440		(14,440)		—
Transfer from stage 2 to stage 1		33,923		(33,923)		—		—
Transfer from stage 3 to stage 1		10,871		—		(10,871)		—
Net remeasurement of loss allowance (4)		14,574		66,186		93,698		174,458
New financial assets originated or purchased		21,999		3,025		4,394		29,418
Financial assets that have been derecognized		(6,589)		(2,873)		(18,516)		(27,978)
Unwind of discount (3)		—		—		18,859		18,859
FX and other movements		14		(1,699)		(1,640)		(3,325)
Discontinued operations (1)		(7,691)		79		10,329		2,717
Reclassification MFG operation (2)		(2,312)		(6,961)		(9,080)		(18,353)
Write-offs		(34,189)		(17,265)		(95,502)		(146,956)
Loss allowance as of December 31, 2025	Ps.	78,738	Ps.	64,868	Ps.	358,549	Ps.	502,155

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2)      Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of 2024 and the loan portfolio as of 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	4,349	Ps.	9,330	Ps.	403	Ps.	14,082

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,468)	Ps.	3,316	Ps.	142	Ps.	1,990

(6)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
	Stage 2	Stage 3
Stage 1	Lifetime ECL not	Lifetime ECL
12-month ECL	credit-impaired	credit-impaired	Total
Ps.	5,207	Ps.	4,604	Ps.	3,914	Ps.	13,725

The following table further explains changes in the gross carrying amount of the mortgage portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above.

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	16,226,428	Ps.	1,159,795	Ps.	497,132	Ps.	17,883,355
Transfers:
Transfer from stage 1 to stage 2		(1,382,946)		1,382,946		—		—
Transfer from stage 1 to stage 3		(40,569)		—		40,569		—
Transfer from stage 2 to stage 3		—		(271,352)		271,352		—
Transfer from stage 2 to stage 1		1,082,759		(1,082,759)		—		—
Transfer from stage 3 to stage 2		—		66,023		(66,023)		—
Transfer from stage 3 to stage 1		79,530		—		(79,530)		—
New financial assets originated or purchased		3,594,678		71,625		2,094,419		5,760,722
Financial assets that have been paid		(2,142,766)		(109,535)		(2,147,384)		(4,399,685)
Net remeasurement of amortized cost and other receivables		207,149		30,833		56,297		294,279
FX and other movements		(723,260)		(70,394)		(15,102)		(808,756)
Discontinued operations (1)		(171,641)		(12,796)		(8,238)		(192,675)
Write-offs		(8,365)		(3,601)		(39,068)		(51,034)
Total portfolio as of December 31, 2023	Ps.	16,720,997	Ps.	1,160,785	Ps.	604,424	Ps.	18,486,206
Transfers:
Transfer from stage 1 to stage 2		(1,532,164)		1,532,164		—		—
Transfer from stage 1 to stage 3		(45,518)		—		45,518		—
Transfer from stage 2 to stage 3		—		(381,561)		381,561		—
Transfer from stage 2 to stage 1		1,036,878		(1,036,878)		—		—
Transfer from stage 3 to stage 2		—		96,914		(96,914)		—
Transfer from stage 3 to stage 1		90,665		—		(90,665)		—
New financial assets originated or purchased		5,389,137		63,254		55,457		5,507,848
Financial assets that have been paid		(2,280,712)		(116,394)		(127,047)		(2,524,153)
Net remeasurement of amortized cost and other receivables		254,106		43,166		61,477		358,749
FX and other movements		417,334		48,069		10,659		476,062
Discontinued operations (1)		(155,376)		(29,916)		(7,639)		(192,931)
Write-offs		(21,818)		(12,570)		(41,666)		(76,054)
Total portfolio as of December 31, 2024	Ps.	19,873,529	Ps.	1,367,033	Ps.	795,165	Ps.	22,035,727
Transfers:
Transfer from stage 1 to stage 2		(1,573,688)		1,573,688		—		—
Transfer from stage 1 to stage 3		(56,288)		—		56,288		—
Transfer from stage 2 to stage 3		—		(389,286)		389,286		—
Transfer from stage 2 to stage 1		1,141,698		(1,141,698)		—		—
Transfer from stage 3 to stage 2		—		103,954		(103,954)		—
Transfer from stage 3 to stage 1		99,271		—		(99,271)		—
New financial assets originated or purchased		6,990,303		173,598		157,440		7,321,341
Financial assets that have been paid		(2,938,553)		(113,749)		(185,270)		(3,237,572)
Net remeasurement of amortized cost and other receivables		(240,808)		(141,601)		(18,894)		(401,303)
FX and other movements		(447,513)		(84,769)		(12,160)		(544,442)
Discontinued operations (1)		148,874		36,798		9,420		195,092
Reclassification MFG operation (2)		(2,460,484)		(496,366)		(153,327)		(3,110,177)
Write-offs		(34,189)		(17,265)		(95,502)		(146,956)
Total portfolio as of December 31, 2025	Ps.	20,502,152	Ps.	870,337	Ps.	739,221	Ps.	22,111,710

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Microcredit loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	6,238	Ps.	4,922	Ps.	27,811	Ps.	38,971
Transfers:
Transfer from stage 1 to stage 2		(3,411)		3,411		—		—
Transfer from stage 1 to stage 3		(1,308)		—		1,308		—
Transfer from stage 2 to stage 3		—		(10,612)		10,612		—
Transfer from stage 3 to stage 2		—		1,374		(1,374)		—
Transfer from stage 2 to stage 1		1,729		(1,729)		—		—
Transfer from stage 3 to stage 1		210		—		(210)		—
Net remeasurement of loss allowance (4)		6,322		10,395		12,816		29,533
New financial assets originated or purchased		4,647		97		54		4,798
Financial assets that have been derecognized		(1,953)		(265)		(212)		(2,430)
Unwind of discount (1)		—		—		7,016		7,016
Write-offs		(406)		(1,227)		(22,595)		(24,228)
Loss allowance as of December 31, 2023	Ps.	12,068	Ps.	6,366	Ps.	35,226	Ps.	53,660
Transfers:
Transfer from stage 1 to stage 2		(2,380)		2,380		—		—
Transfer from stage 1 to stage 3		(24,943)		—		24,943		—
Transfer from stage 2 to stage 3		—		(8,815)		8,815		—
Transfer from stage 3 to stage 2		—		536		(536)		—
Transfer from stage 2 to stage 1		912		(912)		—		—
Transfer from stage 3 to stage 1		57		—		(57)		—
Net remeasurement of loss allowance (3)		20,456		6,140		(3,299)		23,297
New financial assets originated or purchased		2,627		69		19		2,715
Financial assets that have been derecognized		(5,694)		(5,123)		(26,097)		(36,914)
Sales of portfolio		(3,042)		(191)		(26,398)		(29,631)
Unwind of discount (1)		—		—		1,684		1,684
Write-offs		(2)		(436)		(10,755)		(11,193)
Loss allowance as of December 31, 2024	Ps.	59	Ps.	14	Ps.	3,545	Ps.	3,618
Transfers:
Transfer from stage 1 to stage 3		(3)		—		3		—
Transfer from stage 2 to stage 1		2		(2)		—		—
Net remeasurement of loss allowance (2)		(13)		(8)		(27)		(48)
Financial assets that have been derecognized		(25)		(4)		(12)		(41)
Unwind of discount (1)		—		—		76		76
Write-offs		(5)		—		(2,640)		(2,645)
Loss allowance as of December 31, 2025	Ps.	15	Ps.	—	Ps.	945	Ps.	960
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of December 31,2024 and the loan portfolio as of December 31, 2025.

December 31, 2025
	Stage 2	Stage 3
Stage 1	Lifetime ECL not	Lifetime ECL
12-month ECL	credit-impaired	credit-impaired		Total
Ps. (1)	Ps. (7)	Ps.	—	Ps.	(8)

(3)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of  December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
	Stage 2		Stage 3
Stage 1	Lifetime ECL not		Lifetime ECL
12-month ECL	credit-impaired		credit-impaired		Total
Ps. (8)	Ps.	6	Ps.	—	Ps.	(2)

(4)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of  December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired	Total
Ps.	(96)	Ps.	29	Ps. (6)	Ps.	(73)

The following table further explains changes in the gross carrying amount of the microcredit portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	224,491	Ps.	14,056	Ps.	29,173	Ps.	267,720
Transfers:
Transfer from stage 1 to stage 2		(36,169)		36,169		—		—
Transfer from stage 1 to stage 3		(10,609)		—		10,609		—
Transfer from stage 2 to stage 3		—		(25,030)		25,030		—
Transfer from stage 2 to stage 1		9,226		(9,226)		—		—
Transfer from stage 3 to stage 2		—		2,946		(2,946)		—
Transfer from stage 3 to stage 1		516		—		(516)		—
New financial assets originated or purchased		214,273		1,387		41,681		257,341
Financial assets that have been paid		(178,828)		(6,329)		(22,883)		(208,040)
Net remeasurement of amortized cost and other receivables		4,054		1,207		(20,525)		(15,264)
Write-offs		(406)		(1,227)		(22,595)		(24,228)
Total portfolio as of December 31, 2023	Ps.	226,548	Ps.	13,953	Ps.	37,028	Ps.	277,529
Transfers:
Transfer from stage 1 to stage 2		(18,434)		18,434		—		—
Transfer from stage 1 to stage 3		(5,297)		—		5,297		—
Transfer from stage 2 to stage 3		—		(14,840)		14,840		—
Transfer from stage 2 to stage 1		3,202		(3,202)		—		—
Transfer from stage 3 to stage 2		—		1,329		(1,329)		—
Transfer from stage 3 to stage 1		153		—		(153)		—
New financial assets originated or purchased		329,590		16,273		58,483		404,346
Financial assets that have been paid		(317,251)		(19,019)		(37,916)		(374,186)
Net remeasurement of amortized cost and other receivables		4,241		135		(8,701)		(4,325)
Sale of loan portfolio-loss allowance		(3,042)		(191)		(26,398)		(29,631)
Sale of loan portfolio-cash		(218,931)		(12,397)		(26,837)		(258,165)
Write-offs		(2)		(436)		(10,755)		(11,193)
Total portfolio as of December 31, 2024	Ps.	777	Ps.	39	Ps.	3,559	Ps.	4,375
Transfers:
Transfer from stage 1 to stage 3		(41)		—		41		—
Transfer from stage 2 to stage 1		24		(24)		—		—
Transfer from stage 3 to stage 2		—		37		(37)		—
New financial assets originated or purchased		155		22		2,284		2,461
Financial assets that have been paid		(380)		(57)		(7,887)		(8,324)
Net remeasurement of amortized cost and other receivables		13		(11)		5,651		5,653
Write-offs		(5)		—		(2,640)		(2,645)
Total portfolio as of December 31, 2025	Ps.	543	Ps.	6	Ps.	971	Ps.	1,520

Interbank and overnight funds

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	1,444	Ps.	—	Ps.	—	Ps.	1,444
Transfers:
Transfer from stage 2 to stage 1		2		(2)		—		—
Net remeasurement of loss allowance (3)		(122)		2		—		(120)
New financial assets originated or purchased		1,787		—		—		1,787
Financial assets that have been derecognized		(3,089)		—		—		(3,089)
Loss allowance as of December 31, 2023	Ps.	22	Ps.	—	Ps.	—	Ps.	22
Net remeasurement of loss allowance (2)		731		1		—		732
New financial assets originated or purchased		99		—		—		99
Financial assets that have been derecognized		(58)		—		—		(58)
Loss allowance as of December 31, 2024	Ps.	794	Ps.	1	Ps.	—	Ps.	795

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Net remeasurement of loss allowance (1)		2		(1)		—		1
New financial assets originated or purchased		2,803		—		—		2,803
Financial assets that have been derecognized		(3,451)		—		—		(3,451)
Loss allowance as of December 31, 2025	Ps.	148	Ps.	—	Ps.	—	Ps.	148
(1)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of December 31,2024 and the loan portfolio as of December 31, 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	21	Ps.	—	Ps.	—	Ps.	21

(2)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	6	Ps.	—	Ps.	—	Ps.	6

(3)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
	Stage 2		Stage 3
Stage 1	Lifetime ECL not		Lifetime ECL
12-month ECL	credit-impaired		credit-impaired		Total
Ps. (4)	Ps.	—	Ps.	—	Ps.	(4)

The following table further explains changes in the gross carrying amount of the interbank and overnight funds portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	5,967,742	Ps.	—	Ps.	1	Ps.	5,967,743
New financial assets originated or purchased		206,661		—		—		206,661
Financial assets that have been paid		(6,003,176)		—		—		(6,003,176)
Net remeasurement of amortized cost and other receivables		(1,390)		—		(1)		(1,391)
FX and other movements		222,770		—		—		222,770
Total portfolio as of December 31, 2023	Ps.	392,607	Ps.	—	Ps.	—	Ps.	392,607
New financial assets originated or purchased		415,418		—		—		415,418
Financial assets that have been paid		(141,132)		—		—		(141,132)
Net remeasurement of amortized cost and other receivables		1,870		—		—		1,870
FX and other movements		36,292		—		—		36,292
Total portfolio as of December 31, 2024	Ps.	705,055	Ps.	—	Ps.	—	Ps.	705,055
New financial assets originated or purchased		2,251,099		—		—		2,251,099
Financial assets that have been paid		(940,957)		—		—		(940,957)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Net remeasurement of amortized cost and other receivables		(2,812)		—		—		(2,812)
FX and other movements		(94,073)		—		—		(94,073)
Discontinued operations (1)		(1,904)		—		—		(1,904)
Reclassification MFG operation (2)		(138,892)		—		—		(138,892)
Total portfolio as of December 31, 2025	Ps.	1,777,516	Ps.	—	Ps.	—	Ps.	1,777,516

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

The following table further explains changes in the movements in the allowance for the of investments in debt securities at FVOCI portfolio:

Investments in debt securities at FVOCI

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 1, 2023	Ps.	12,686	Ps.	—	Ps.	—	Ps.	12,686
Net remeasurement of loss allowance (4)		(892)		—		—		(892)
New financial assets originated or purchased		6,470		—		—		6,470
Financial assets that have been derecognized		(4,342)		—		—		(4,342)
FX and other movements		(950)		—		—		(950)
Loss allowance balance as of December 31, 2023	Ps.	12,972	Ps.	—	Ps.	—	Ps.	12,972
Net remeasurement of loss allowance (3)		452		—		—		452
New financial assets originated or purchased		9,029		—		—		9,029
Financial assets that have been derecognized		(4,895)		—		—		(4,895)
FX and other movements		752		—		—		752
Loss allowance balance as of December 31, 2024	Ps.	18,310	Ps.	—	Ps.	—	Ps.	18,310
Net remeasurement of loss allowance (2)		5,751		48		—		5,799
New financial assets originated or purchased		13,400		—		—		13,400
Financial assets that have been derecognized		(8,050)		—		—		(8,050)
Effect of discontinued operations (1)		(2,727)		—		—		(2,727)
FX and other movements		(126)		(4)		—		(130)
Loss allowance balance as of December 31, 2025	Ps.	26,558	Ps.	44	Ps.	—	Ps.	26,602

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of December 31, 2024 and the investments portfolio as of December 31, 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,554	Ps.	56	Ps.	—	Ps.	1,610

(3)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31, 2023 and the investments portfolio as of December 31, 2024.

December 31, 2024
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(90)	Ps.	—	Ps.	—	Ps.	(90)

(4)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31, 2022 and the investments portfolio as of December 31, 2023.

December 31, 2023
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(359)	Ps.	—	Ps.	—	Ps.	(359)

The following table further explains changes in the movements in the allowance for investments in debt securities at amortized cost portfolio:

Investments in debt securities at amortized cost

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 1, 2023	Ps.	28,563	Ps.	8,367	Ps.	—	Ps.	36,930
Transfer from stage 2 to stage 1		1,485		(1,485)		—		—
Net remeasurement of loss allowance (5)		(14,315)		(996)		—		(15,311)
New financial assets originated or purchased		2,669		—		—		2,669
Financial assets that have been derecognized		(1,466)		—		—		(1,466)
FX and other movements		(4,323)		(1,617)		—		(5,940)
Loss allowance balance as of December 31, 2023	Ps.	12,613	Ps.	4,269	Ps.	—	Ps.	16,882
Net remeasurement of loss allowance (4)		(1,774)		(562)		—		(2,336)
New financial assets originated or purchased		3,279		—		—		3,279
Financial assets that have been derecognized		(1,366)		—		—		(1,366)
FX and other movements		1,577		639		—		2,216
Loss allowance balance as of December 31, 2024	Ps.	14,329	Ps.	4,346	Ps.	—	Ps.	18,675
Transfer from stage 2 to stage 1		4,346		(4,346)		—		—
Net remeasurement of loss allowance (3)		(6,960)		—		—		(6,960)
New financial assets originated or purchased		4,268		—		—		4,268
Financial assets that have been derecognized		(1,531)		—		—		(1,531)
Discontinued operations (1)		(3,722)		—		—		(3,722)
Reclassification MFG operation (2)		(901)		—		—		(901)
FX and other movements		(1,551)		—		—		(1,551)
Loss allowance balance as of December 31, 2025	Ps.	8,278	Ps.	—	Ps.	—	Ps.	8,278

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of December 31, 2024 and the investments portfolio as of December 31, 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	262	Ps.	—	Ps.	—	Ps.	262

(4)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31, 2023 and the investments portfolio as of December 31, 2024.

December 31, 2024
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(404)	Ps.	—	Ps.	—	Ps.	(404)

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31, 2022 and the investments portfolio as of December 31, 2023.

December 31, 2023
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,632	Ps.	—	Ps.	—	Ps.	9,632

Other accounts receivable

General approach

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	24,977	Ps.	20,201	Ps.	140,123	Ps.	185,301
Net remeasurement of loss allowance		4,389		257		46,867		51,513
FX and other movements		(1,789)		(1,270)		(2,464)		(5,523)
Write-offs		(1,612)		—		(43,397)		(45,009)
Loss allowance as of December 31, 2023	Ps.	25,965	Ps.	19,188	Ps.	141,129	Ps.	186,282
Net remeasurement of loss allowance		4,932		2,779		58,789		66,500
FX and other movements		860		229		3,212		4,301
Write-offs		(531)		—		(85,622)		(86,153)
Loss allowance as of December 31, 2024	Ps.	31,226	Ps.	22,196	Ps.	117,508	Ps.	170,930
Net remeasurement of loss allowance		2,442		3,633		46,158		52,233
FX and other movements		(1,305)		(606)		(2,624)		(4,535)
Write-offs		(1,202)		—		(58,548)		(59,750)
Loss allowance as of December 31, 2025	Ps.	31,161	Ps.	25,223	Ps.	102,494	Ps.	158,878

Simplified approach

	Loss allowance
Loss allowance as of January 1, 2023	Ps.	197,115
Entity deconsolidation		(3,245)
Discontinued operations (1)		177
Provision charged to profit or loss		39,555
Recovery for partial payments from the clients		(14,581)
Write-offs		(18,516)
Exchange gains (losses) in foreign currency		(1,123)
Loss allowance as of December 31, 2023	Ps.	199,382
Discontinued operations (1)		1,025
Provision charged to profit or loss		55,271
Recovery for partial payments from the clients		(29,727)
Write-offs		(35,436)
Exchange gains (losses) in foreign currency		526
Loss allowance as of December 31, 2024	Ps.	191,041
Reclassification MFG operation (2)		(4,225)
Discontinued operations (1)		(456)
Provision charged to profit or loss		121,395
Recovery for partial payments from the clients		(12,224)
Write-offs		(61,006)
Exchange gains (losses) in foreign currency		(711)

Loss allowance
Loss allowance as of December 31, 2025	Ps.	233,814

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Loan commitments and financial guarantee contracts

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	58,160	Ps.	6,461	Ps.	289	Ps.	64,910
Transfers:
Transfer from stage 1 to stage 2		(1,690)		1,690		—		—
Transfer from stage 1 to stage 3		(218)		—		218		—
Transfer from stage 2 to stage 3		—		(329)		329		—
Transfer from stage 3 to stage 2		—		4		(4)		—
Transfer from stage 2 to stage 1		1,105		(1,105)		—		—
Transfer from stage 3 to stage 1		29		—		(29)		—
Net remeasurement of loss allowance		(14,124)		(769)		211		(14,682)
New loan commitments and financial guarantees issued		18,604		1,732		(65)		20,271
FX and other movements		(318)		(2)		—		(320)
Discontinued operations (1)		89						89
Loss allowance as of December 31, 2023	Ps.	61,637	Ps.	7,682	Ps.	949	Ps.	70,268
Transfers:
Transfer from stage 1 to stage 2		(1,233)		1,233		—		—
Transfer from stage 1 to stage 3		(503)		—		503		—
Transfer from stage 2 to stage 3		—		(167)		167		—
Transfer from stage 3 to stage 2		—		1		(1)		—
Transfer from stage 2 to stage 1		2,998		(2,998)		—		—
Transfer from stage 3 to stage 1		20		—		(20)		—
Net remeasurement of loss allowance		(17,928)		(14)		544		(17,398)
New loan commitments and financial guarantees issued		18,204		1,934		92		20,230
FX and other movements		220		—		—		220
Discontinued operations (1)		(906)		—		—		(906)
Loss allowance as of December 31, 2024	Ps.	62,509	Ps.	7,671	Ps.	2,234	Ps.	72,414
Transfers:
Transfer from stage 1 to stage 2		(1,094)		1,094		—		—
Transfer from stage 1 to stage 3		(226)		—		226		—
Transfer from stage 2 to stage 3		—		(219)		219		—
Transfer from stage 3 to stage 2		—		5		(5)		—
Transfer from stage 2 to stage 1		1,954		(1,954)		—		—
Transfer from stage 3 to stage 1		56		—		(56)		—
Net remeasurement of loss allowance		(17,120)		(1,671)		(1,070)		(19,861)
New loan commitments and financial guarantees issued		23,891		1,981		123		25,995
FX and other movements		(111)		(1)		(6)		(118)
Discontinued operations (1)		209		4		(46)		167
Reclassification MFG operation (2)		(760)		(4)		(8)		(772)
Loss allowance as of December 31, 2025	Ps.	69,308	Ps.	6,906	Ps.	1,611	Ps.	77,825

(1) See note 13.B., “ Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

4.1.6 Concentrations of credit risk

Loan portfolio

Policies to prevent excessive credit-risk concentration

In order to prevent excessive concentrations of credit risk at an individual, economic group, country or economic sectors level, each financial subsidiary of Grupo Aval maintains updated exposure thresholds to limit concentration. The exposure limit by a financial subsidiary of Grupo Aval to an individual client or economic group depends on the risk profile of the client (or economic group), the nature of the risk of the debtor and the experience of each financial subsidiary in a specific market or sector.

Concentration risk control is key to the risk management process. Grupo Aval´s financial subsidiaries monitor the degree of credit risk concentration by sector and individual or group customer.

In order to avoid credit risk concentration at Grupo Aval level, management relies on the financial subsidiaries Credit Risk Unit or its equivalent, which consolidates, and monitors the credit risk exposures of all financial subsidiaries, to determine the maximum levels of concentration.

Pursuant to Colombian regulations, in 2024 financial subsidiaries in Colombia cannot grant unsecured loans to borrowers, which on a combined basis exceed 10% of the financial subsidiary´s regulatory capital (patrimonio técnico, by its name in Spanish language) calculated according to the definitions of the Ministry of Finance. Loans maybe more than 10% of the regulatory capital (patrimonio técnico) of the financial subsidiary when they are secured by acceptable collateral and/or certain guarantees. In 2025, a new regulation went into effect modifying the regime relating to large exposures and legal credit limits, so banks in Colombia generally cannot have exposures with a counterparty or connected group of counterparties that exceed 25% of the bank's regulatory capital Tier 1 (patrimonio básico ordinario, by its name in Spanish language + patrimonio básico adicional, by its name in Spanish language) calculated in accordance with the definitions of the Ministry of Finance.

Concentration by sector

Below is the credit portfolio distribution of Grupo Aval by economic sector as of December 31, 2025, and 2024:

Sector	December 31, 2025 (1)%			December 31, 2024%
Consumer services	Ps.	87,550,262	45.4%	Ps.	89,687,446	44.8%
Commercial services		41,868,516	21.7%		43,792,710	21.9%
Construction		14,015,379	7.3%		15,046,109	7.5%
Public services		10,088,667	5.2%		9,218,309	4.6%
Government		7,392,815	3.8%		5,471,013	2.7%
Transportation and communications		6,579,198	3.4%		6,499,070	3.2%
Food, beverage and tobacco		6,294,320	3.3%		7,577,678	3.8%
Other industrial and manufacturing products		5,316,713	2.8%		6,857,011	3.4%
Chemical production		4,890,011	2.5%		5,539,036	2.8%
Agricultural		3,266,907	1.7%		4,538,856	2.3%
Mining products and oil		2,415,758	1.3%		2,754,170	1.4%
Trade and tourism		1,495,870	0.8%		1,724,337	0.9%
Other		1,481,527	0.8%		1,430,380	0.7%
Total of each economic sector	Ps.	192,655,943	100.0%	Ps.	200,136,125	100.0%

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Concentration by country

The detail of credit risk at the level of Grupo Aval in the different geographic areas determined according to the domicile of the debtor, without taking into consideration loan loss provisions as of December 31, 2025, and 2024 is as follows:

December 31, 2025	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	98,000,384	Ps.	60,447,939	Ps.	22,111,710	Ps.	1,520	Ps.	1,075,072	Ps.	181,636,625
United States		6,393,092		8,153		—		—		—		6,401,245
Panamá (1)		773,506		93		—		—		702,444		1,476,043
Guatemala		310,287		—		—		—		—		310,287
Costa Rica		176,154		—		—		—		—		176,154
El Salvador		123,951		—		—		—		—		123,951
Honduras		64,863		—		—		—		—		64,863
Other countries		2,466,747		28		—		—		—		2,466,775
Total gross loan portfolio	Ps.	108,308,984	Ps.	60,456,213	Ps.	22,111,710	Ps.	1,520	Ps.	1,777,516	Ps.	192,655,943

(1) The decrease corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

December 31, 2024	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	95,610,708	Ps.	57,719,813	Ps.	18,494,856	Ps.	4,375	Ps.	395,382	Ps.	172,225,134
Panamá		9,455,147		4,248,452		3,540,871		—		214,187		17,458,657
United States		6,685,567		7,984		—		—		93,474		6,787,025
Guatemala		432,151		—		—		—		—		432,151
Costa Rica		125,689		—		—		—		2,012		127,701
Honduras		392,236		—		—		—		—		392,236
El Salvador		13,919		—		—		—		—		13,919
Nicaragua		412		—		—		—		—		412
Other countries		2,698,814		76		—		—		—		2,698,890
Total gross loan portfolio	Ps.	115,414,643	Ps.	61,976,325	Ps.	22,035,727	Ps.	4,375	Ps.	705,055	Ps.	200,136,125

Concentration by currency

The classification of loan portfolio by type of currency is as follows:

December 31, 2025	Colombian Pesos		Foreign currency (1)		Total
Commercial	Ps.	91,723,007	Ps.	16,585,977	Ps.	108,308,984
Consumer		60,344,158		112,055		60,456,213
Residential mortgage		22,111,659		51		22,111,710
Microcredit		1,520		—		1,520
Interbank and overnight funds		817,691		959,825		1,777,516
Total gross loan portfolio	Ps.	174,998,035	Ps.	17,657,908	Ps.	192,655,943

(1) The decrease corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

December 31, 2024	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	86,935,650	Ps.	28,478,993	Ps.	115,414,643
Consumer		57,615,997		4,360,328		61,976,325
Residential mortgage		18,494,740		3,540,987		22,035,727
Microcredit		4,375		—		4,375
Interbank and overnight funds		272,307		432,748		705,055
Total gross loan portfolio	Ps.	163,323,069	Ps.	36,813,056	Ps.	200,136,125

As of December 31, 2025, the loan portfolio in foreign currency represents 9.2% of the total portfolio, equivalent to US$ 4,699 million. As of December 31, 2024, the loan portfolio in foreign currency represents 18.4%, equivalent to US$ 8,349 million.

Investment debt securities

Grupo Aval entities monitor concentrations of credit risk by sector and by geographic location. An analysis of concentrations of credit risk from investment securities is shown below.

Concentration by sector

Trading debt securities (see note 8.1)

The balance of financial assets in investments in trading debt securities includes the following as of December 31, 2025, and 2024:

	December 31,		December 31,
	2025(1)		2024
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	15,704,043	Ps.	10,623,734
Securities issued or secured by other Colombian Government entities		205,855		183,760
Securities issued or secured by other financial entities		691,834		864,036
Securities issued or secured by non-financial sector entities		1,939		7,749
Others		12,508		15,768
Total In Colombian Pesos	Ps.	16,616,179	Ps.	11,695,047

In foreign currency
Securities issued or secured by Colombian Government	Ps.	113,801	Ps.	17,824
Securities issued or secured by other Colombian Government entities		7,224		—
Securities issued or secured by foreign Governments		492,675		75,379
Securities issued or secured by other financial entities		340,735		138,158
Securities issued or secured by non-financial sector entities		—		1,064
Others		12,230		9,942
Total In foreign currency	Ps.	966,665	Ps.	242,367
Total trading debt securities	Ps.	17,582,844	Ps.	11,937,414

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Investments in debt securities mandatorily at FVTPL (see note 9.1)

The balance of financial assets in investments in debt securities mandatorily at FVTPL includes the following as of December 31, 2025, and 2024:

	December 31,		December 31,
	2025		2024
In Colombian Pesos
Others(1)	Ps.	—	Ps.	1,425
Total debt securities mandatorily at FVTPL	Ps.	—	Ps.	1,425

(1)Corresponds to the BOCEA issued by Titularizadora Colombiana, in which Banco AV Villas held a position. At maturity, on December 16, 2025, the entity exercised its right to convert the instrument into shares

Investments in debt securities at FVOCI

The balance of financial assets in investments in debt securities at FVOCI includes the following as of December 31, 2025, and 2024:

	December 31,	December 31,
	2025(1)	2024
In Colombian Pesos

	December 31,		December 31,
	2025(1)		2024
Securities issued or secured by Colombian Government	Ps.	22,233,814	Ps.	15,207,640
Securities issued or secured by other Colombian Government entities		257,482		173,682
Securities issued or secured by other financial entities		658,535		813,342
Securities issued or secured by non-financial sector entities		3,003		3,968
Others		87,176		202,264
Total In Colombian Pesos	Ps.	23,240,010	Ps.	16,400,896
In foreign currency
Securities issued or secured by Colombian Government	Ps.	2,368,885	Ps.	3,060,268
Securities issued or secured by other Colombian Government entities		248,770		289,063
Securities issued or secured by foreign Governments(1)		1,334,686		4,502,810
Securities issued or secured by central banks(1)		—		204,855
Securities issued or secured by other financial entities		1,095,010		1,813,441
Securities issued or secured by non-financial sector entities(1)		19,615		245,692
Others		148,981		533,173
Total In foreign currency	Ps.	5,215,947	Ps.	10,649,302
Total debt securities at FVOCI	Ps.	28,455,957	Ps.	27,050,198

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Investments in debt securities at amortized cost

The balance of financial assets in investments in debt securities at amortized cost includes the following as of December 31, 2025, and 2024:

		December 31,		December 31,
In Colombian Pesos	2025 (1)		2024
Securities issued or secured by Colombian Government	Ps.	1,860,258	Ps.	2,553,693
Securities issued or secured by other Colombian Government entities		5,351,209		5,563,208
Others		—		32,759
Total In Colombian Pesos	Ps.	7,211,467	Ps.	8,149,660
In foreign currency
Securities issued or secured by foreign Governments	Ps.	30,540	Ps.	30,655
Securities issued or secured by other financial entities		1,963,450		2,350,549
Securities issued or secured by non-financial sector entities(1)		—		145,553
Others(1)		—		31,950
Total In foreign currency	Ps.	1,993,990	Ps.	2,558,707
Total investments in debt securities at amortized cost	Ps.	9,205,457	Ps.	10,708,367

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Concentration of investments in debt securities by location

		December 31,		December 31,
	2025		2024
Colombia	Ps.	50,054,384	Ps.	39,769,376
Panama(1)		3,385,573		6,114,059
United States Of America(1)		567,849		1,543,389
Brazil		188,017		128,970
Mexico		343,116		583,979
Costa Rica(1)		—		110,714
Chile		372,114		524,430
Peru		231,408		443,698
Paraguay(1)		—		102,473
Japan		25,795		22,957
Germany		15,437		15,806
Total by country	Ps.	55,183,693	Ps.	49,359,851
Bladex (Foreign Trade Bank of Latin America)		—		216,218
Andean Development Corporation (Corporación Andina de Fomento)		51,853		117,061
Inter-American Corporation for the Financing of Infrastructure		8,712		4,274
Multilateral	Ps.	60,565	Ps.	337,553
Total investments in debt securities	Ps.	55,244,258	Ps.	49,697,404

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Concentration by Sovereign Debt

As a general rule, Grupo Aval considers sovereign risk to be the risk assumed in deposits with Central Banks (including the mandatory deposits), investments in debt issues of a Colombian Government. In addition, the risk arising from transactions with public sector entities that have the following features: their funds are obtained only from fiscal income, they are legally recognized as entities directly included in the government sector, and their activities are of a non-commercial nature.

Sovereign risk exposure arises mainly from Grupo Aval’s banking subsidiaries obligations to maintain certain mandatory deposits in Central Banks and from the fixed-income portfolios held as part of the on-balance-sheet structural interest rate risk management strategy and in the trading books of the treasury department. Most of these exposures are denominated in pesos and are financed through peso denominated repurchase agreements or customer deposits.

As of December 31, 2025, and 2024, the investment portfolio of financial assets in debt instruments is comprised mainly of securities issued or secured by entities of the Republic of Colombia, which represent 79.90% and 72.58%, respectively of the total portfolio.

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2025			December 31, 2024
			%			%
Investment grade (1)
Colombia (5)	Ps.	—	—%	Ps.	28,361,534	78.64%
Panama		973,505	2.21%		2,724,276	7.55%
Chile		182,837	0.41%		238,765	0.66%
Peru		32,414	0.07%		37,023	0.10%
Germany		15,436	0.03%		15,806	0.04%
Mexico		107,177	0.24%		17,987	0.05%
United States of America		518,409	1.17%		1,465,956	4.06%
Total Investment grade	Ps.	1,829,778	4.15%	Ps.	32,861,347	91.10%
Speculative (2)
Brazil		28,122	0%		30,266	0.08%
Colombia(5)		42,280,800	96%		3,101,625	8.60%
Costa Rica		—	—%		78,765	0.22%
Total Speculative	Ps.	42,308,922	95.85%	Ps.	3,210,656	8.90%
	Ps.	44,138,700	100.00%	Ps.	36,072,003	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2025				December 31, 2024
			%			%
Investment Grade (1)
Panama (4)(3)	Ps.	—	—%	Ps.	204,855	100.00%
Total Investment grade	Ps.	—	—%	Ps.	204,855	100.00%

Total sovereign risk	Ps.	44,138,700	100.00%	Ps.	36,276,858	100.00%

(1) Investment grade includes Fitch Ratings Colombia S.A. risk ratings from F1+ to F3, BRC de Colombia ratings from BRC 1+ to BRC 3, and Standard & Poor’s ratings from AAA to BBB–.
(2) Speculative grade includes Fitch Ratings Colombia S.A. risk ratings from B to E, BRC de Colombia ratings from BRC 4 to BRC 6, and Standard & Poor’s ratings from BB+ to D.
(3) The decrease corresponds to the reclassification to non-current assets held for sale related to the Multi Financial Group operation as of December 31, 2025; see Note 13.A.
(4) These investments correspond to Banco Nacional de Panamá, which is the official bank and performs central bank functions; however, it does not have the authority to issue currency or establish reserve requirements.
(5) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB– to BB+, which resulted in its risk level moving from investment grade to speculative.

4.1.7     Modified Financial Assets - troubled debt restructuring business process.

Each financial subsidiary of Grupo Aval periodically carries out, at the request of the client, restructurings of obligations. Such restructurings generally consist of extensions of tenors, decrease of interest rates, partial write-off of indebtedness or payment with assets of the debtor or guarantor.

Our banking subsidiaries follow highly rigorous definitions and policies in this management process, so that it is performed in accordance with the best practices and in strict compliance with regulatory requirements. In connection to this, Grupo Aval´s banking subsidiaries have a detailed policy with regard to the aforementioned transactions.

The objective of granting such restructurings is to provide the client with a viable alternative to meet its obligations to the bank and to adapt to changing conditions.

When a loan is restructured due to a debtor´s financial difficulties, the debt is flagged within the records of each bank as a restructured credit in accordance with the regulations of the Superintendency of Finance. The restructuring process has a negative impact on the debtor’s rating, which can only be improved when the client has complied during a prudent period with the terms of the restructurings, its financial condition has improved or when sufficient additional guarantees have been obtained.

Restructured loans are included for impairment evaluation and determination of provisions. However, the marking of a credit as restructured does not necessarily imply its rating is impaired, because in some cases new guarantees are obtained supporting the obligation.

The following is the balance of restructured loans as of December 31, 2025, and 2024:

Restructured loans	December 31, 2025		December 31, 2024
Local currency	Ps.	5,089,268	Ps.	5,495,475
Foreign currency (1)		33,430		1,955,612
Total restructured	Ps.	5,122,698	Ps.	7,451,087

(1) The decrease corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

4.1.8 Foreclosed assets business process

When persuasive collection processes or credit restructurings are not effective, a legal proceeding is carried out or an agreement is reached with the client for the receipt of assets as payment. Each subsidiary of the financial sector has clearly established policies for receiving assets and has a separate department specialized in the management of these cases and in charge of their eventual sale or liquidation.

During the years ended December 31, 2025, and 2024, the following is the total of foreclosed assets received and sold during such periods:

	December 31, 2025		December 31, 2024
Foreclosed assets received	Ps.	189,624	Ps.	116,299
Foreclosed assets sold		130,716		43,731

4.1.9 Loan commitments and financial guarantee contracts

As part of our operations, Grupo Aval´s financial subsidiaries grants guarantees and letters of credit to its customers wherein Grupo Aval financial subsidiaries are irrevocably committed to make payments to third parties when customers do not comply with their obligations with such third parties. These products have the same policies for approval of disbursements of loans regarding client’s credit risk and guarantees required according to the circumstances of each client.

The commitments for credit extension represent unused portions of authorizations to grant loans, use of credit cards, overdraft limits and letters of credit. With respect to credit risk over commitments to extend credit lines, Grupo Aval is potentially exposed to credit risk in an amount equal to the total amount of unused commitments, if the unused amount were to be withdrawn in whole. However, the amount of the loss is less that the total amount of commitments unused, since most commitments to extend credits are contingent on the customer maintaining specific credit risk standards.

Pending unused credit lines and guarantees do not necessarily represent future cash-out flows, because such facilities may expire and not be used whole or in part.

Following is the detail of the guarantees, letters of credit and credit commitments on non-used credit lines as of December 31, 2025, and 2024.

Loan commitments and financial guarantee contracts

	December 31, 2025 (1)		December 31, 2024
	Notional amount		Notional amount
Unused credit card limits	Ps.	14,847,091	Ps.	12,933,383
Approved credits not disbursed		6,792,792		5,432,167
Credit arrangements		5,108,039		4,583,513
Guarantees		2,199,093		3,082,949
Unused limits of overdrafts		2,271,247		2,261,456
Unused letters of credit		400,330		382,953
Total	Ps.	31,618,592	Ps.	28,676,421

The following is the detail of the credit commitments by type of currency:

	December 31, 2025		December 31, 2024
Colombian Pesos	Ps.	30,392,045	Ps.	25,916,587
U.S. dollars (1)		1,206,958		2,741,438
Euro		14,873		14,517
Other		4,716		3,879
Total	Ps.	31,618,592	Ps.	28,676,421

(1) The decrease corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

4.1.10 Offset of financial assets and financial liabilities

The disclosures set out in the following tables include financial assets and liabilities that:

●	Are offset in the Group’s statement of financial position; or
●	Are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, irrespective of whether they are offset in the statement of financial position.

The ‘similar agreements’ include derivative clearing agreements; global master repurchase agreements and global master securities lending agreements. Similar financial instruments include derivatives, sale-and-repurchase agreements, reverse sale-and-repurchase agreements, and securities borrowing and lending agreements. Financial instruments such as loans and deposits are not disclosed in the following tables unless they are offset in the statement of financial position.

The ISDA (International Swaps and Derivatives Association) and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of Grupo Aval or of the counterparties or following other predetermined events. In addition, Grupo Aval and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

Grupo Aval receives and gives collateral in the form of cash and marketable securities in respect of the following transactions:

●	Derivatives; and
●	Sale-and-repurchase, and reverse sale-and-repurchase agreements.

This collateral is subject to standard industry terms including, when appropriate, an ISDA credit support annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction but have to be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions on the counterparty’s failure to post collateral.

The gross amounts of financial assets and liabilities and their net amounts disclosed in the tables below have been measured in the statement of financial position on the following basis:

●	Derivative assets and liabilities – fair value;
●	Assets and liabilities resulting from sale-and-repurchase agreements, reverse sale-and repurchase agreements and securities lending and borrowing – amortized cost.

The following is the detail of the financial instruments subject to offset contractually required as of December 31, 2025, and 2024:

December 31, 2025

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	2,453,579	Ps.	—	Ps.	2,453,579	Ps.	(2,039,389)	Ps.	(75,563)	Ps.	338,627
Repurchase agreements		2,233,729		—		2,233,729		(98,164)		—		2,135,565
Total	Ps.	4,687,308	Ps.	—	Ps.	4,687,308	Ps.	(2,137,553)	Ps.	(75,563)	Ps.	2,474,192

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,986,281	Ps.	—	Ps.	1,986,281	Ps.	(335,732)	Ps.	(269,536)	Ps.	1,381,013
Repurchase agreements		21,784,346		—		21,784,346		(22,357,129)		(184,107)		(756,890)
Total	Ps.	23,770,627	Ps.	—	Ps.	23,770,627	Ps.	(22,692,861)	Ps.	(453,643)	Ps.	624,123

December 31, 2024

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,023,313	Ps.	—	Ps.	1,023,313	Ps.	(1,951,440)	Ps.	(162,729)	Ps.	(1,090,856)
Repurchase agreements		1,940,488		—		1,940,488		(667)		—		1,939,821
Total	Ps.	2,963,801	Ps.	—	Ps.	2,963,801	Ps.	(1,952,107)	Ps.	(162,729)	Ps.	848,965

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,033,592	Ps.	—	Ps.	1,033,592	Ps.	(208,181)	Ps.	(71,745)	Ps.	753,666
Repurchase agreements		17,686,789		—		17,686,789		(20,719,224)		(336,987)		(3,369,422)
Total	Ps.	18,720,381	Ps.	—	Ps.	18,720,381	Ps.	(20,927,405)	Ps.	(408,732)	Ps.	(2,615,756)

Disclosure of risk management, market risk [text block]

4.2 Market Risk

Market risk refers to the risk that a change in the level of one or more market prices, rates, indices, volatilities, correlations or other market factors, such as liquidity, will result in losses in a position or in the portfolio.

Grupo Aval´s financial subsidiaries (namely Banco de Bogotá, Banco de Occidente, Banco Popular, Banco AV Villas, the trust companies of the financial subsidiaries, Corficolombiana y Porvenir) actively participate in money markets, foreign exchange markets and capital markets, for both of their books (for balance sheet risk management and trading book) and to provide financial services to their customers. This is subject to established policies and risk limits. In that regard, they hold financial asset portfolios within the allowed limits and risk levels.

Market risk arises from the positions of Grupo Aval´s financial subsidiaries in debt securities investment portfolios, derivatives and equity instruments. These risks are created by changes in factors such as interest rates, inflation, foreign currency exchange rates, share prices, credit margins of instruments and their volatility, as well as the liquidity in the markets where Grupo Aval operates.

Our business units and trading desks are responsible for ensuring that market risk exposures are well-managed and prudent. The risk management groups and our business unit management ensure that these risks are measured and closely monitored. A variety of limits and controls are designed to manage price and liquidity risk. Market risk is monitored through various mechanisms such as: statistic analysis (using Value-at-Risk models and related analytical measures), risk factor sensitivity analysis, and routine stress testing, conducted in collaboration with the business units by the Market Risk Unit. The material risks identified by these processes are summarized in reports produced by the Market Risk Unit that are circulated to and discussed with senior management.

4.2.1 Trading Book Risk

Grupo Aval´s financial subsidiaries trade financial instruments for various reasons, mainly:

●	To offer products tailored to specific customer needs. Some of these products are designed to hedge the financial risks of customers.
●	To take advantage of arbitrage opportunities among different yield curves, assets and markets, obtaining returns with an adequate use of capital.
●	To hedge asset and liability risk positions on proprietary positions, to act on behalf of customers or to take advantage of arbitrage opportunities mainly in foreign exchange and interest rates in both local and foreign markets.

In carrying out these operations, Grupo Aval´s financial subsidiaries take risks, within predetermined limits. These risks are mitigated with the use of derivative products and other financial instruments within limits that are permanently monitored by risk.

The following is a breakdown of Grupo Aval’s financial assets and liabilities exposed to trading risk held at December 31, 2025 and 2024:

	December 31, 2025 (1)		December 31, 2024
Financial assets at fair value
Debt financial assets
Trading investments in debt securities	Ps.	17,582,844	Ps.	11,937,414
Investments in debt securities mandatorily at FVTPL		—		1,425
Investments in debt securities at FVOCI		28,455,957		27,050,198
Total debt securities	Ps.	46,038,801	Ps.	38,989,037
Derivative assets instruments	Ps.	2,217,021	Ps.	969,294
Hedging derivatives assets		236,558		54,019
Total derivative	Ps.	2,453,579	Ps.	1,023,313
Total financial assets	Ps.	48,492,380	Ps.	40,012,350
Liabilities
Derivative liabilities instruments	Ps.	1,951,439	Ps.	1,011,934
Hedging derivatives liabilities		34,842		21,658
Total financial liabilities	Ps.	1,986,281	Ps.	1,033,592
Net position	Ps.	46,506,099	Ps.	38,978,758

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

4.2.2 Description of Objectives, Policies and Processes to Manage Trading Risk

Our financial subsidiaries participate in money markets, foreign exchange markets and capital markets to meet their needs and those of their customers, subject to established policies and risk levels. In this respect, they manage different portfolios of financial assets within the limits and risk levels allowed.

The risks assumed by Grupo Aval´s financial subsidiaries in transactions related to the trading or treasury book are consistent with the overall trading strategy, considering the market depth for each instrument, its impact on risk-weighted assets and regulatory capital, the profit budget established for each business unit, and the balance sheet structure.

Trading strategies are established on the basis of approved limits, in an effort to balance the risk / return relationship. Moreover, there is a structure of limits consistent with Grupo Aval’s general philosophy and is based on capital levels, earnings performance and risk appetite.

The Integral Risk Management System (SIAR in Spanish) allows Grupo Aval´s financial subsidiaries to identify, measure, control and monitor the market risk they are exposed to in carrying out their operations.

There are several scenarios in which Grupo Aval´s financial subsidiaries are exposed to trading risks.

●	Interest Rate Risk

Grupo Aval’s financial subsidiaries are exposed to interest rate risk as a result of its market-making activities and proprietary trading in interest rate sensitive financial instruments (e.g., risk arising from changes in the level or implied volatility of interest rates, the timing of mortgage prepayments, the shape of the yield curve and credit spreads for credit sensitive instruments). Additionally, as part of the interest rate risk management, asset and liability management committees have been established to monitor the execution of these strategies.

●	Foreign Exchange Risk

Grupo Aval’s financial subsidiary’s portfolios are exposed to foreign exchange rate and implied volatility risk as a result of market making negotiation in foreign currencies and from maintaining foreign exchange positions.

●	Equity Price Risk and Mutual Fund Risk

Grupo Aval´s financial subsidiaries are exposed to equity price risk in specific investments and are exposed to mutual fund risk.

4.2.2.1 Risk Management

Grupo Aval financial subsidiaries manage their trading positions by employing a variety of risk mitigation strategies. These strategies include diversification of risk exposures and hedging through the purchase or sale of positions in related securities and financial instruments, including a variety of derivative products (e.g., futures, forwards, swaps and options). The financial subsidiaries manage their market risk associated with its trading activities on a decentralized basis. Our corporate risk unit supervises the level of risk taken in order to ensure that its global exposure limits are observed.

Senior management and the Boards of Directors of our banks and their financial subsidiaries play an active role in managing and controlling market risk. They do so by analyzing established reports and through committees that comprehensively monitor - both technically and fundamentally - the different variables that influence domestic and foreign markets. This process is intended to support strategic trading and portfolio decisions.

Analyzing and monitoring the market risks that Grupo Aval´s financial subsidiaries take in their operations is essential for decision making and to assess potential effects on their financial position. An ongoing analysis of macroeconomic conditions is necessary in order to achieve an ideal combination of market risk, return and liquidity.

The risks assumed in financial operations are reflected in a limit structure that includes different types of instruments, specific trading strategies, the market depth in which Grupo Aval´s financial subsidiaries operate, the impact on risk-weighted assets and regulatory capital, as well as the balance sheet structure. These limits are monitored daily and reported regularly to the Board of Directors of Grupo Aval´s financial subsidiaries.

In order to minimize interest rate and exchange rate risks in specific positions and transactions, Grupo Aval´s financial subsidiaries manage hedging strategies by taking positions in derivative instruments such as non-deliverable forwards (NDF) related to securities, money market transactions and foreign exchange forwards.

4.2.2.2 Methods Used to Measure Market Risk

The Market Risk areas independently review the Company’s trading portfolios on a regular basis from a market risk perspective utilizing Value at Risk (VaR) internal and regulatory models, and other quantitative and qualitative risk measures and analyses. Each trading business and the market risk areas also use, as appropriate, measures such as sensitivity to changes in interest rates, prices, and implied volatilities to monitor and report market risk exposures. Stress testing, which measures the impact on the value of existing portfolios of specified changes in market factors for certain products, is performed periodically and reviewed by our risk and trading areas. Reports summarizing material risk exposures are produced by the market risk areas and are provided to senior management for their review and challenge.

The Boards of Directors and the Risk Committees of Grupo Aval´s financial subsidiaries approve a framework of limits based on the value-at-risk related to the annual budget.

Regulatory VaR (regulatory calculation)

The Regulatory VaR calculation is primarily used for the Superintendency of Finance’s solvency ratio calculations. Each bank has standard models for capital purposes; however, they also maintain internal models in order to manage their day-to- day risk and profit decisions.

The Superintendency of Finance methodology is based on the Basel II model. This model applies only to the financial subsidiaries’ investment portfolio and excludes investments not classified as trading. Total market risk is calculated on a daily basis by aggregating the VaR for each risk exposure category on a ten-day horizon, based on risk factors calculated under extreme market stress scenarios. VaR at month-end is part of the capital adequacy ratio calculation (as set forth in Decree 2555 of 2010). The Superintendency of Finance’s rules require the financial subsidiaries to calculate VaR for the following risk factors: interest rate risk, foreign exchange rate risk, equity price risk and fund risk. Correlations between risk factors are not considered. The fluctuations in the portfolio’s VaR depend on sensitivity factors determined by the Superintendency of Finance, modified duration and changes in balances outstanding. The ten-day horizon is defined as the average time in which an entity could sell a trading position in the market.

The VaR calculation includes all the portfolios of the entities and their financial subsidiaries and is estimated under the methodology defined by the Superintendency of Finance of Colombia.

These VaR calculation models are used to determine the occurrence of potential losses among the different business units. The methods also allow comparisons of activities in different markets and identification of the riskiest positions in treasury activities. These tools are also used to determine limits on traders’ positions and to promptly review positions and trading strategies in response to changes in market conditions. VaR models have inherent limitations, partially because they rely on historical data, which may not be an indicative of future market conditions. VaR models could overestimate or underestimate the value at risk if market conditions vary significantly and they do not calculate the greatest possible loss. That’s why each company uses additional measurement tools in order to compensate for the VaR limitations. Expected Shortfall analysis, stress test and back tests are part of the risk measurement tools in the financial subsidiaries. The methods used to measure VaR are assessed regularly and back tested to check their efficiency.

Grupo Aval´s financial subsidiaries have tools to carry out portfolio stress and/or sensitivity tests, using extreme scenario simulations. Additionally, there are limits according to the "risk type" associated with each of the instruments comprising the different portfolios. These limits are related to sensitivity or impact on the value of the portfolio as a result of fluctuations of specific risk factors such as: interest rate (Rho), exchange rate (Delta) and volatility (Vega).

Grupo Aval´s financial subsidiaries have counterparty and trading limits for each trader in the trading platforms for the markets where they operate. Trading limits are controlled daily by the back and middle offices of each entity. Trading limits for individual traders are assigned based upon the individual´s level in the organization, market and trading experience and product and portfolio management knowledge.

There is also a process to monitor the prices of fixed-income securities traded in foreign markets published by investment price providers for those jurisdictions.

In addition, fixed income securities are subject to a qualitative liquidity analysis to determine the market depth for those instruments.

Finally, the daily transaction monitoring process includes controlling different aspects of trading, such as terms of negotiation, non-conventional or off-market transactions, and related party transactions.

According to the standard model, the market value-at-risk (VaR) for Grupo Aval´s financial subsidiaries consolidated at their level of December 31, 2025 and 2024 was as follows:

		At December 31, 2025			At December 31, 2024
			Basis points of			Basis points of
Entity		Value at Risk	regulatory capital		Value at Risk	regulatory capital
Banco Bogotá S.A.	Ps.	311,408	50	Ps.	318,203	52
Banco de Occidente S.A.		152,515	43		381,972	113
Banco AV Villas S.A.		15,658	16		22,567	26
Banco Popular S.A. (1)		304,481	173		291,145	152
Corficolombiana S.A. (1)		294,820	674		320,096	674
Porvenir S.A.		4,352	53		3,832	57

(1) The market value at risk information corresponds to Banco Popular's consolidated information. Corficolombiana's information is presented separately, due to its materiality.

The following tables show the VaR calculation relating to each of the risk factors described above and based on the Superintendency of Finance Methodology (Regulatory VaR) for the years ended December 31, 2025 and 2024, for a ten-day horizon for each of our Colombian banking subsidiaries. The minimum, maximum and average levels are determined based on end-of-quarter calculations, using consolidated results from the last four quarters..

Banco de Bogotá S.A

Maximum, Minimum and Average VaR Values
At December 31, 2025
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	53,274	Ps.	122,866	Ps.	156,064	Ps.	53,274
Exchange rate		146,593		194,097		255,463		255,463
Shares		1,240		1,799		2,083		1,240
Mutual funds		423		913		1,431		1,431

Maximum, Minimum and Average VaR Values
At December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	160,445	Ps.	427,563	Ps.	552,647	Ps.	160,445
Exchange rate		91,087		141,196		166,334		155,113
Shares		1,947		10,929		37,644		2,077
Mutual funds		411		1,549		2,788		568

The market risk-weighted assets of Banco de Bogotá, as of December 31, 2025, accounted for 3.13% of the total risk-weighted assets. As of December 31, 2024, market risk-weighted assets represented 3.25% of the total risk-weighted assets.

Banco de Occidente S.A

Maximum, Minimum and Average VaR Values
At December 31, 2025
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	148,047	Ps.	189,910	Ps.	238,845	Ps.	148,047
Exchange rate		837		7,838		16,567		3,273
Shares		—		—		—		—
Mutual funds		1,195		1,344		1,441		1,195

Maximum, Minimum and Average VaR Values
At December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	264,941	Ps.	322,068	Ps.	379,009	Ps.	379,009
Exchange rate		1,078		3,402		9,151		1,971
Shares		—		—		—		—
Mutual funds		934		991		1,031		992

The market risk-weighted assets of Banco de Occidente, as of December 31, 2025, accounted for 3.3% of the total risk-weighted assets. As of December 31, 2024, market risk-weighted assets represented 8.2% of the total risk-weighted assets.

Banco Comercial AV Villas S.A

Maximum, Minimum and Average VaR Values
At December 31, 2025
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	12,001	Ps.	15,501	Ps.	21,498	Ps.	15,601
Exchange rate		2		38		157		49
Shares		—		—		—		—
Mutual funds		7		110		281		7

Maximum, Minimum and Average VaR Values
At December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	22,193	Ps.	29,979	Ps.	43,936	Ps.	22,193
Exchange rate		4		84		472		148
Shares		—		—		—		—
Mutual funds		121		251		447		225

The market risk-weighted assets of Banco AV Villas, as of December 31, 2025, accounted for 1.3% of the total risk-weighted assets. As of December 31, 2024, market risk-weighted assets represented 2.1% of the total risk-weighted assets.

Banco Popular S.A

Maximum, Minimum and Average VaR Values
At December 31, 2025 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	220,418	Ps.	253,696	Ps.	296,841	Ps.	251,328
Exchange rate		32,932		44,440		58,254		32,932
Shares		175		12,995		26,680		175
Mutual funds		18,364		19,547		20,286		20,045

Maximum, Minimum and Average VaR Values
At December 31, 2024 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	205,759	Ps.	328,266	Ps.	410,228	Ps.	205,759
Exchange rate		19,869		39,424		59,084		51,982
Shares		6,884		11,331		15,090		15,090
Mutual funds		18,201		19,668		23,969		18,314

(1) The market value at risk information corresponds to Banco Popular's consolidated information. Corficolombiana's information is presented separately, due to its materiality.

The market risk-weighted assets of Banco Popular, as of December 31, 2025, accounted for 7.55% of the total risk-weighted assets. As of December 31, 2024, market risk-weighted assets represented 5.61% of the total risk-weighted assets.

Corficolombiana S.A

Maximum, Minimum and Average VaR Values
At December 31, 2025 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	204,636	Ps.	240,097	Ps.	280,691	Ps.	261,509
Exchange rate		32,284		43,485		56,181		32,284
Shares		—		21,975		26,505		—
Mutual funds		1,021		1,139		1,341		1,027

(1) The market value at risk information at December 31, 2025 corresponds to Corficolombiana's separate information.

Maximum, Minimum and Average VaR Values
At December 31, 2024 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	220,886	Ps.	271,679	Ps.	341,730	Ps.	252,417
Exchange rate		19,172		38,723		55,653		51,653
Shares		6,731		11,457		14,918		14,918
Mutual funds		983		1,200		1,424		1,108

(1) The market value at risk information at December 31, 2024 corresponds to Corficolombiana's separate information.

The market risk-weighted assets of Corficolombiana, as of December 31, 2025, accounted for 12.3% of the total risk-weighted assets. As of December 31, 2024, market risk-weighted assets represented 13.31% of the total risk-weighted assets..

As Corficolombiana does not have a relevant number of loans or other significant risk weighted assets, the ratio of the market risk weighted assets to total risk weighted assets is higher than in the banks.

Porvenir S.A

As a pension fund, Porvenir has a value-at-risk measurement methodology that differs from credit establishments and is established by the Superintendency of Finance. The following tables show the VaR calculation relating to each of the risk factors described above and based on that Methodology (Regulatory VaR) for the years ended December 31, 2025, and 2024, for a ten-day horizon.

Maximum, Minimum and Average VaR Values
At December 31, 2025
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	5,892	Ps.	7,093	Ps.	8,508	Ps.	8,508
Exchange rate		10		342		1,143		64
Shares		1,948		2,740		4,488		2,627
Mutual funds		591		1,293		2,183		2,183

Maximum, Minimum and Average VaR Values
December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	7,623	Ps.	14,368	Ps.	16,520	Ps.	7,623
Exchange rate		7		233		419		275
Shares		1,624		2,090		2,654		1,790
Mutual funds		782		2,365		6,478		1,074

The market risk-weighted assets of Porvenir, as of December 31, 2025, accounted for 2.13% of the total risk-weighted assets. As of December 31, 2024, market risk-weighted assets represented 2.1% of the total risk-weighted assets.

Investment Price Risk in Equity Instruments

Equity Investments

The variations in equity price risk measured according to the regulatory VaR methodology consider investments in equity securities included in the treasury book, including investments in shares issued abroad and listed in Colombia, and exclude, in the case of credit institutions, investments that have been deducted from the Entity's core capital. In 2024, Corficolombiana held investments subject to regulatory VaR. As of December 31, 2025, however, none of the subsidiaries maintain investments that meet these characteristics.

4.2.3 Structural foreign exchange risk

Grupo Aval´s financial subsidiaries have agencies and subsidiaries offshore and have assets and liabilities in foreign currencies and are thus exposed to changes in the exchange rates, primarily the United States Dollar. Foreign exchange risk is present when there are assets and liabilities denominated in foreign currency, when investments are made in foreign subsidiaries and branches and when we extend loans or take funds in foreign currency. Foreign exchange risk is also present in foreign currency off- balance sheet transactions.

Subsidiaries of the financial sector in Colombia are authorized by the country’s central bank (Banco de la República) to trade currencies and maintain balances in foreign currency in accounts abroad. Colombian law allows banks to maintain a net daily asset or liability position in foreign currency, determined as the difference in foreign currency denominated rights and foreign currency denominated obligations, including both on and off-balance sheet positions. On an entity individual basis, the average of this difference over three business days cannot exceed twenty percent (20%) of the entity’s regulatory capital. On a consolidated basis, the average of this difference over three business days (positive or negative) cannot exceed forty percent (40%) of the consolidated entity´s regulatory capital.

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to the regulatory capital of each entity. The regulatory capital used (individual or consolidated) is that of the last business day two months prior. The exchange rate used in the calculation is the average of the exchange rate established by the Superintendency of Finance for the previous month or the last calculation on a consolidated basis.

A substantial amount of Grupo Aval’s foreign currency assets and liabilities are in U.S. dollars. Details of the assets and liabilities in foreign currency held by Grupo Aval as of December 31, 2025 and 2024 are shown below:

December 31,2025		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets (1)
Cash and cash equivalents	2,075	108	Ps.	8,054,803
Trading investments in debt securities	257	—		965,570
Investments in debt securities at FVOCI	1,384	4		5,215,235
Investments in debt securities at amortized cost	8	—		30,057
Loan portfolio financial assets at amortized cost	4,695	5		17,657,908
Derivative financial assets held for trading	296	1		1,114,961
Derivative financial assets held for hedging	—	—		637
Trade receivable	688	—		2,585,220
Total financial assets	9,403	118	Ps.	35,624,391

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities (2)
Derivative financial liabilities held for trading	279	1	Ps.	1,053,795
Derivative financial liabilities held for hedging	3	—		9,741
Customer deposits	4,283	5		16,107,271
Financial obligations	7,369	8		27,716,615
Total financial liabilities	11,934	14	Ps.	44,887,422
Net financial asset (liability) position	(2,531)	104	Ps.	(9,263,031)

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

December 31,2024		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	1,338	62	Ps.	5,913,128
Trading investments in debt securities	61	—		267,836
Investments in debt securities at FVOCI	2,412	4		10,649,301
Investments in debt securities at amortized cost	580	—		2,558,707
Loan portfolio financial assets at amortized cost	8,347	2		36,813,056
Derivative financial assets held for trading	207	6		341,310
Derivative financial assets held for hedging	2	—		43,377
Trade receivable	714	—		3,164,035
Total financial assets	13,661	74	Ps.	59,750,750

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	243	4	Ps.	236,242
Derivative financial liabilities held for hedging	1	—		16,408
Customer deposits	7,246	34		32,100,339
Financial obligations	8,258	5		36,432,897
Total financial liabilities	15,748	43	Ps.	68,785,886
Net financial asset (liability) position	(2,087)	31	Ps.	(9,035,136)

Grupo Aval’s financial subsidiaries hedge their foreign exchange exposure using derivatives instruments, especially forwards. The net foreign currency position of each subsidiary is monitored on a daily basis.

Grupo Aval has several investments in foreign subsidiaries and branches whose net assets are exposed to foreign exchange risk because of the translation of gains or losses for the purpose of consolidating their financial statements. The exposure arising from net assets in foreign operations is hedged primarily with financial obligations, bonds and foreign exchange derivative instruments.

The following table presents sensitivities of profit or loss before taxes and equity (OCI) to reasonably possible changes in exchange rates applied at the end of the reporting period relative to the functional currency of the respective Group entities, with all other variables held constant:

December 31,2025	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	1,591	Ps.	(1,591)
Profit and loss before taxes		(71,717)		71,717

December 31,2024	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	1,801	Ps.	(1,801)
Profit and loss before taxes		(53,818)		53,818

(1)   The sensitivity in equity considers mainly assets and liabilities of entities with functional currencies different from the Group’s presentation currency compensated with derivatives and financial labilities designated to hedge net investments in foreign operations.

The sensitivity in profit or loss was calculated for monetary assets and liabilities denominated in currencies other than the functional currency of the respective entities of the Group, including intercompany balances which are not hedged. The sensitivity takes into consideration the variations that could occur in the spot exchange rate, excluding from this calculation any changes that may arise in the forward curve. The Group’s exposure to currency risk at the end of the reporting period is not representative of the typical exposure during the year.

4.2.4 Interest Rate Risk in the Banking Book

In Colombia, the Superintendency of Finance, in line with the best practices of the Basel Committee on Banking Supervision, issued External Circular 025 on November 17, 2022. This circular introduced guideline applicable to the management of Interest Rate Risk in the Banking Book (IRRBB) and the Credit Risk Spread in the Banking Book (CRSBB) within the financial system. The afore mentioned circular establishes that supervised entities must adopt specific strategies, policies, and procedures for the adequate management of IRRBB. Additionally, it introduces two indicators to recognize the level of exposure of entities to balance sheet risks: Economic Value of Equity (EVE) and Net Interest Margin (NIM).

External Circular 025 of 2022, effective as of December 1, 2024, required supervised entities that, as of December 31, maintained a banking book to report balance sheet risk exposure indicators on an individual basis. In addition, the circular established the obligation to report consolidated balance sheet risk exposure indicators for entities with consolidated financial statements that include institutions holding a banking book. This requirement applies for the first time with financial information as of December 31, 2025.

The following section outlines the general considerations of the standard measurement methodology established under the applicable regulations, which must be applied to the assets and liabilities recorded in the Banking Book of Banco de Bogotá, Banco de Occidente, Banco Popular, and Banco AV Villas. Furthermore, in the case of Banco de Bogotá and Banco de Occidente, this methodology must also be applied to the financial assets and liabilities consolidated with subsidiaries that maintain banking books. Corficolombiana, however, was exempted by the supervisory authority from applying this regulation, as it does not maintain an accounting book for measurement purposes.

Financial subsidiaries are exposed to Interest Rate Risk in the Banking Book (IRRBB) when interest rates change, as the present value and timing of future cash flows may be affected. This, in turn, impacts the underlying value of the entity's assets, liabilities, and off-balance sheet items, and consequently, the Economic Value of Equity (EVE). Changes in interest rates also affect the entity's earnings by altering interest-sensitive income and expenses, thereby impacting its Net Interest Margin (NIM).

This risk includes (i) gap risk, which arises from the mismatch (the difference between assets and liabilities on the entity's balance sheet for a given date and time band) in the maturity structure of instruments exposed to interest rate risk; (ii) basis risk, which corresponds to the impact of relative changes in interest rates for financial instruments with similar maturities but whose prices are determined using different interest rate indices; and (iii) option risk, which refers to the probability that the entity will incur losses due to the exercise of options embedded implicitly or explicitly in assets, liabilities, and off-balance sheet items that are contractually and legally exposed, such as loan prepayments.

To manage IRRBB, the banks within Grupo Aval have established in their policies that this risk is only applicable to Banking Book operations that do not consume capital for market risk, including asset, liability, and off-balance sheet operations with such exposure.

The measurement of IRRBB is conducted using two main metrics: the Economic Value of Equity (EVE), which assesses the fluctuation of equity in response to changes in interest rates using a liquidation balance sheet, and the Net Interest Margin (NIM), which calculates the impact on interest income due to movements in interest rates using a constant balance sheet and a 12-month window.

The regulation establishes, for both individual and consolidated information, the application of the outlier test. This test compares the maximum Delta VEP calculated by the entity under interest rate shock scenarios against 15% of the sum of Ordinary Core Capital (CET1 – Patrimonio Básico Ordinario in spanish language) and Additional Core Capital (ATI1 – Patrimonio Básico Adicional in spanish language) in effect at the reporting date. As of the reporting date, this reference established in the regulation remains solely a monitoring threshold and, for the time being, does not impose restrictions on the operation of our Banks. For entities that exceed this level in the outlier test, the regulation requires the submission of an adjustment plan that includes one or more of the following measures to mitigate the impact of increased exposure to IRRBB: (i) reduce exposures to IRRBB, (ii) impose restrictions on internal risk parameters, (iii) enhance the risk management framework, (iv) evaluate increasing capital resources, or (v) adopt other measures that allow mitigating the level of exposure to IRRBB.

In accordance with the regulation, Delta EVE corresponds to the maximum difference in the Economic Value of Equity (EVE) observed between the baseline scenario and six scenarios simulating adverse movements in interest rate curves, as follows:

●	Parallel upward shock: COP 400 bps, UVR 200 bps, USD 200 bps, and other shocks depending on the significant currency.
●	Parallel downward shock: COP 400 bps, UVR 200 bps, USD 200 bps, and other shocks depending on the significant currency.
●	Steepening shock (short-term rates down and long-term rates up): COP short-term 500 bps, COP long-term 300 bps, UVR short-term 300 bps, UVR long-term 100 bps, USD short-term 300 bps, USD long-term 150 bps, and other shocks depending on the significant currency.
●	Flattening shock (short-term rates up and long-term rates down): COP short-term 500 bps, COP long-term 300 bps, UVR short-term 300 bps, UVR long-term 100 bps, USD short-term 300 bps, USD long-term 150 bps, and other shocks depending on the significant currency.
●	Short-term upward shock: COP short-term 500 bps, UVR short-term 300 bps, USD short-term 300 bps, and other shocks depending on the significant currency.
●	Short-term downward shock: COP short-term 500 bps, UVR short-term 300 bps, USD short-term 300 bps, and other shocks depending on the significant currency.

Individual results:

Below are the results of the Delta EVE and Delta NIM measurements as of December 31, 2025 and 2024:

	At December 31, 2025
	Maximum Delta NIM	Maximum Delta EVE	Delta EVE / CET1+AT1
	(in Ps)	(in Ps)	(in percentages)
Banco de Bogotá	(704,381)	(1,598,433)	11.01
Banco de Occidente	(632,679)	(341,331)	7.22
Banco Popular	(351,902)	(362,219)	18.06
Banco AV Villas	(197,711)	(155,061)	12.52

	At December 31, 2024
	Maximum Delta NIM	Maximum Delta EVE	Delta EVE / CET1+AT1
	(in Ps)	(in Ps)	(in percentages)
Banco de Bogotá	(634,544)	(1,216,132)	8.57
Banco de Occidente	(555,733)	(173,433)	5.95
Banco Popular	(328,276)	(408,513)	21.00
Banco AV Villas	(139,938)	(118,104)	9.42

As of December 31, 2025, Banco de Bogotá, Banco de Occidente and Banco AV Villas maintained their Delta EVE percentages below the threshold established for outlier tests. As of December 31, 2025, Banco Popular exceeded the 15% reference established in the regulation and, in compliance with regulatory requirements, submitted the corresponding adjustment plan to the Superintendency of Finance.

Consolidated results:

Below are the results of the Delta EVE and Delta NIM measurements as of December 31, 2025:

	At December 31, 2025
	Maximum Delta NIM	Maximum Delta EVE	Delta EVE / CET1+AT1
	(in Ps)	(in Ps)	(in percentages)
Banco de Bogotá	(707,641)	(1,654,667)	10.82
Banco de Occidente	(662,769)	(361,923)	6.58

As of December 31, 2025, Banco de Bogotá and Banco de Occidente maintained their Delta EVE percentages below the threshold established for outlier tests. In the case of Banco Popular and Banco AV Villas, since they do not have subsidiaries with a banking book, they are exempt from reporting consolidated information.

The management of interest rate risk in Grupo Aval's banks is structured with strong governance, led by the Board of Directors, which approves policies and limits, and supported by the Risk Committee and the ALCO Committee, which oversee the risk profile and strategies. The risk area develops methodologies and models to measure, monitor, and evaluate risk, while the treasury analyzes and projects interest rate risk and proposes hedging measures. Internal audit conducts independent evaluations of the risk system.

Grupo Aval's banks identify positions affected by interest rate risk, including assets, liabilities, and derivatives, and analyze their impact. For measurement, they calculate the impact on Net Interest Margin (NIM) and Economic Value of Equity (EVE) under regulatory scenarios and perform sensitivity analyses. Stress tests are conducted based on interest rate movements, and limits and alerts are established to control risk. Monitoring is carried out through periodic reports to the Board of Directors and other committees, ensuring effective risk management.

Results of NIM and EVE Shocks

The following section presents the results of the shocks applied to the EVE and NIM metrics as of December 31, 2025, and December 31, 2024, for individual results. Regarding the consolidated information, the results are presented only as of December 31, 2025:

Individual Results

	At December 31, 2025
	Parallel up	Parallel down	Steepener	Flattener	Short rate up	Short rate down

	(in Ps)
Banco de Bogotá	(1,598,433)	640,311	(92,600)	(749,886)	(1,005,023)	244,956
Banco de Occidente	(341,331)	(95,121)	109,053	(259,220)	(255,114)	3,285
Banco Popular	(362,219)	183,092	96,296	(145,824)	(266,231)	169,429
Banco AV Villas	(155,062)	13,969	38,056	(110,853)	(114,476)	38,071

	At December 31, 2024
	Parallel up	Parallel down	Steepener	Flattener	Short rate up	Short rate down

	(in Ps)
Banco de Bogotá	(1,216,132)	311,377	133,630	(657,975)	(692,773)	135,650
Banco de Occidente	(173,433)	(268,506)	130,669	(274,802)	(135,435)	67,438
Banco Popular	(408,513)	126,470	64,031	(199,153)	(255,127)	83,960
Banco AV Villas	(73,388)	(44,814)	53,457	(118,104)	(51,821)	9,886

Consolidated Results

Consolidated results are presented only for Banco de Bogotá and Banco de Occidente, as they are the only financial institutions with subsidiaries that have a defined Banking Book, in accordance with regulatory provisions.

	At December 31, 2025
	Parallel up	Parallel down	Steepener	Flattener	Short rate up	Short rate down

	(in Ps)
Banco de Bogotá	(1,654,667)	704,940	(93,334)	(761,522)	(1,037,879)	275,954
Banco de Occidente	(361,923)	(48,693)	93,238	(240,949)	(252,959)	(3,693)

In the case of Banco Popular and Banco AV Villas, since they do not have subsidiaries with a banking book, they are exempt from reporting consolidated information.

4.2.5 Interest Rate Risk – Sensitivity of Grupo Aval’s Consolidated Balance Sheet

Non-trading instruments consist primarily of loans and deposits. The net interest margin of our financial subsidiaries may be affected by changes in interest rates. Losses can result from unexpected movements in interest rates. For this reason, our financial subsidiaries monitor the interest rate risk daily and set limits on asset and liability mismatches.

Grupo Aval´s financial subsidiaries monitor their interest rate risk daily and set limits to repricing mismatches between assets and liabilities. They analyze their interest rate exposure in a dynamic way. Scenario modelling considers renewal of existing positions, financing alternatives, and hedges. Considering these scenarios, the financial subsidiaries calculate the profit and loss impact of changes in interest rates.

The following table shows interest rates exposure of non-interest-bearing and interest-bearing for financial assets and liabilities by maturity bucket for our financial subsidiaries at December 31, 2025 and 2024. In this table, fixed rate instruments are classified according to their maturity date and floating rate instruments are classified according to their repricing date:

December 31,2025

	Less than		From one to		From six to		More than a		Non-
Assets (1)	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	6,947,229	Ps.	—	Ps.	—	Ps.	—	Ps.	12,407,481	Ps.	19,354,710
Trading investments in debt securities		313,342		857,713		917,811		15,493,978		—		17,582,844
Investments in debt securities at FVOCI		422,683		1,947,537		2,422,508		23,663,229		—		28,455,957
Investments in debt securities at amortized cost		941,587		2,523,556		3,776,864		1,963,450		—		9,205,457
Trade receivable at FVTPL		—		—		—		2,635,437		—		2,635,437
Commercial loans		1,275,910		88,802,542		2,343,572		15,886,960		—		108,308,984
Consumer loans		231,208		2,875,339		1,510,240		55,839,426		—		60,456,213
Mortgages loans		278,631		286,563		11,248		21,535,268		—		22,111,710
Microcredit loans		891		24		—		605		—		1,520
Interbank and overnight funds		1,767,275		10,241		—		—		—		1,777,516
Trade receivable		24,683		787		182		1,926,393		20,264,116		22,216,161
Total Assets	Ps.	12,203,439	Ps.	97,304,302	Ps.	10,982,425	Ps.	138,944,746	Ps.	32,671,597	Ps.	292,106,509
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities (2)	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	6,384,604	Ps.	—	Ps.	—	Ps.	—	Ps.	17,213,631	Ps.	23,598,235
Saving deposits		88,238,541		—		—		—		—		88,238,541
Time deposits		10,784,108		45,291,746		20,894,887		18,135,176		—		95,105,917
Other deposits		14,699		27,924		—		—		419,922		462,545
Interbank and overnight funds		22,444,060		208,589		2,776		—		—		22,655,425
Borrowing from banks and others		2,609,903		6,823,584		6,898,316		8,227,372		—		24,559,175
Long-term debt		—		5,346,412		1,085,204		15,025,370		—		21,456,986
Total Liabilities	Ps.	130,475,915	Ps.	57,698,255	Ps.	28,881,183	Ps.	41,387,918	Ps.	17,633,553	Ps.	276,076,824

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

December 31,2024

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	6,669,978	Ps.	—	Ps.		Ps.	—	Ps.	10,328,881	Ps.	16,998,859
Trading investments in debt securities		64,537		143,911		313,373		11,415,593		—		11,937,414
Investments in debt securities mandatorily at FVTPL		—		—		1,425		—		—		1,425
Investments in debt securities at FVOCI		373,026		1,495,003		2,726,862		22,455,307		—		27,050,198
Investments in debt securities at amortized cost		1,120,442		3,339,892		3,707,096		2,540,937		—		10,708,367
Trade receivable at FVTPL		—		—		—		4,181,835		—		4,181,835
Commercial loans		15,313,556		66,132,059		6,400,419		27,568,609		—		115,414,643
Consumer loans		4,821,574		3,357,049		2,743,970		51,053,732		—		61,976,325
Mortgages loans		3,837,007		184,710		123,247		17,890,763		—		22,035,727
Microcredit loans		2,199		457		295		1,424		—		4,375
Interbank and overnight funds		704,516		539		—		—		—		705,055
Trade receivable		14,665		6,589		189		2,230,108		21,886,987		24,138,538
Total Assets	Ps.	32,921,500	Ps.	74,660,209	Ps.	16,016,876	Ps.	139,338,308	Ps.	32,215,868	Ps.	295,152,761

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	6,064,076	Ps.	—	Ps.	—	Ps.	—	Ps.	18,515,460	Ps.	24,579,536
Saving deposits		79,614,904		—		—		—		—		79,614,904
Time deposits		6,739,476		50,866,874		23,336,940		15,386,537		—		96,329,827
Other deposits		13,359		108,392		—		—		226,159		347,910
Interbank and overnight funds		17,651,017		527,638		331,114		—		—		18,509,769
Borrowing from banks and others		3,377,387		10,628,700		3,790,469		10,301,603		—		28,098,159
Long-term debt		157,427		4,855,835		286,286		20,916,299		—		26,215,847
Total Liabilities	Ps.	113,617,646	Ps.	66,987,439	Ps.	27,744,809	Ps.	46,604,439	Ps.	18,741,619	Ps.	273,695,952

As part of their interest rate risk management process, our financial subsidiaries analyze the interest rate mismatches between their interest-earning assets and their interest-earning liabilities. This sensitivity analysis, based on hypothetical changes, assumes that the composition of Grupo Aval´s statement of financial position remains constant over the period being measured.

Based on the financial statement as of December 31, 2025, a linear accounting sensitivity exercise to interest rate variations is carried out, assuming a constant market situation, without incorporating the existing effects on financial assets and liabilities resulting from discretionary decisions of clients and changes that may occur in macroeconomic fundamentals. Thus, if market interest rates were to increase by 100 basis points, without considering the maturity of the instruments or the repricing periods but only the balance as of the cut-off date, and assuming there is no asymmetric movement in the yield curves, the profit for the year would have been Ps. 83,572, which represents 1.10% of total net interest income as of December 31, 2025, and Ps. 33,715, which represented 0.46% of total net interest income as of December 31, 2024, mainly higher as a result of higher interest income on variable interest assets offset by higher interest expenses on variable interest liabilities and lower fair values of investments at fair value through profit or loss, due to the proportion of assets indexed to variable rates being higher than liabilities indexed to variable rates. Other comprehensive income in equity would have been Ps. 835,812 as of December 31, 2025, and Ps. 868,462 as of December 31, 2024, mainly lower because of a decrease in the fair values of fixed-rate financial assets classified as fair value through OCI.

The following is a breakdown of non-interest-bearing and interest-bearing assets and liabilities by interest rate type and by maturity, as at December 31, 2025 and 2024.

December 31,2025

	Under one year				Over one year				Non-
Assets (1)	Variable		Fixed		Variable		Fixed		interest		Total
Cash and cash equivalents	Ps.	2,843,399	Ps.	4,103,830	Ps.	—	Ps.	—	Ps.	12,407,481	Ps.	19,354,710
Trading investments in debt securities		169,009		1,919,857		131,985		15,361,993		—		17,582,844
Investments in debt securities at FVOCI		231,040		4,561,688		831,844		22,831,385		—		28,455,957
Investments in debt securities at amortized cost		5,351,209		1,890,797		—		1,963,451		—		9,205,457
Trade receivable at FVTPL		—		—		2,635,437		—		—		2,635,437
Commercial loans		38,255,304		11,022,924		50,293,877		8,736,879		—		108,308,984
Consumer loans		683,307		10,523,849		1,648,975		47,600,082		—		60,456,213
Mortgages loans		36,143		1,083,682		512,333		20,479,552		—		22,111,710
Microcredit loans		802		—		114		604		—		1,520
Interbank and overnight funds		—		1,777,516		—		—		—		1,777,516
Trade receivable		25,652		—		401,057		1,525,336		20,264,116		22,216,161
Total Assets	Ps.	47,595,865	Ps.	36,884,143	Ps.	56,455,622	Ps.	118,499,282	Ps.	32,671,597	Ps.	292,106,509
										—
	Under one year					Over one year			Non-
Liabilities (2)	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	392,631	Ps.	5,991,973	Ps.	—	Ps.	—	Ps.	17,213,631	Ps.	23,598,235
Saving deposits		11,243,338		76,995,203		—		—		—		88,238,541
Time deposits		23,127,676		54,048,625		5,740,557		12,189,059		—		95,105,917
Other deposits		13,082		29,541		—		—		419,922		462,545
Interbank and overnight funds		255,945		22,399,480		—		—		—		22,655,425
Borrowing from banks and others		10,323,838		5,459,051		3,518,694		5,257,592		—		24,559,175
Long-term debt		2,151,022		4,280,592		5,638,943		9,386,429		—		21,456,986
Total Liabilities	Ps.	47,507,532	Ps.	169,204,465	Ps.	14,898,194	Ps.	26,833,080	Ps.	17,633,553	Ps.	276,076,824

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

December 31,2024

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash and cash equivalents	Ps.	767,956	Ps.	5,902,022	Ps.	—	Ps.	—	Ps.	10,328,881	Ps.	16,998,859
Trading investments in debt securities		39,959		481,862		267,185		11,148,408		—		11,937,414
Investments in debt securities mandatorily at FVTPL		—		1,425		—		—		—		1,425
Investments in debt securities at FVOCI		18,733		4,576,159		949,667		21,505,639		—		27,050,198
Investments in debt securities at amortized cost		5,563,208		2,604,222		94,850		2,446,087		—		10,708,367
Trade receivable at FVTPL		—		—		4,181,835		—		—		4,181,835
Commercial loans		47,408,803		12,085,311		46,834,101		9,086,428		—		115,414,643
Consumer loans		828,680		10,058,687		5,666,008		45,422,950		—		61,976,325
Mortgages loans		58,686		931,590		4,022,386		17,023,065		—		22,035,727
Microcredit loans		1,342		2,059		151		823		—		4,375
Interbank and overnight funds		—		705,055		—		—		—		705,055
Trade receivable		15,598		5,845		356,931		1,873,177		21,886,987		24,138,538
Total Assets	Ps.	54,702,965	Ps.	37,354,237	Ps.	62,373,114	Ps.	108,506,577	Ps.	32,215,868	Ps.	295,152,761

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	642,651	Ps.	5,421,425	Ps.	—	Ps.	—	Ps.	18,515,460	Ps.	24,579,536
Saving deposits		9,509,067		70,105,837		—		—		—		79,614,904
Time deposits		11,243,745		67,994,677		4,210,357		12,881,048		—		96,329,827
Other deposits		11,728		110,023		—		—		226,159		347,910
Interbank and overnight funds		336,770		18,172,999		—		—		—		18,509,769
Borrowing from banks and others		8,349,490		5,952,723		8,188,874		5,607,072		—		28,098,159
Long-term debt		810,630		905,693		7,368,553		17,130,971		—		26,215,847
Total Liabilities	Ps.	30,904,081	Ps.	168,663,377	Ps.	19,767,784	Ps.	35,619,091	Ps.	18,741,619	Ps.	273,695,952

Disclosure of risk management, liquidity risk [text block]

4.3 Liquidity Risk

Liquidity risk management has always been a basic element of Grupo Aval’s business strategy and a fundamental cornerstone, together with capital, on which the strength of its balance sheet rests. Liquidity risk is related to the inability of Grupo Aval´s subsidiaries to fulfill their obligations with customers, financial market counterparties, lenders, suppliers, authorities or other stakeholders at any given moment, in any currency and in any location.

Structural liquidity management aims to finance the recurring nature of a company’s activities under optimal terms of time and cost, avoiding taking unwanted liquidity risks. At Grupo Aval, the financing and liquidity model is decentralized and based on autonomous subsidiaries that are responsible for covering their own liquidity needs. Therefore, each entity reviews its available resources on a daily basis in order to control its liquidity risk.

The financial subsidiaries of Grupo Aval are responsible for complying with the regulatory liquidity requirements, as well as meeting the obligations arising from their current and future activity. In consequence, they will either take deposits from their customers, or by resorting to the wholesale markets where they operate. Grupo Aval’s financial subsidiaries have a strong capacity as well as to raise funds in the wholesale markets.

Financial subsidiaries comply with the requirements for liquidity risk management of the jurisdictions in which they operate. They define policies that govern the functions of identification, measurement, control and monitoring required to manage daily liquidity requirements, comply with minimum liquidity buffers and establish liquidity contingency plans to deal with any unexpected situation.

Financial subsidiaries controlled by Grupo Aval, in Colombia, are required to maintain adequate liquidity positions based on the Superintendency of Finance’s liquidity parameters, using a short-term liquidity index (Indicador de Riesgo de Liquidez in Spanish language), or “IRL,” that measures liquidity for different time horizons from 1 to 90 days. This index is defined as the difference between adjusted liquid assets and net liquidity requirements.

•	Liquid assets include total debt securities adjusted by market liquidity and exchange rate, excluding investment securities at amortized cost different from mandatory investments, Central Bank deposits and available cash.
•	Net liquidity requirements are the difference between expected contractual asset and contractual and non-contractual liability cash flows. Cash flows from past due loans are not included in this calculation.

During 2020, as part of its convergence towards Basel III standards, the Superintendency of Finance incorporates the segmentation by type of deposits in the calculation of non-contractual liability cash flows. The methodology segments saving deposits in eight categories, according with their balance and the type of customer, then calculates the run-off rate for each category and finally multiplies both to determine the non-contractual reserve.

Grupo Aval´s financial subsidiaries assess the volatility of deposits, debt levels, the asset and liability structure, the liquidity of different asset types, the availability of lines of credit and the effectiveness of asset and liability management. The objective is to have adequate liquidity to manage possible stress scenarios.

The quantification of appropriate money market funding levels is an integral part of the liquidity measurement carried out by each entity. Based on statistical analysis, primary and secondary sources of liquidity are identified in order to ensure funding stability and diversification, and to minimize concentration.

Financial subsidiaries in Colombia must maintain cash on hand and in Central Banks deposits in order to comply with reserve requirements. The calculation of the reserve requirement is based on the daily average of the different types of deposits every two weeks.

On August 30, 2024, the Board of Directors of the Central Bank of Colombia (Banco de la República) issued External Resolution No. 3, which reduces the reserve requirements as follows:

•	Reduction of one percentage point in the reserve requirement for liabilities currently subject to an 8% reserve ratio (primarily checking accounts and savings accounts). As a result, the reserve requirement for these liabilities will decrease from 8% to 7%.
•	Reduction of one percentage point in the reserve requirement for liabilities currently subject to a 3.5% reserve ratio (primarily time deposits with a term up to 18 months). Consequently, the reserve requirement for these liabilities will decrease from 3.5% to 2.5%.

There are no reserve requirements for our subsidiaries located in Panamá because there is no Central Bank to regulate such requirements.

The following table presents liquid assets as of the cut-off date and their depletion for each of the time horizons established in the regulatory liquidity risk methodology (1 to 7 days, 1 to 30 days and 31 to 90 days), based on separate figures of our financial subsidiaries in Colombia at December 31, 2025 and 2024:

December 31, 2025

		Liquid assets
		available at the end			From 31 to 90
Bank		of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco Bogotá S.A.	Ps.	16,766,645	14,103,526	5,290,233	(17,219,591)
Banco de Occidente S.A.		11,509,695	7,654,716	4,681,592	(10,698,827)
Banco AV Villas S.A.		3,058,631	2,656,389	1,314,672	(3,211,668)
Banco Popular S.A.		5,572,720	4,994,515	1,573,415	(6,216,132)
Corficolombiana S.A.		2,567,533	1,608,683	809,740	(472,992)

December 31, 2024

		Liquid assets
		available at the end						From 31 to 90
Bank		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco Bogotá S.A.	Ps.	13,469,768	Ps.	10,953,748	Ps.	2,928,936	Ps.	(16,891,633)
Banco de Occidente S.A.		9,284,616		6,461,637		2,946,224		(11,199,262)
Banco Popular S.A.		4,030,595		3,580,936		893,612		(5,667,658)
Banco AV Villas S.A.	2,145,763	1,665,301	687,963	(2,909,334)
Corficolombiana S.A.	1,908,014	902,572	560,871	(649,409)
(1)	Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. Liquid assets are measured at fair value (market prices on the evaluation date).
(2)	This amount is the remaining value of liquid assets in the specified time period, or the IRL, which is calculated as the difference between liquid assets and the liquidity requirement. The liquidity requirement is the difference between contractual cash inflows and contractual and non-contractual cash outflows during the period according to the IRL methodology.

The following tables show the individual IRL Ratio as of December 31, 2025, and 2024 for each of our banks in Colombia and Corficolombiana, expressed in Colombian pesos and as a percentage:

	(in Ps)
	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
IRL – 7 days	14,104	10,954	6,122	5,028	4,995	3,581	2,656	1,665	1,609	903
IRL – 30 days	5,290	2,929	3,375	1,814	1,573	894	1,315	688	810	561

	(in percentages)
	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
IRL – 7 days	630	535	262	289	964	896	760	447	268	190
IRL – 30 days	146	128	152	131	139	129	175	147	146	142

Supervised entities are required to calculate and report to the SFC on a weekly basis an indicator of short-term liquidity risk. The IRL is calculated in periods of 7 and 30 days and must be at least 100 percent. During 2025, Grupo Aval's Colombian banks met the minimum regulatory requirement.

The liquidity calculations described above assume normal liquidity conditions, according to the contractual flows and historical experience of each of the financial subsidiaries. For extreme liquidity events caused by unusual deposit withdrawals, the financial subsidiaries have contingency plans that include available credit lines with other financial institutions and access to special lines of credit with Colombia´s Central Bank, in accordance with current regulations. These lines of credit are granted when required, and are collateralized by Colombian government securities or by a portfolio of high-quality loans, as specified in the Central Bank regulations. Grupo Aval´s financial subsidiaries did not access the Central Bank special lines of credit during the years ended at December 31, 2025 and 2024.

The banks in each country are responsible for their liquidity position on a stand-alone basis. They have access to funding mechanisms with their central banks (which allow them to use their portfolios of marketable securities as collateral in money market schemes, as well as loan portfolio rediscounting mechanisms), funding through short-term credit lines offered by correspondent banks, and financing provided by multilateral organizations.

The following breakdown shows the contractual undiscounted cash flows of the financial assets and liabilities including contractual interest receivable and payable at December 31, 2025 and 2024.

December 31, 2025

	Less than		From one to six		From six to twelve		More than
Assets (1)	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	19,354,710	Ps.	—	Ps.	—	Ps.	—	Ps.	19,354,710
Trading investments in debt securities		2,137,023		1,778,618		3,413,469		10,291,572		17,620,682
Investments in debt securities at FVOCI		452,819		1,799,620		2,192,120		28,678,618		33,123,177
Investments in debt securities at amortized cost		1,246,317		2,298,604		4,657,753		1,963,450		10,166,124
Commercial loans		10,257,908		30,969,302		16,646,031		72,688,388		130,561,629
Consumer loans		2,034,248		8,046,766		8,544,496		68,901,971		87,527,481
Mortgages loans		544,230		1,244,414		1,390,669		39,963,613		43,142,926
Microcredit loans		226		529		169		956		1,880
Interbank and overnight funds		1,773,392		4,125		—		—		1,777,517
Trading derivatives		742,356		800,086		267,223		727,255		2,536,920
Hedging derivatives		2,903		27,728		44,577		207,077		282,285
Trade receivable		2,014,113		328,378		19,339		22,489,768		24,851,598
Total Assets	Ps.	40,560,245	Ps.	47,298,170	Ps.	37,175,846	Ps.	245,912,668	Ps.	370,946,929

	Less than		From one to six		From six to twelve		More than
Liabilities (2)	one month		months		months		a year		Total
Checking accounts	Ps.	23,598,235	Ps.	—	Ps.	—	Ps.	—	Ps.	23,598,235
Saving deposits		88,238,541		—		—		—		88,238,541
Time Deposits		12,207,927		44,796,477		23,537,597		21,155,408		101,697,409
Other deposits		432,549		29,996		—		—		462,545
Interbank and overnight funds		22,456,432		208,589		2,833		—		22,667,854
Borrowing from banks and others		1,197,304		6,658,939		7,630,961		13,470,640		28,957,844
Long-term debt		—		4,692,748		1,191,133		18,543,581		24,427,462
Trading derivatives		582,011		835,227		438,932		776,212		2,632,382
Hedging derivatives		34		107,001		21,434		6,246		134,715
Total Liabilities	Ps.	148,713,033	Ps.	57,328,977	Ps.	32,822,890	Ps.	53,952,087	Ps.	292,816,987

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	252,734	Ps.	372,873	Ps.	1,598,026	Ps.	33,874	Ps.	2,257,507
Standby letters of credit		7,416		87,122		294,149		12,200		400,887
Overdraft facility		2,271,247		—		—		—		2,271,247
Standby credit card facility		6,745,525		327,468		857,444		6,916,653		14,847,090
Undrawn approved loans		516,842		309,576		3,177,938		57,481		4,061,837
Total Commitments Loans	Ps.	9,793,764	Ps.	1,097,039	Ps.	5,927,557	Ps.	7,020,208	Ps.	23,838,568

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

December 31, 2024

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	16,998,859	Ps.	—	Ps.		Ps.	—	Ps.	16,998,859
Trading investments in debt securities		300,292		305,488		435,694		8,422,819		9,464,293
Investments in debt securities at FVOCI		401,816		1,811,929		3,252,189		24,381,983		29,847,917
Investments in debt securities at amortized cost		940,289		2,456,711		3,203,905		2,662,693		9,263,598
Commercial loans		14,582,605		31,222,986		18,300,276		71,697,670		135,803,537
Consumer loans		2,374,330		8,120,876		8,394,853		69,138,663		88,028,722
Mortgages loans		372,088		1,150,098		1,292,659		39,222,723		42,037,568
Microcredit loans		1,226		625		265		2,051		4,167
Interbank and overnight funds		703,330		1,799		—		—		705,129
Trading derivatives		376,454		325,466		144,525		170,457		1,016,902
Hedging derivatives		3,054		53,560		21,102		8,476		86,192
Trade receivable		2,864,204		318,938		4,548		25,143,889		28,331,579
Total Assets	Ps.	39,918,547	Ps.	45,768,476	Ps.	35,050,016	Ps.	240,851,424	Ps.	361,588,463

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	24,579,536	Ps.	—	Ps.	—	Ps.	—	Ps.	24,579,536
Saving deposits		79,614,904		—		—		—		79,614,904
Time Deposits		9,186,183		49,090,487		25,405,518		18,863,479		102,545,667
Other deposits		235,111		111,456		—		1,343		347,910
Interbank and overnight funds		17,666,654		538,143		332,010		—		18,536,807
Borrowing from banks and others		1,995,053		10,510,170		4,796,438		13,359,839		30,661,500
Long-term debt		395,469		1,156,876		886,593		26,947,429		29,386,367
Trading derivatives		308,653		380,271		95,804		240,701		1,025,429
Hedging derivatives		1,369		8		3,220		4,180		8,777
Total Liabilities	Ps.	133,982,932	Ps.	61,787,411	Ps.	31,519,583	Ps.	59,416,971	Ps.	286,706,897

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	48,394	Ps.	360,652	Ps.	1,064,744	Ps.	1,629,771	Ps.	3,103,561
Standby letters of credit		26,546		145,194		195,627		16,905		384,272
Overdraft facility		1,861,943		26,281		32,113		341,120		2,261,457
Standby credit card facility		6,192,403		355,995		660,752		5,724,232		12,933,382
Undrawn approved loans		394,475		113,970		2,611,051		201,208		3,320,704
Total Commitments Loans	Ps.	8,523,761	Ps.	1,002,092	Ps.	4,564,287	Ps.	7,913,236	Ps.	22,003,376

Disclosure of risk management, regulatory capital management [text block]

4.4 Regulatory capital management

Decree 2555 of 2010 (as modified by Decree 1771 of 2012, Decree 1648 of 2014, Decree 2392 of 2015, Decrees 1477 of 2018 and 1421 of 2019) sets forth capital adequacy requirements for Colombian credit institutions. Technical capital for Colombian credit institutions consists of the sum of total Core Equity Tier I (CET1 or patrimonio básico ordinario), Additional Tier I capital (AT1 or patrimonio básico adicional), and Tier II capital (Tier II or patrimonio adicional). Tier I capital consist of the sum of CET1 (patrimonio básico ordinario) and AT1 (patrimonio básico adicional). Tier I and Tier II, as defined herein, may differ to the manner in which these terms are used in other jurisdictions.

Pursuant to Decrees 1477 of 2018 and 1421 of 2019 Basel III principles were introduced to estimate adequate capital in credit institutions as follows:

●	Total solvency ratio is defined as the value of the technical capital (CET1, AT1 and Tier II) calculated under the terms of the Decree 1477 of 2018 and the Decree 1421 of 2019, divided by risk-weighted assets by level of credit, market and operational risk, at a minimum of 9%. Pursuant to Decree 2555 of 2010 (as amended), the Superintendency of Finance must grant prior approval of the eligibility of a debt, equity or hybrid instrument in order to be classified as AT1;
●	A minimum CET1 of 4.5%;
●	A minimum Tier I of 6.0%;
●	A capital conservation buffer of 1.5% consisting of CET1;
●	A systemic risk buffer of 1.0% for systemically important financial institutions (SIFIS) consisting of CET1; and
●	In addition, these Decrees established a minimum leverage ratio of 3%.

Banco de Bogotá is considered a systemically important financial institution, according to Carta Circular 68 of November 27, 2025, Carta Circular 74 of November 28, 2024 and Carta Circular 70 of November 23, 2023, issued by the Superintendency of Finance, and therefore had to comply with the systemic buffer (explained above).

Furthermore, according to Carta Circular 68 of November 27, 2025 and Carta Circular 74 of November 28, 2024, issued by the Superintendency of Finance, Banco de Occidente is also considered a systemically important financial institution.  At December 31, 2025 the systemic importance buffer applicable to Banco de Occidente was 0.6%, as it was allowed a two-year transition period to comply with the 1.0% systemic buffer, which must be fully implemented by November 2026.

Total solvency ratio for pension and severance fund managers, fiduciary companies and stockbrokers is defined as the value of the regulatory capital (CET1, AT1 and Tier II) calculated under the terms of Decree 175 of 2022, divided by risk-weighted assets by level of credit, market and operational risk, at a minimum of 9%.

In addition to compliance with minimum regulatory capital requirements, Grupo Aval’s entities aim to maintain capital positions that foster investor, creditor, and market confidence and to sustain future growth of their respective businesses. The capital allocation decision guards that there is balance between a more aggressive structure that can deliver higher returns on equity and a more conservative approach that encourages excess capitalization. Capital allocation decisions also considers each subsidiary’s long-term strategic objectives.

As of December 31, 2025, and 2024, all of Grupo Aval´s individually regulated operations have complied with the minimum regulatory capital requirements.

The following tables show the separate and consolidated (where applicable) capitalization information of our main direct and indirect subsidiaries. Consolidated solvency only applies to Banco de Bogotá, Banco de Occidente and Banco Popular. The consolidated solvency for Banco Popular and subsidiaries incorporates Corficolombiana. However, taking into account the materiality of Corficolombiana in Banco Popular’s figures, Corficolombiana is presented separately in the following section.

Banco de Bogotá S.A.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2025		2024		2025		2024

Subscribed and paid-in capital	Ps.	3,553	Ps.	3,553	Ps.	3,553	Ps.	3,553
Reserves and retained earnings		15,488,196		14,980,050		15,896,788		15,426,827
Other comprehensive income		(150,051)		246,238		(21,063)		244,407
Net income for the period		1,259,998		1,128,549		1,270,587		1,090,178
Non-controlling interests		—		—		—		—
Deductions:
Unconsolidated financial sector investments		—		—		—		—
Goodwill and other intangibles		(1,460,905)		(1,388,211)		(1,506,967)		(1,709,972)
Deferred tax assets		(694,849)		(783,110)		(347,120)		(672,462)
Other		—		—		(1,431)		(1,431)
CET1	Ps.	14,445,943	Ps.	14,187,069	Ps.	15,294,347	Ps.	14,381,099
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		—		—		—		—
AT1		—		—		—		—
Tier I	Ps.	14,445,943	Ps.	14,187,069	Ps.	15,294,347	Ps.	14,381,099

Subordinated instruments		1,687,813		2,459,094		1,687,813		2,459,094
Plus/minus others		132,000		134,586		0		—
Tier II capital	Ps.	1,819,813	Ps.	2,593,680	Ps.	1,687,813	Ps.	2,459,094
Other deductions from technical capital		—		—		—		3,553
Technical capital	Ps.	16,265,756	Ps.	16,780,749	Ps.	16,982,160	Ps.	16,840,193
Risk-weighted assets		80,428,512		81,152,552		98,501,784		97,961,017
Market risk		185,383		153,522		311,408		318,203
Market risk exposure (1)		2,059,807		1,705,799		3,460,094		3,535,594
Operational risk		683,524		565,377		784,011		664,410
Operational risk exposure (1)		7,594,709		6,281,962		8,711,230		7,382,337
Risk-weighted assets including regulatory market risk and operational risk	Ps.	90,083,028	Ps.	89,140,313	Ps.	110,673,108	Ps.	108,878,948
CET1 solvency ratio		16.04%		15.92%		13.82%		13.21%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		16.04%		15.92%		13.82%		13.21%
Tier II contribution to solvency ratio		2.02%		2.91%		1.53%		2.26%
Total solvency ratio (2)		18.06%		18.83%		15.34%		15.47%

Capital measure	Ps.	14,445,943	Ps.	14,187,069	Ps.	15,294,347	Ps.	14,381,099
Exposure measure		138,326,503		129,644,773		158,485,219		154,516,917
Leverage ratio		10.44%		10.94%		9.65%		9.31%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)     Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco de Occidente S.A.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2025		2024		2025		2024

Subscribed and paid-in capital	Ps.	4,677	Ps.	4,677	Ps.	4,677	Ps.	4,677
Reserves and retained earnings		5,242,618		4,996,740		5,477,955		5,253,452
Other comprehensive income		(52,984)		53,594		152,485		209,136
Net income for the period		533,656		494,992		574,590		473,554
Non-controlling interests		—		—		19,155		16,902
Deductions:
Unconsolidated financial sector investments		—		—		—		—
Goodwill and other intangibles		(761,334)		(693,741)		(726,124)		(651,630)
Deferred tax assets		(235,063)		(233,646)		—		—
Other		(2,747)		(2,743)		(2,747)		(2,743)
CET1	Ps.	4,728,823	Ps.	4,619,873	Ps.	5,499,991	Ps.	5,303,348
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		—		—		—		—
AT1		—		—		—		—
Tier I	Ps.	4,728,823	Ps.	4,619,873	Ps.	5,499,991	Ps.	5,303,348
		—		—		—		—
Subordinated instruments		1,075,171		1,357,700		1,075,171		1,357,700
Plus/minus others		38,417		30,716		—		—
Tier II capital	Ps.	1,113,588	Ps.	1,388,416	Ps.	1,075,171	Ps.	1,357,700
Other deductions from technical capital		—		—		—		—
Technical capital	Ps.	5,842,411	Ps.	6,008,289	Ps.	6,575,163	Ps.	6,661,048
Risk-weighted assets		41,765,590		40,395,605		45,511,052		44,446,464
Market risk		109,891		339,369		152,513		381,971
Market risk exposure (1)		1,221,006		3,770,764		1,694,594		4,244,121
Operational risk		337,993		282,931		337,127		283,565
Operational risk exposure (1)		3,755,476		3,143,676		3,745,856		3,150,726
Risk-weighted assets including regulatory market risk and operational risk	Ps.	46,742,072	Ps.	47,310,045	Ps.	50,951,502	Ps.	51,841,311
CET1 solvency ratio		10.12%		9.77%		10.79%		10.23%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		10.12%		9.77%		10.79%		10.23%
Tier II contribution to solvency ratio		2.38%		2.93%		2.11%		2.62%
Total solvency ratio (2)		12.50%		12.70%		12.90%		12.85%

Capital measure	Ps.	4,728,823	Ps.	4,619,873	Ps.	5,499,992	Ps.	5,303,348
Exposure measure		81,723,618		75,193,855		87,702,312		81,253,921
Leverage ratio		5.79%		6.14%		6.27%		6.53%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Comercial AV Villas S.A.

		Separate basis
		At December 31,
		2025		2024

Subscribed and paid-in capital	Ps.	22,297	Ps.	22,297
Reserves and retained earnings		1,482,139		1,545,974
Other comprehensive income		74,778		123,694
Net income for the period		(52,600)		(116,277)
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(241,826)		(194,924)
Deferred tax assets		(1,817)		(10,420)
Other		(44,359)		(116,928)
CET1	Ps.	1,238,612	Ps.	1,253,416
Hybrid instruments recognized as additional primary capital		—		—
Other		176		176
AT1	Ps.	176	Ps.	176
Tier I	Ps.	1,238,788	Ps.	1,253,592

Subordinated instruments		200,000		150,000
Plus/minus others		37,373		31,568
Tier II capital	Ps.	237,373	Ps.	181,568
Other deductions from technical capital		—		—
Technical capital	Ps.	1,476,161	Ps.	1,435,160
Risk-weighted assets		11,391,828		10,473,834
Market risk		15,658		22,567
Market risk exposure (1)		173,975		250,741
Operational risk		121,116		102,999
Operational risk exposure (1)		1,345,735		1,144,438
Risk-weighted assets including regulatory market risk and operational risk	Ps.	12,911,538	Ps.	11,869,013
CET1 solvency ratio		9.59%		10.56%
AT1 contribution to solvency ratio		0.00%		0.00%
Tier 1 capital solvency ratio		9.59%		10.56%
Tier II contribution to solvency ratio		1.84%		1.53%
Total solvency ratio (2)		11.43%		12.09%

Capital measure	Ps.	1,238,788	Ps.	1,253,592
Exposure measure		22,081,029		19,170,558
Leverage ratio		5.61%		6.54%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Popular S.A.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2025		2024		2025		2024

Subscribed and paid-in capital	Ps.	78,861	Ps.	77,253	Ps.	78,861	Ps.	77,253
Reserves and retained earnings		2,310,223		2,496,783		2,272,386		2,546,400
Other comprehensive income		113,637		82,992		303,895		251,899
Net income for the period		15,078		(226,699)		49,174		(314,876)
Non-controlling interests		—		—		7,280,592		6,866,755
Deductions:
Unconsolidated financial sector investments		—		—		—		—
Goodwill and other intangibles		(416,309)		(390,836)		(477,807)		(460,169)
Deferred tax assets		—		—		—		—
Other		(96,364)		(94,690)		(96,372)		(94,690)
CET1	Ps.	2,005,126	Ps.	1,944,803	Ps.	9,410,730	Ps.	8,872,572
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		—		—		—		—
AT1		—		—		—		—
Tier I	Ps.	2,005,126	Ps.	1,944,803	Ps.	9,410,730	Ps.	8,872,572

Subordinated instruments		362,384		319,316		112,384		69,316
Plus/minus others		9,421		15,349		—		—
Tier II capital	Ps.	371,805	Ps.	334,665	Ps.	112,384	Ps.	69,316
Other deductions from technical capital		—		—		(24,232)		(41,551)
Technical capital	Ps.	2,376,931	Ps.	2,279,467	Ps.	9,498,882	Ps.	8,900,337
Risk-weighted assets		16,991,036		17,069,637		37,420,685		37,339,994
Market risk		12,786		16,967		304,481		291,145
Market risk exposure (1)		142,064		188,523		3,383,123		3,234,940
Operational risk		148,169		144,415		358,587		414,441
Operational risk exposure (1)		1,646,317		1,604,616		3,984,300		4,604,901
Risk-weighted assets including regulatory market risk and operational risk		18,779,417		18,862,775		44,788,108		45,179,835
CET1 solvency ratio		10.68%		10.31%		21.01%		19.64%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		10.68%		10.31%		21.01%		19.64%
Tier II contribution to solvency ratio		1.98%		1.77%		0.25%		0.15%
Total solvency ratio (2)		12.66%		12.08%		21.21%		19.70%

Capital measure	Ps.	2,005,126	Ps.	1,944,803	Ps.	9,410,730	Ps.	8,872,572
Exposure measure		31,641,203		29,036,941		59,643,311		55,602,943
Leverage ratio		6.34%		6.70%		15.78%		15.96%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Corficolombiana S.A.

		Separate basis
		At December 31,
		2025		2024

Subscribed and paid-in capital	Ps.	3,464	Ps.	3,464
Reserves and retained earnings		12,318,266		12,016,888
Other comprehensive income		122,538		(12,237)
Net income for the period		514,748		327,654
Non-controlling interests		—		—
Deductions:		—		—
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(100,348)		(104,519)
Deferred tax assets		—		—
Other		(1,611)		(1,512)
CET1	Ps.	12,857,057	Ps.	12,229,738
Hybrid instruments recognized as additional primary capital		—		—
Other		192		192
AT1	Ps.	192	Ps.	192
Tier I	Ps.	12,857,249	Ps.	12,229,930
		—		—
Subordinated instruments		—		—
Plus/minus others		—		—
Tier II capital	Ps.	—	Ps.	—
Other deductions from technical capital		(24,232)		(41,551)
Technical capital	Ps.	12,833,017	Ps.	12,188,379
Risk-weighted assets		21,097,041		20,630,956
Market risk		294,820		320,096
Market risk exposure (1)		3,275,783		3,556,617
Operational risk		205,781		271,948
Operational risk exposure (1)		2,286,453		3,021,644
Risk-weighted assets including regulatory market risk and operational risk	Ps.	26,659,277	Ps.	27,209,217
CET1 solvency ratio		48.23%		44.95%
AT1 contribution to solvency ratio		0.00%		0.00%
Tier 1 capital solvency ratio		48.23%		44.95%
Tier II contribution to solvency ratio		0.00%		0.00%
Total solvency ratio (2)		48.14%		44.80%

Capital measure	Ps.	12,857,250	Ps.	12,229,930
Exposure measure		29,017,318		27,239,441
Leverage ratio		44.31%		44.90%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Porvenir S.A.

		Separate basis
		At December 31,
		2025		2024

		(in Ps)
Subscribed and paid-in capital	Ps.	109,211	Ps.	109,211
Reserves and retained earnings		2,870,070		2,543,792
Other comprehensive income		(29,084)		(19,698)
Net income for the period		701,905		652,600
Non-controlling interests		—		—
Deductions:		—		—
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(405,131)		(381,208)
Deferred tax assets		(33,661)		(25,646)
Others		(53,826)		(53,826)
Primary capital	Ps.	3,159,484	Ps.	2,825,225

Unrealized gains/losses on securities available for sale		—		—
Secondary capital (Tier II)	Ps.	—	Ps.	—

Deductions:
Value of the stabilization reserve		(2,607,155)		(2,269,084)
Technical capital	Ps.	552,328	Ps.	556,140
Risk-weighted assets		693,323		671,894
Market risk		4,352		3,832
Market risk exposure (1)		48,361		42,577
Operational risk		137,330		121,454
Operational risk exposure (1)		1,525,884		1,349,490
Risk-weighted assets including regulatory market risk and operational risk	Ps.	2,267,568	Ps.	2,063,961
Solvency ratio (2)		24.36%		26.95%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Aval Fiduciaria

		Separate basis
		At December 31,
		2025		2024

		(in Ps)
Subscribed and paid-in capital	Ps.	31,384	Ps.	31,384
Reserves and retained earnings		19,951		19,951
Other comprehensive income		(7,471)		(7,381)
Net income for the period		16,367		12,926
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(24,256)		(20,156)
Deferred tax assets		(3,895)		(3,844)
Other		—		—
Primary capital	Ps.	32,080	Ps.	32,880

Subordinated instruments		—		—
Unrealized gains/losses on securities available for sale(1)		—		—
Secondary capital (Tier II)	Ps.	—	Ps.	—

Deductions:
Value of the stabilization reserve		—		—
Other deductions from regulatory capital		—		—
Regulatory capital	Ps.	32,080	Ps.	32,880
Risk-weighted assets		28,679		30,098
Market risk		478		717
Market risk exposure(1)		5,315		7,967
Operational risk		14,591		12,889
Operational risk exposure(1)		162,123		143,206
Risk-weighted assets including regulatory market risk and operational risk	Ps.	196,117	Ps.	181,271
Solvency ratio(2)		16.36%		18.14%
(1)	Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by specific weightings as defined the Superintendency of Finance.
(2)	Solvency ratio is calculated as regulatory capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Aval Casa de Bolsa

		Separate basis
		At December 31,
		2025		2024

		(in Ps)
Subscribed and paid-in capital	Ps.	15,580	Ps.	15,580
Reserves and retained earnings		36,277		36,227
Other comprehensive income		(2,909)		(2,944)
Net income for the period		10,915		829
Non-controlling interests		—		—
Deductions:		—		—
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(2,565)		(3,513)
Deferred tax assets		—		—
Other		—		—
Primary capital	Ps.	57,298	Ps.	46,179

Subordinated instruments		—		—
Unrealized gains/losses on securities available for sale(1)		—		—
Secondary capital (Tier II)	Ps.	—	Ps.	—

Deductions:
Value of the stabilization reserve		—		—
Other deductions from regulatory capital		—		—
Regulatory capital	Ps.	57,298	Ps.	46,179
Risk-weighted assets		22,752		13,638
Market risk		5,709		6,790
Market risk exposure(1)		63,428		75,444
Operational risk		2,761		3,120
Operational risk exposure(1)		30,682		34,667
Risk-weighted assets including regulatory market risk and operational risk	Ps.	116,862	Ps.	123,749
Solvency ratio(2)		49.03%		37.32%
(1)	Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by specific weightings as defined the Superintendency of Finance.
(2)	Solvency ratio is calculated as regulatory capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.